UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

This report on Form N-CSR relates solely to the Registrant’s Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, and Fidelity Advisor Freedom Income Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class I : FDFSX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.4
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914908.100    3411-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class A : FFFLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914692.100    1605-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class C : FCTWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.60%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914663.100    1304-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class K6 : FCGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914690.100    3011-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class A : FAFAX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914644.100    1205-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class Z : FIJJX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914625.100    3240-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class C : FHFCX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914741.100    2335-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class K6 : FVGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914696.100    3012-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class A : FHFAX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914740.100    2334-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class Z : FIJKX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Growth Fund	3.3
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914661.100    3241-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class I : FFVIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 27	0.51%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Growth Fund	3.3
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914659.100    1301-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class A : FFVAX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.77%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Growth Fund	3.3
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914656.100    1296-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class I : FDKQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914755.100    2712-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class A : FDKPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914752.100    2709-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class K6 : FUGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914624.100    3004-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class Z : FIJTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914757.100    3250-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class I : FIFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 38	0.73%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Advisor Series Growth Opportunities Fund	5.2
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914641.100    1204-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class C : FRBLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 47	1.75%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918257.100    7644-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class C : FDCFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.56%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.7
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914627.100    1191-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class A : FAFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.98%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Advisor Series Growth Opportunities Fund	5.2
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914638.100    1199-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class K6 : FIGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Growth Fund	3.3
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914660.100    3005-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class M : FCFTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914622.100    1187-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class K6 : FRBPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 12	0.45%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918263.100    7647-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class Z : FIJRX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914697.100    3248-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class M : FTFEX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.14%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Advisor Series Equity Growth Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.1
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914634.100    1197-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class I : FRBNX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 20	0.75%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918259.100    7645-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class Z : FDFQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.4
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914909.100    3412-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class M : FTAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.97%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914646.100    1208-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class M : FDFVX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.4
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914907.100    3410-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class C : FCTHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.69%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.7
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Opportunistic Insights Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Value Discovery Fund	4.7
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914669.100    1309-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class K6 : FKGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.44%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Advisor Series Growth Opportunities Fund	5.2
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914642.100    3010-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class I : FITHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.68%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.7
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Opportunistic Insights Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Value Discovery Fund	4.7
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914671.100    1311-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class M : FFFTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914688.100    1603-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class A : FATWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.85%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914662.100    1302-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class Z : FIJSX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914745.100    3249-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class M : FHFTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914743.100    2337-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class I : FHFIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914742.100    2336-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class C : FCFCX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914621.100    1186-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class Z : FIJNX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.56%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Advisor Series Equity Growth Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.1
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914637.100    3244-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class M : FTTHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	1.19%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.7
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Opportunistic Insights Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Value Discovery Fund	4.7
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914670.100    1310-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class I : FDIFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.56%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.7
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914629.100    1193-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class I : FITWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.60%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914665.100    1306-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class M : FDTFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.06%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.7
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914628.100    1192-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class C : FDFYX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.4
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914906.100    3409-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class K6 : FHGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 21	0.40%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.7
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Opportunistic Insights Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Value Discovery Fund	4.7
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914672.100    3009-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class A : FDAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.81%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.7
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914626.100    1189-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class Z : FIJUX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914649.100    3238-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class Z : FIJQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.65%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914691.100    3247-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class A : FAFEX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.89%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Advisor Series Equity Growth Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.1
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914632.100    1194-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class A : FDFZX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.4
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914905.100    3408-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class Z : FIJOX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.7
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Opportunistic Insights Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Value Discovery Fund	4.7
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914673.100    3245-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class Z : FIJPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.63%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Advisor Series Growth Opportunities Fund	5.2
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914643.100    3246-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class K6 : FPGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914666.100    3007-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2055 Fund Fidelity Advisor Freedom® 2055 Fund Class K6 : FBGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2055 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,271,174,929
Number of Holdings	42
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914744.100    3013-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class C : FCAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914645.100    1207-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class M : FRBKX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 33	1.24%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918255.100    7643-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class M : FFFQX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914694.100    1608-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class K6 : FNGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914756.100    3014-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2035 Fund Fidelity Advisor Freedom® 2035 Fund Class A : FATHX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2035 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.94%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,984,689,916
Number of Holdings	43
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	15.7
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series International Value Fund	6.1
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Advisor Series Equity Growth Fund	6.0
Fidelity Series Opportunistic Insights Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Value Discovery Fund	4.7
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914668.100    1307-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class I : FFFPX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914695.100    1609-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class I : FFFIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.74%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914689.100    1604-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class Z : FRBOX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 17	0.64%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918261.100    7646-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2050 Fund Fidelity Advisor Freedom® 2050 Fund Class C : FFFYX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2050 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,847,436,433
Number of Holdings	42
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914693.100    1607-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class I : FIAFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.46%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914647.100    1209-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class M : FTFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.23%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Advisor Series Growth Opportunities Fund	5.2
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914640.100    1203-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class M : FDKTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.25%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914754.100    2711-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2060 Fund Fidelity Advisor Freedom® 2060 Fund Class C : FDKSX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2060 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$683,715,262
Number of Holdings	45
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914753.100    2710-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2070 Fund Fidelity Advisor Freedom® 2070 Fund Class A : FRBJX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2070 Fund for the period June 28, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 27	0.99%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$540,683
Number of Holdings	27
Portfolio TurnoverA	3%
A Amount not annualized
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	11.1
Fidelity Series Large Cap Stock Fund	10.1
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.7
Fidelity Series Opportunistic Insights Fund	6.2
Fidelity Series Value Discovery Fund	6.0
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
76.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918253.100    7642-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® Income Fund Fidelity Advisor Freedom® Income Fund Class K6 : FEGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® Income Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.24%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$253,551,644
Number of Holdings	39
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	38.0
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.7
Fidelity Series Government Money Market Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	2.8
Fidelity Series International Growth Fund	1.9
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series Short-Term Credit Fund	1.9
85.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914648.100    3015-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class M : FTTWX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.10%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914664.100    1305-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class K6 : FDGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Advisor Series Equity Growth Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.1
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914636.100    3008-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2040 Fund Fidelity Advisor Freedom® 2040 Fund Class C : FCFFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2040 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.73%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,811,585,794
Number of Holdings	41
Portfolio Turnover	14%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Value Fund	7.3
Fidelity Series Overseas Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Advisor Series Equity Growth Fund	7.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Value Discovery Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	5.6
Fidelity Advisor Series Growth Opportunities Fund	5.2
71.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914639.100    1202-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class A : FACFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914620.100    1184-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2025 Fund Fidelity Advisor Freedom® 2025 Fund Class Z : FIJMX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2025 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.53%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,290,326,064
Number of Holdings	43
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.4
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Large Cap Stock Fund	5.9
Fidelity Series International Value Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Advisor Series Equity Growth Fund	4.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914667.100    3243-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class C : FFVCX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.52%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Growth Fund	3.3
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914657.100    1298-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class Z : FIJLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.49%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.7
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914631.100    3242-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2010 Fund Fidelity Advisor Freedom® 2010 Fund Class I : FCIFX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2010 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.47%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$233,633,110
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	35.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Money Market Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Large Cap Stock Fund	2.8
Fidelity Series International Value Fund	2.5
Fidelity Series Overseas Fund	2.5
Fidelity Series International Growth Fund	2.5
80.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914623.100    1188-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2065 Fund Fidelity Advisor Freedom® 2065 Fund Class K6 : FDFRX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2065 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.45%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$196,802,558
Number of Holdings	41
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.4
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914910.100    3413-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2015 Fund Fidelity Advisor Freedom® 2015 Fund Class M : FFVTX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2015 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.02%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$480,286,005
Number of Holdings	40
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	5.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.7
Fidelity Series Government Money Market Fund	4.5
Fidelity Series Large Cap Stock Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series Overseas Fund	3.3
Fidelity Series International Growth Fund	3.3
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914658.100    1299-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2020 Fund Fidelity Advisor Freedom® 2020 Fund Class K6 : FOGLX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2020 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.29%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$1,251,987,261
Number of Holdings	42
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.0
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.1
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.7
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914630.100    3006-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class C : FFFJX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.75%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914687.100    1602-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class I : FEFIX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Advisor Series Equity Growth Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.1
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914635.100    1198-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2045 Fund Fidelity Advisor Freedom® 2045 Fund Class A : FFFZX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2045 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$2,082,922,430
Number of Holdings	42
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Stock Fund	10.4
Fidelity Series International Value Fund	7.9
Fidelity Series Overseas Fund	7.9
Fidelity Series International Growth Fund	7.9
Fidelity Advisor Series Equity Growth Fund	7.8
Fidelity Series Opportunistic Insights Fund	6.3
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Advisor Series Growth Opportunities Fund	5.5
76.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914686.100    1599-TSRS-1124

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2024
Fidelity Advisor Freedom® 2030 Fund Fidelity Advisor Freedom® 2030 Fund Class C : FCFEX

This semi-annual shareholder report contains information about Fidelity Advisor Freedom® 2030 Fund for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 85	1.64%
Key Fund Statistics
(as of September 30, 2024)

KEY FACTS
Fund Size	$3,136,806,850
Number of Holdings	42
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Investment Grade Bond Fund	21.4
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.2
Fidelity Advisor Series Equity Growth Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Opportunistic Insights Fund	4.1
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914633.100    1196-TSRS-1124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund

Semi-Annual Report
September 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund
Fidelity Advisor Freedom® 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor Freedom® Income Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.23% 10/24/24 (b) (Cost $438,549)	440,000	438,672

Domestic Equity Funds - 9.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	181,578	3,609,764
Fidelity Advisor Series Growth Opportunities Fund (c)	152,675	2,543,558
Fidelity Advisor Series Small Cap Fund (c)	84,385	1,194,043
Fidelity Series All-Sector Equity Fund (c)	93,013	1,203,590
Fidelity Series Commodity Strategy Fund (c)	5,729	506,450
Fidelity Series Large Cap Stock Fund (c)	210,880	4,835,480
Fidelity Series Large Cap Value Index Fund (c)	27,757	475,747
Fidelity Series Opportunistic Insights Fund (c)	122,620	3,045,869
Fidelity Series Small Cap Core Fund (c)	8,744	108,781
Fidelity Series Small Cap Opportunities Fund (c)	102,901	1,563,069
Fidelity Series Stock Selector Large Cap Value Fund (c)	183,641	2,767,467
Fidelity Series Value Discovery Fund (c)	168,983	2,818,634
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,992,273)		24,672,452

International Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	108,019	1,780,145
Fidelity Series Emerging Markets Fund (c)	265,519	2,556,946
Fidelity Series Emerging Markets Opportunities Fund (c)	505,904	10,153,491
Fidelity Series International Growth Fund (c)	254,644	4,904,448
Fidelity Series International Small Cap Fund (c)	198,160	3,717,484
Fidelity Series International Value Fund (c)	361,425	4,886,460
Fidelity Series Overseas Fund (c)	326,081	4,881,426
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,970,682)		32,880,400

Bond Funds - 66.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	5,321,760	52,366,123
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,751	125,539
Fidelity Series Emerging Markets Debt Fund (c)	162,875	1,330,688
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	43,887	422,628
Fidelity Series Floating Rate High Income Fund (c)	26,614	238,728
Fidelity Series High Income Fund (c)	157,314	1,373,354
Fidelity Series International Credit Fund (c)	30,203	256,124
Fidelity Series International Developed Markets Bond Index Fund (c)	1,108,572	9,833,031
Fidelity Series Investment Grade Bond Fund (c)	9,355,359	96,360,196
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,215,768	7,136,559
Fidelity Series Real Estate Income Fund (c)	24,855	251,034
TOTAL BOND FUNDS (Cost $176,940,159)		169,694,004

Short-Term Funds - 10.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	383,296	383,373
Fidelity Series Government Money Market Fund 5.03% (c)(e)	20,801,362	20,801,362
Fidelity Series Short-Term Credit Fund (c)	481,420	4,847,901
TOTAL SHORT-TERM FUNDS (Cost $25,944,044)		26,032,636

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $239,285,707)	253,718,164
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(166,520)
NET ASSETS - 100.0%	253,551,644

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	14	Dec 2024	820,890	52,577	52,577
ICE MSCI EAFE Index Contracts (United States)	5	Dec 2024	621,950	6,804	6,804

TOTAL EQUITY INDEX CONTRACTS					59,381

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	82	Dec 2024	9,371,063	(9,902)	(9,902)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	50	Dec 2024	5,494,141	2,119	2,119

TOTAL TREASURY CONTRACTS					(7,783)

TOTAL PURCHASED					51,598

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	Dec 2024	3,197,838	(68,160)	(68,160)

TOTAL FUTURES CONTRACTS					(16,562)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $438,672.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	188,974	2,159,883	1,965,477	8,643	(7)	-	383,373	0.0%
Total	188,974	2,159,883	1,965,477	8,643	(7)	-	383,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	2,215,270	190,953	320,539	-	16,073	260,923	3,609,764
Fidelity Advisor Series Growth Opportunities Fund	1,559,983	162,455	301,813	-	19,753	208,752	2,543,558
Fidelity Advisor Series Small Cap Fund	760,233	42,621	109,643	-	6,358	96,732	1,194,043
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,781,641	6,898,487	4,662,266	461,808	(123,482)	1,393,550	52,366,123
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	83,566	3,701	11,356	1,351	(1,243)	6,803	125,539
Fidelity Series All-Sector Equity Fund	730,231	82,577	103,645	-	2,703	88,072	1,203,590
Fidelity Series Canada Fund	1,114,687	132,862	201,096	-	33,522	109,045	1,780,145
Fidelity Series Commodity Strategy Fund	1,122,494	398,777	1,673,708	47,977	(725,670)	628,284	506,450
Fidelity Series Emerging Markets Debt Fund	886,357	52,654	124,705	26,849	(11,955)	64,091	1,330,688
Fidelity Series Emerging Markets Debt Local Currency Fund	286,879	6,558	50,256	-	(4,131)	36,502	422,628
Fidelity Series Emerging Markets Fund	1,834,552	55,426	523,647	-	16,319	205,827	2,556,946
Fidelity Series Emerging Markets Opportunities Fund	7,363,645	385,598	2,592,696	-	444,839	673,929	10,153,491
Fidelity Series Floating Rate High Income Fund	162,872	14,353	22,679	9,675	(463)	(1,283)	238,728
Fidelity Series Government Money Market Fund 5.03%	13,462,388	2,105,055	1,859,608	471,482	-	-	20,801,362
Fidelity Series High Income Fund	915,852	62,390	127,235	37,094	(7,937)	52,611	1,373,354
Fidelity Series International Credit Fund	124,403	3,914	885	3,913	77	9,936	256,124
Fidelity Series International Developed Markets Bond Index Fund	6,533,165	599,499	890,954	107,362	(29,991)	236,601	9,833,031
Fidelity Series International Growth Fund	3,148,157	333,741	478,261	-	67,219	123,289	4,904,448
Fidelity Series International Small Cap Fund	2,525,810	69,776	449,516	-	76,967	208,929	3,717,484
Fidelity Series International Value Fund	3,163,165	243,082	576,315	-	121,748	242,867	4,886,460
Fidelity Series Investment Grade Bond Fund	65,072,621	3,931,256	10,209,357	1,792,464	(490,740)	3,784,516	96,360,196
Fidelity Series Large Cap Stock Fund	2,974,462	503,432	438,785	247,740	12,046	157,687	4,835,480
Fidelity Series Large Cap Value Index Fund	287,361	59,198	61,203	-	2,578	35,918	475,747
Fidelity Series Long-Term Treasury Bond Index Fund	5,629,491	347,281	1,680,772	108,503	(738,087)	1,014,388	7,136,559
Fidelity Series Opportunistic Insights Fund	1,754,944	304,028	242,516	-	9,109	227,190	3,045,869
Fidelity Series Overseas Fund	3,156,580	254,586	563,454	-	107,682	202,837	4,881,426
Fidelity Series Real Estate Income Fund	164,864	11,037	22,708	6,335	(110)	10,503	251,034
Fidelity Series Short-Term Credit Fund	3,528,626	179,850	635,703	86,535	115	103,138	4,847,901
Fidelity Series Small Cap Core Fund	51,034	47,134	33,304	321	89	8,296	108,781
Fidelity Series Small Cap Opportunities Fund	964,012	289,542	212,590	115,376	10,622	10,564	1,563,069
Fidelity Series Stock Selector Large Cap Value Fund	1,729,173	302,279	417,079	-	16,299	218,664	2,767,467
Fidelity Series Value Discovery Fund	1,771,600	342,516	431,492	-	13,062	183,679	2,818,634
	168,860,118	18,416,618	30,029,786	3,524,785	(1,156,629)	10,602,840	252,896,119

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	438,672	-	438,672	-

Domestic Equity Funds	24,672,452	24,672,452	-	-

International Equity Funds	32,880,400	32,880,400	-	-

Bond Funds	169,694,004	169,694,004	-	-

Short-Term Funds	26,032,636	26,032,636	-	-
Total Investments in Securities:	253,718,164	253,279,492	438,672	-
Derivative Instruments: Assets
Futures Contracts	61,500	61,500	-	-
Total Assets	61,500	61,500	-	-
Liabilities
Futures Contracts	(78,062)	(78,062)	-	-
Total Liabilities	(78,062)	(78,062)	-	-
Total Derivative Instruments:	(16,562)	(16,562)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	59,381	(68,160)
Total Equity Risk	59,381	(68,160)
Interest Rate Risk
Futures Contracts (a)	2,119	(9,902)
Total Interest Rate Risk	2,119	(9,902)
Total Value of Derivatives	61,500	(78,062)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $438,549)	$438,672
Fidelity Central Funds (cost $383,373)	383,373
Other affiliated issuers (cost $238,463,785)	252,896,119

Total Investment in Securities (cost $239,285,707)		$253,718,164
Cash		46,646
Receivable for investments sold		1,109,814
Receivable for fund shares sold		595,767
Distributions receivable from Fidelity Central Funds		1,788
Total assets		255,472,179
Liabilities
Payable for investments purchased	$1,032,393
Payable for fund shares redeemed	673,151
Accrued management fee	89,655
Distribution and service plan fees payable	41,167
Payable for daily variation margin on futures contracts	84,169
Total liabilities		1,920,535
Net Assets		$253,551,644
Net Assets consist of:
Paid in capital		$244,652,237
Total accumulated earnings (loss)		8,899,407
Net Assets		$253,551,644

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($99,688,693 ÷ 9,535,618 shares)(a)		$10.45
Maximum offering price per share (100/94.25 of $10.45)		$11.09
Class M :
Net Asset Value and redemption price per share ($39,909,926 ÷ 3,826,438 shares)(a)		$10.43
Maximum offering price per share (100/96.50 of $10.43)		$10.81
Class C :
Net Asset Value and offering price per share ($4,145,529 ÷ 400,697 shares)(a)		$10.35
Class K6 :
Net Asset Value, offering price and redemption price per share ($38,610,241 ÷ 3,681,177 shares)		$10.49
Class I :
Net Asset Value, offering price and redemption price per share ($25,664,119 ÷ 2,442,903 shares)		$10.51
Class Z :
Net Asset Value, offering price and redemption price per share ($45,533,136 ÷ 4,344,850 shares)		$10.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,220,820
Interest		9,883
Income from Fidelity Central Funds		8,643
Total income		3,239,346
Expenses
Management fee	$473,674
Distribution and service plan fees	210,423
Total expenses before reductions	684,097
Expense reductions	(1,019)
Total expenses after reductions		683,078
Net Investment income (loss)		2,556,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	106,022
Fidelity Central Funds	(7)
Other affiliated issuers	(1,156,629)
Futures contracts	330,909
Capital gain distributions from underlying funds:
Affiliated issuers	303,965
Total net realized gain (loss)		(415,740)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	131
Affiliated issuers	10,602,840
Futures contracts	(110,530)
Total change in net unrealized appreciation (depreciation)		10,492,441
Net gain (loss)		10,076,701
Net increase (decrease) in net assets resulting from operations		$12,632,969
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,556,268	$4,898,548
Net realized gain (loss)	(415,740)	(1,351,833)
Change in net unrealized appreciation (depreciation)	10,492,441	5,810,424
Net increase (decrease) in net assets resulting from operations	12,632,969	9,357,139
Distributions to shareholders	(2,316,728)	(4,860,753)

Share transactions - net increase (decrease)	73,966,917	(13,442,710)
Total increase (decrease) in net assets	84,283,158	(8,946,324)

Net Assets
Beginning of period	169,268,486	178,214,810
End of period	$253,551,644	$169,268,486

Financial Highlights
Fidelity Advisor Freedom® Income Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.76	$10.82	$11.49	$10.50	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.11	.27	.32	.24	.09	.18
Net realized and unrealized gain (loss)	.42	.27	(.83)	(.34)	1.30	(.06) C
Total from investment operations	.53	.54	(.51)	(.10)	1.39	.12
Distributions from net investment income	(.11)	(.27)	(.31)	(.23)	(.11)	(.18)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.11)	(.27)	(.55)	(.57)	(.40) D	(.38)
Net asset value, end of period	$10.45	$10.03	$9.76	$10.82	$11.49	$10.50
Total Return E,F,G	5.29%	5.62%	(4.58)%	(1.04)%	13.41%	1.04% C
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.72%	.72%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.72 % J	.72%	.72%	.72%	.72%	.72%
Expenses net of all reductions	.72% J	.72%	.72%	.72%	.72%	.72%
Net investment income (loss)	2.25% J	2.77%	3.21%	2.11%	.80%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$99,689	$64,657	$64,491	$75,687	$73,935	$61,807
Portfolio turnover rate K	15 % J,L,M	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .93%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Income Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.00	$9.74	$10.79	$11.47	$10.49	$10.74
Income from Investment Operations
Net investment income (loss) A,B	.10	.24	.29	.21	.06	.15
Net realized and unrealized gain (loss)	.42	.27	(.81)	(.34)	1.30	(.04) C
Total from investment operations	.52	.51	(.52)	(.13)	1.36	.11
Distributions from net investment income	(.09)	(.25)	(.29)	(.21)	(.08)	(.16)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.09)	(.25)	(.53)	(.55)	(.38)	(.36)
Net asset value, end of period	$10.43	$10.00	$9.74	$10.79	$11.47	$10.49
Total Return D,E,F	5.27%	5.27%	(4.72)%	(1.31)%	13.06%	.90% C
Ratios to Average Net Assets A,G,H
Expenses before reductions	.97% I	.97%	.97%	.97%	.96% J	.97%
Expenses net of fee waivers, if any	.97 % I	.97%	.97%	.97%	.96% J	.97%
Expenses net of all reductions	.97% I	.97%	.96%	.97%	.96% J	.97%
Net investment income (loss)	2.00% I	2.52%	2.96%	1.86%	.55%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$39,910	$24,478	$26,651	$31,925	$36,006	$36,147
Portfolio turnover rate K	15 % I,L,M	18%	26%	47%	29%	25%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .79%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Income Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.66	$10.72	$11.43	$10.47	$10.73
Income from Investment Operations
Net investment income (loss) A,B	.08	.19	.24	.15	.01	.10
Net realized and unrealized gain (loss)	.42	.27	(.81)	(.33)	1.29	(.06) C
Total from investment operations	.50	.46	(.57)	(.18)	1.30	.04
Distributions from net investment income	(.07)	(.20)	(.25)	(.20)	(.04)	(.10)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.07)	(.20)	(.49)	(.53) D	(.34)	(.30)
Net asset value, end of period	$10.35	$9.92	$9.66	$10.72	$11.43	$10.47
Total Return E,F,G	5.05%	4.77%	(5.27)%	(1.75)%	12.49%	.30% C
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.47% J	1.47%	1.47%	1.47%	1.47%	1.46% K
Expenses net of fee waivers, if any	1.47 % J	1.47%	1.47%	1.47%	1.47%	1.46% K
Expenses net of all reductions	1.47% J	1.47%	1.47%	1.47%	1.46%	1.46% K
Net investment income (loss)	1.50% J	2.02%	2.46%	1.36%	.05%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$4,146	$3,901	$4,476	$6,378	$8,255	$7,918
Portfolio turnover rate L	15 % J,M,N	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .19%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
NThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Income Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$9.79	$10.85	$11.52	$10.52	$10.78
Income from Investment Operations
Net investment income (loss) A,B	.14	.32	.35	.28	.13	.22
Net realized and unrealized gain (loss)	.42	.27	(.82)	(.34)	1.31	(.06) C
Total from investment operations	.56	.59	(.47)	(.06)	1.44	.16
Distributions from net investment income	(.13)	(.32)	(.35)	(.27)	(.14)	(.22)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.13)	(.32)	(.59)	(.61)	(.44)	(.42)
Net asset value, end of period	$10.49	$10.06	$9.79	$10.85	$11.52	$10.52
Total Return D,E	5.62%	6.10%	(4.22)%	(.71)%	13.87%	1.38% C
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24% H	.24%	.36% I	.36% I	.37%	.36% I
Expenses net of fee waivers, if any	.24 % H	.24%	.36% I	.36% I	.37%	.36% I
Expenses net of all reductions	.24% H	.24%	.36% I	.36% I	.37%	.36% I
Net investment income (loss)	2.73% H	3.24%	3.56%	2.46%	1.15%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$38,610	$14,922	$13,783	$13,984	$23,587	$21,248
Portfolio turnover rate J	15 % H,K,L	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Income Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$9.81	$10.86	$11.53	$10.53	$10.79
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.34	.27	.12	.21
Net realized and unrealized gain (loss)	.42	.25	(.81)	(.34)	1.31	(.06) C
Total from investment operations	.55	.55	(.47)	(.07)	1.43	.15
Distributions from net investment income	(.11)	(.29)	(.34)	(.26)	(.13)	(.21)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.11)	(.29)	(.58)	(.60)	(.43)	(.41)
Net asset value, end of period	$10.51	$10.07	$9.81	$10.86	$11.53	$10.53
Total Return D,E	5.54%	5.75%	(4.22)%	(.80)%	13.72%	1.30% C
Ratios to Average Net Assets A,F,G
Expenses before reductions	.46% H,I	.47%	.46% I	.46% I	.46% I	.47%
Expenses net of fee waivers, if any	.46 % H,I	.47%	.46% I	.46% I	.46% I	.47%
Expenses net of all reductions	.46% H,I	.47%	.46% I	.46% I	.46% I	.47%
Net investment income (loss)	2.51% H	3.02%	3.46%	2.36%	1.05%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$25,664	$42,956	$58,142	$79,536	$87,775	$83,215
Portfolio turnover rate J	15 % H,K,L	18%	26%	47%	29%	25%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Income Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$9.79	$10.85	$11.52	$10.53	$10.79
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.34	.28	.12	.21
Net realized and unrealized gain (loss)	.42	.26	(.81)	(.34)	1.31	(.05) C
Total from investment operations	.55	.56	(.47)	(.06)	1.43	.16
Distributions from net investment income	(.12)	(.30)	(.35)	(.27)	(.14)	(.22)
Distributions from net realized gain	-	-	(.24)	(.34)	(.30)	(.20)
Total distributions	(.12)	(.30)	(.59)	(.61)	(.44)	(.42)
Net asset value, end of period	$10.48	$10.05	$9.79	$10.85	$11.52	$10.53
Total Return D,E	5.53%	5.83%	(4.21)%	(.75)%	13.72%	1.36% C
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.42%	.41% I	.42%	.42%
Expenses net of fee waivers, if any	.42 % H	.42%	.42%	.41% I	.42%	.42%
Expenses net of all reductions	.42% H	.42%	.42%	.41% I	.42%	.42%
Net investment income (loss)	2.55% H	3.07%	3.51%	2.41%	1.10%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$45,533	$18,355	$10,672	$7,064	$8,919	$3,128
Portfolio turnover rate J	15 % H,K,L	18%	26%	47%	29%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.61% to 5.23% 10/24/24 to 12/19/24 (b) (Cost $428,448)	430,000	428,565

Domestic Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	241,236	4,795,779
Fidelity Advisor Series Growth Opportunities Fund (c)	202,833	3,379,200
Fidelity Advisor Series Small Cap Fund (c)	112,266	1,588,561
Fidelity Series All-Sector Equity Fund (c)	126,675	1,639,172
Fidelity Series Commodity Strategy Fund (c)	5,280	466,722
Fidelity Series Large Cap Stock Fund (c)	280,346	6,428,341
Fidelity Series Large Cap Value Index Fund (c)	36,877	632,066
Fidelity Series Opportunistic Insights Fund (c)	158,064	3,926,302
Fidelity Series Small Cap Core Fund (c)	11,637	144,765
Fidelity Series Small Cap Opportunities Fund (c)	137,536	2,089,176
Fidelity Series Stock Selector Large Cap Value Fund (c)	247,091	3,723,666
Fidelity Series Value Discovery Fund (c)	228,485	3,811,130
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,446,370)		32,624,880

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	132,561	2,184,607
Fidelity Series Emerging Markets Fund (c)	219,264	2,111,513
Fidelity Series Emerging Markets Opportunities Fund (c)	572,445	11,488,968
Fidelity Series International Growth Fund (c)	305,546	5,884,812
Fidelity Series International Small Cap Fund (c)	182,363	3,421,133
Fidelity Series International Value Fund (c)	436,691	5,904,068
Fidelity Series Overseas Fund (c)	393,397	5,889,146
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,263,172)		36,884,247

Bond Funds - 61.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,837,809	37,764,045
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	628,122	5,006,131
Fidelity Series Emerging Markets Debt Fund (c)	149,109	1,218,221
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	41,281	397,533
Fidelity Series Floating Rate High Income Fund (c)	19,233	172,521
Fidelity Series High Income Fund (c)	143,595	1,253,581
Fidelity Series International Credit Fund (c)	35,619	302,046
Fidelity Series International Developed Markets Bond Index Fund (c)	1,013,155	8,986,689
Fidelity Series Investment Grade Bond Fund (c)	7,967,803	82,068,375
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,194,425	7,011,272
Fidelity Series Real Estate Income Fund (c)	22,809	230,372
TOTAL BOND FUNDS (Cost $151,110,439)		144,410,786

Short-Term Funds - 8.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	324,248	324,313
Fidelity Series Government Money Market Fund 5.03% (c)(e)	15,884,024	15,884,024
Fidelity Series Short-Term Credit Fund (c)	321,133	3,233,814
TOTAL SHORT-TERM FUNDS (Cost $19,388,387)		19,442,151

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $212,636,816)	233,790,629
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(157,519)
NET ASSETS - 100.0%	233,633,110

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	Dec 2024	762,255	48,811	48,811
ICE MSCI EAFE Index Contracts (United States)	4	Dec 2024	497,560	4,696	4,696

TOTAL EQUITY INDEX CONTRACTS					53,507

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	76	Dec 2024	8,685,375	(14,297)	(14,297)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	46	Dec 2024	5,054,609	938	938

TOTAL TREASURY CONTRACTS					(13,359)

TOTAL PURCHASED					40,148

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	Dec 2024	3,197,838	(68,160)	(68,160)

TOTAL FUTURES CONTRACTS					(28,012)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $428,565.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	338,875	2,214,524	2,229,083	9,313	(3)	-	324,313	0.0%
Total	338,875	2,214,524	2,229,083	9,313	(3)	-	324,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	4,940,174	176,568	799,049	-	258,053	220,033	4,795,779
Fidelity Advisor Series Growth Opportunities Fund	3,478,461	199,691	713,107	-	168,575	245,580	3,379,200
Fidelity Advisor Series Small Cap Fund	1,700,741	30,411	263,378	-	48,714	72,073	1,588,561
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	36,610,065	4,232,836	4,160,840	329,582	(20,496)	1,102,480	37,764,045
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,900,987	104,755	1,242,839	57,941	(331,017)	574,245	5,006,131
Fidelity Series All-Sector Equity Fund	1,627,828	50,248	185,918	-	13,219	133,795	1,639,172
Fidelity Series Canada Fund	2,205,404	134,935	307,200	-	54,336	97,132	2,184,607
Fidelity Series Commodity Strategy Fund	1,592,492	538,612	1,599,580	44,043	(793,787)	728,985	466,722
Fidelity Series Emerging Markets Debt Fund	1,282,088	41,379	151,972	30,134	(28,697)	75,423	1,218,221
Fidelity Series Emerging Markets Debt Local Currency Fund	412,874	2,863	45,352	-	(5,243)	32,391	397,533
Fidelity Series Emerging Markets Fund	3,085,671	26,096	1,272,500	-	63,069	209,177	2,111,513
Fidelity Series Emerging Markets Opportunities Fund	12,385,571	240,251	2,500,394	-	439,863	923,677	11,488,968
Fidelity Series Floating Rate High Income Fund	191,425	10,377	27,628	8,333	(366)	(1,287)	172,521
Fidelity Series Government Money Market Fund 5.03%	15,772,122	2,161,539	2,049,637	410,338	-	-	15,884,024
Fidelity Series High Income Fund	1,312,979	50,816	149,213	39,774	(9,814)	48,813	1,253,581
Fidelity Series International Credit Fund	284,136	6,443	18	6,442	1	11,484	302,046
Fidelity Series International Developed Markets Bond Index Fund	9,380,910	569,640	1,103,607	136,614	(95,843)	235,589	8,986,689
Fidelity Series International Growth Fund	6,227,636	417,276	956,932	-	272,345	(75,513)	5,884,812
Fidelity Series International Small Cap Fund	3,661,724	30,389	505,760	-	86,885	147,895	3,421,133
Fidelity Series International Value Fund	6,257,632	222,533	1,000,311	-	258,278	165,936	5,904,068
Fidelity Series Investment Grade Bond Fund	86,485,738	3,041,353	10,299,552	1,782,058	(843,285)	3,684,121	82,068,375
Fidelity Series Large Cap Stock Fund	6,650,862	435,716	969,102	333,421	175,131	135,734	6,428,341
Fidelity Series Large Cap Value Index Fund	656,560	44,663	113,145	-	10,471	33,517	632,066
Fidelity Series Long-Term Treasury Bond Index Fund	8,677,172	338,460	2,265,698	125,917	(1,109,635)	1,370,973	7,011,272
Fidelity Series Opportunistic Insights Fund	3,913,295	175,549	572,491	-	206,931	203,018	3,926,302
Fidelity Series Overseas Fund	6,244,450	285,272	1,006,858	-	228,029	138,253	5,889,146
Fidelity Series Real Estate Income Fund	239,016	9,114	27,633	7,068	(435)	10,310	230,372
Fidelity Series Short-Term Credit Fund	3,416,546	183,558	439,657	67,129	732	72,635	3,233,814
Fidelity Series Small Cap Core Fund	161,852	19,358	45,841	788	2,241	7,155	144,765
Fidelity Series Small Cap Opportunities Fund	2,158,665	260,413	327,292	153,657	61,403	(64,013)	2,089,176
Fidelity Series Stock Selector Large Cap Value Fund	3,873,432	282,704	697,287	-	41,784	223,033	3,723,666
Fidelity Series Value Discovery Fund	3,951,079	352,158	692,397	-	25,977	174,313	3,811,130
	244,739,587	14,675,976	36,492,188	3,533,239	(822,581)	10,936,957	233,037,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	428,565	-	428,565	-

Domestic Equity Funds	32,624,880	32,624,880	-	-

International Equity Funds	36,884,247	36,884,247	-	-

Bond Funds	144,410,786	144,410,786	-	-

Short-Term Funds	19,442,151	19,442,151	-	-
Total Investments in Securities:	233,790,629	233,362,064	428,565	-
Derivative Instruments: Assets
Futures Contracts	54,445	54,445	-	-
Total Assets	54,445	54,445	-	-
Liabilities
Futures Contracts	(82,457)	(82,457)	-	-
Total Liabilities	(82,457)	(82,457)	-	-
Total Derivative Instruments:	(28,012)	(28,012)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	53,507	(68,160)
Total Equity Risk	53,507	(68,160)
Interest Rate Risk
Futures Contracts (a)	938	(14,297)
Total Interest Rate Risk	938	(14,297)
Total Value of Derivatives	54,445	(82,457)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $428,448)	$428,565
Fidelity Central Funds (cost $324,313)	324,313
Other affiliated issuers (cost $211,884,055)	233,037,751

Total Investment in Securities (cost $212,636,816)		$233,790,629
Cash		41,676
Receivable for investments sold		1,630,914
Receivable for fund shares sold		263,468
Distributions receivable from Fidelity Central Funds		1,614
Total assets		235,728,301
Liabilities
Payable for investments purchased	$1,098,740
Payable for fund shares redeemed	795,642
Accrued management fee	84,355
Distribution and service plan fees payable	37,998
Payable for daily variation margin on futures contracts	78,456
Total liabilities		2,095,191
Net Assets		$233,633,110
Net Assets consist of:
Paid in capital		$213,272,388
Total accumulated earnings (loss)		20,360,722
Net Assets		$233,633,110

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($91,510,284 ÷ 8,184,550 shares)(a)		$11.18
Maximum offering price per share (100/94.25 of $11.18)		$11.86
Class M :
Net Asset Value and redemption price per share ($43,564,751 ÷ 3,924,227 shares)(a)		$11.10
Maximum offering price per share (100/96.50 of $11.10)		$11.50
Class C :
Net Asset Value and offering price per share ($1,181,969 ÷ 106,651 shares)(a)		$11.08
Class K6 :
Net Asset Value, offering price and redemption price per share ($34,322,293 ÷ 3,069,801 shares)		$11.18
Class I :
Net Asset Value, offering price and redemption price per share ($27,926,502 ÷ 2,483,364 shares)		$11.25
Class Z :
Net Asset Value, offering price and redemption price per share ($35,127,311 ÷ 3,156,153 shares)		$11.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,125,454
Interest		10,818
Income from Fidelity Central Funds		9,313
Total income		3,145,585
Expenses
Management fee	$523,292
Distribution and service plan fees	230,672
Total expenses before reductions	753,964
Expense reductions	(366)
Total expenses after reductions		753,598
Net Investment income (loss)		2,391,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,830
Fidelity Central Funds	(3)
Other affiliated issuers	(822,581)
Futures contracts	256,120
Capital gain distributions from underlying funds:
Affiliated issuers	407,785
Total net realized gain (loss)		(156,849)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	130
Affiliated issuers	10,936,957
Futures contracts	(86,284)
Total change in net unrealized appreciation (depreciation)		10,850,803
Net gain (loss)		10,693,954
Net increase (decrease) in net assets resulting from operations		$13,085,941
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,391,987	$6,759,097
Net realized gain (loss)	(156,849)	1,397,261
Change in net unrealized appreciation (depreciation)	10,850,803	9,126,100
Net increase (decrease) in net assets resulting from operations	13,085,941	17,282,458
Distributions to shareholders	(679,623)	(6,384,356)

Share transactions - net increase (decrease)	(24,143,357)	(34,980,426)
Total increase (decrease) in net assets	(11,737,039)	(24,082,324)

Net Assets
Beginning of period	245,370,149	269,452,473
End of period	$233,633,110	$245,370,149

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.60	$10.14	$11.46	$12.53	$10.97	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.10	.26	.31	.25	.10	.19
Net realized and unrealized gain (loss)	.51	.46	(.94)	(.26)	2.18	(.31)
Total from investment operations	.61	.72	(.63)	(.01)	2.28	(.12)
Distributions from net investment income	(.03)	(.26)	(.30)	(.26)	(.11)	(.20)
Distributions from net realized gain	-	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.03)	(.26)	(.69)	(1.06)	(.72)	(.69)
Net asset value, end of period	$11.18	$10.60	$10.14	$11.46	$12.53	$10.97
Total Return C,D,E	5.75%	7.14%	(5.41)%	(.41)%	21.28%	(1.39)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.73%	.74%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.72 % H	.73%	.74%	.75%	.76%	.77%
Expenses net of all reductions	.72% H	.73%	.74%	.75%	.76%	.77%
Net investment income (loss)	1.94% H	2.57%	3.03%	2.06%	.81%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$91,510	$98,696	$107,179	$137,046	$164,212	$162,920
Portfolio turnover rate I	12 % H,J	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.53	$10.08	$11.39	$12.46	$10.92	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.09	.23	.28	.22	.07	.15
Net realized and unrealized gain (loss)	.50	.45	(.93)	(.26)	2.16	(.30)
Total from investment operations	.59	.68	(.65)	(.04)	2.23	(.15)
Distributions from net investment income	(.02)	(.23)	(.28)	(.24)	(.09)	(.17)
Distributions from net realized gain	-	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.02)	(.23)	(.66) C	(1.03) C	(.69) C	(.66)
Net asset value, end of period	$11.10	$10.53	$10.08	$11.39	$12.46	$10.92
Total Return D,E,F	5.62%	6.80%	(5.59)%	(.63)%	20.90%	(1.63)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I	.98%	.99%	1.00%	1.01%	1.02%
Expenses net of fee waivers, if any	.97 % I	.98%	.99%	1.00%	1.01%	1.02%
Expenses net of all reductions	.97% I	.98%	.99%	1.00%	1.01%	1.02%
Net investment income (loss)	1.69% I	2.32%	2.78%	1.81%	.56%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$43,565	$45,036	$48,094	$60,633	$69,654	$64,750
Portfolio turnover rate J	12 % I,K	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$10.05	$11.34	$12.42	$10.87	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.06	.18	.23	.16	.01	.10
Net realized and unrealized gain (loss)	.50	.45	(.93)	(.27)	2.16	(.30)
Total from investment operations	.56	.63	(.70)	(.11)	2.17	(.20)
Distributions from net investment income	- C	(.16)	(.21)	(.18)	(.02)	(.10)
Distributions from net realized gain	-	-	(.38)	(.80)	(.60)	(.49)
Total distributions	- C	(.16)	(.59)	(.97) D	(.62)	(.59)
Net asset value, end of period	$11.08	$10.52	$10.05	$11.34	$12.42	$10.87
Total Return E,F,G	5.34%	6.28%	(6.09)%	(1.19)%	20.36%	(2.02)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.47% J	1.48%	1.49%	1.50%	1.51%	1.51% K
Expenses net of fee waivers, if any	1.47 % J	1.48%	1.49%	1.50%	1.51%	1.51% K
Expenses net of all reductions	1.47% J	1.48%	1.49%	1.50%	1.51%	1.51% K
Net investment income (loss)	1.19% J	1.82%	2.28%	1.31%	.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,182	$1,255	$2,196	$4,335	$6,544	$8,343
Portfolio turnover rate L	12 % J,M	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.59	$10.13	$11.45	$12.54	$10.99	$11.81
Income from Investment Operations
Net investment income (loss) A,B	.13	.31	.35	.30	.14	.23
Net realized and unrealized gain (loss)	.50	.46	(.94)	(.27)	2.19	(.31)
Total from investment operations	.63	.77	(.59)	.03	2.33	(.08)
Distributions from net investment income	(.04)	(.31)	(.34)	(.32)	(.17)	(.26)
Distributions from net realized gain	-	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.04)	(.31)	(.73)	(1.12)	(.78)	(.74) C
Net asset value, end of period	$11.18	$10.59	$10.13	$11.45	$12.54	$10.99
Total Return D,E	5.98%	7.67%	(4.99)%	(.10)%	21.67%	(1.01)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.38%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.25 % H	.25%	.38%	.38%	.38%	.39%
Expenses net of all reductions	.25% H	.25%	.38%	.38%	.38%	.39%
Net investment income (loss)	2.41% H	3.05%	3.40%	2.43%	1.18%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$34,322	$23,344	$20,994	$20,054	$12,643	$8,352
Portfolio turnover rate I	12 % H,J	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.18	$11.50	$12.58	$11.02	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.34	.29	.13	.22
Net realized and unrealized gain (loss)	.51	.46	(.94)	(.28)	2.19	(.30)
Total from investment operations	.63	.75	(.60)	.01	2.32	(.08)
Distributions from net investment income	(.04)	(.27)	(.33)	(.30)	(.15)	(.23)
Distributions from net realized gain	-	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.04)	(.27)	(.72)	(1.09) C	(.76)	(.72)
Net asset value, end of period	$11.25	$10.66	$10.18	$11.50	$12.58	$11.02
Total Return D,E	5.88%	7.47%	(5.13)%	(.21)%	21.50%	(1.04)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.48%	.49%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.47 % H	.48%	.49%	.50%	.51%	.52%
Expenses net of all reductions	.47% H	.48%	.49%	.50%	.51%	.52%
Net investment income (loss)	2.19% H	2.82%	3.28%	2.31%	1.06%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$27,927	$50,544	$81,490	$103,754	$114,929	$107,764
Portfolio turnover rate I	12 % H,J	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2010 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$10.10	$11.42	$12.51	$10.95	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.34	.29	.14	.22
Net realized and unrealized gain (loss)	.50	.46	(.93)	(.27)	2.18	(.30)
Total from investment operations	.62	.75	(.59)	.02	2.32	(.08)
Distributions from net investment income	(.04)	(.30)	(.34)	(.31)	(.15)	(.26)
Distributions from net realized gain	-	-	(.39)	(.80)	(.61)	(.49)
Total distributions	(.04)	(.30)	(.73)	(1.11)	(.76)	(.75)
Net asset value, end of period	$11.13	$10.55	$10.10	$11.42	$12.51	$10.95
Total Return C,D	5.87%	7.53%	(5.07)%	(.20)%	21.71%	(1.05)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42% G	.43%	.43% H	.44%	.45%	.46% H
Expenses net of fee waivers, if any	.42 % G	.43%	.43% H	.44%	.45%	.46% H
Expenses net of all reductions	.42% G	.43%	.43% H	.44%	.45%	.46% H
Net investment income (loss)	2.24% G	2.87%	3.34%	2.37%	1.12%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$35,127	$26,495	$9,500	$8,545	$6,514	$5,895
Portfolio turnover rate I	12 % G,J	14%	20%	37%	26%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.12% to 5.23% 10/24/24 to 11/7/24 (b) (Cost $847,140)	850,000	847,381

Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	695,403	13,824,607
Fidelity Advisor Series Growth Opportunities Fund (c)	584,706	9,741,200
Fidelity Advisor Series Small Cap Fund (c)	323,668	4,579,897
Fidelity Series All-Sector Equity Fund (c)	363,959	4,709,630
Fidelity Series Commodity Strategy Fund (c)	10,856	959,630
Fidelity Series Large Cap Stock Fund (c)	808,150	18,530,869
Fidelity Series Large Cap Value Index Fund (c)	106,302	1,822,024
Fidelity Series Opportunistic Insights Fund (c)	454,259	11,283,798
Fidelity Series Small Cap Core Fund (c)	33,541	417,255
Fidelity Series Small Cap Opportunities Fund (c)	395,189	6,002,926
Fidelity Series Stock Selector Large Cap Value Fund (c)	712,287	10,734,172
Fidelity Series Value Discovery Fund (c)	656,659	10,953,067
TOTAL DOMESTIC EQUITY FUNDS (Cost $51,663,386)		93,559,075

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	355,117	5,852,324
Fidelity Series Emerging Markets Fund (c)	693,360	6,677,057
Fidelity Series Emerging Markets Opportunities Fund (c)	1,321,090	26,514,271
Fidelity Series International Growth Fund (c)	818,523	15,764,749
Fidelity Series International Small Cap Fund (c)	374,352	7,022,840
Fidelity Series International Value Fund (c)	1,169,852	15,816,401
Fidelity Series Overseas Fund (c)	1,053,865	15,776,354
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $57,342,911)		93,423,996

Bond Funds - 55.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	5,167,588	50,849,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,866,601	22,846,810
Fidelity Series Emerging Markets Debt Fund (c)	304,430	2,487,196
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	83,211	801,318
Fidelity Series Floating Rate High Income Fund (c)	41,581	372,977
Fidelity Series High Income Fund (c)	285,080	2,488,746
Fidelity Series International Credit Fund (c)	84,739	718,588
Fidelity Series International Developed Markets Bond Index Fund (c)	2,069,062	18,352,580
Fidelity Series Investment Grade Bond Fund (c)	14,713,474	151,548,781
Fidelity Series Long-Term Treasury Bond Index Fund (c)	2,646,900	15,537,302
Fidelity Series Real Estate Income Fund (c)	44,304	447,466
TOTAL BOND FUNDS (Cost $281,408,050)		266,450,829

Short-Term Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	792,485	792,644
Fidelity Series Government Money Market Fund 5.03% (c)(e)	21,592,902	21,592,902
Fidelity Series Short-Term Credit Fund (c)	401,657	4,044,685
TOTAL SHORT-TERM FUNDS (Cost $26,359,408)		26,430,231

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $417,620,895)	480,711,512
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(425,507)
NET ASSETS - 100.0%	480,286,005

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	26	Dec 2024	1,524,510	97,671	97,671
ICE MSCI EAFE Index Contracts (United States)	8	Dec 2024	995,120	8,810	8,810

TOTAL EQUITY INDEX CONTRACTS					106,481

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	156	Dec 2024	17,827,875	(28,742)	(28,742)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	95	Dec 2024	10,438,867	2,843	2,843

TOTAL TREASURY CONTRACTS					(25,899)

TOTAL PURCHASED					80,582

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	22	Dec 2024	6,395,675	(136,321)	(136,321)

TOTAL FUTURES CONTRACTS					(55,739)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $847,381.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	859,229	5,015,692	5,082,268	19,597	(9)	-	792,644	0.0%
Total	859,229	5,015,692	5,082,268	19,597	(9)	-	792,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	14,001,675	498,034	2,047,124	-	698,415	10,602,840	13,824,607
Fidelity Advisor Series Growth Opportunities Fund	9,873,029	513,251	1,833,692	-	485,916	702,696	9,741,200
Fidelity Advisor Series Small Cap Fund	4,844,881	51,414	672,245	-	159,436	196,411	4,579,897
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,986,132	7,398,094	3,946,627	425,220	16,493	1,394,973	50,849,065
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	24,451,860	498,436	3,199,760	253,839	(853,422)	1,949,696	22,846,810
Fidelity Series All-Sector Equity Fund	4,646,872	130,454	490,172	-	65,657	356,819	4,709,630
Fidelity Series Canada Fund	5,804,831	275,477	636,396	-	117,100	291,312	5,852,324
Fidelity Series Commodity Strategy Fund	3,131,388	1,166,716	3,203,304	90,451	(1,422,576)	1,287,406	959,630
Fidelity Series Emerging Markets Debt Fund	2,566,521	88,789	263,673	61,094	(44,750)	140,309	2,487,196
Fidelity Series Emerging Markets Debt Local Currency Fund	807,542	7,049	67,195	-	(8,164)	62,086	801,318
Fidelity Series Emerging Markets Fund	7,191,663	80,037	1,243,941	-	4,168	645,130	6,677,057
Fidelity Series Emerging Markets Opportunities Fund	28,865,961	417,811	6,020,104	-	1,218,356	2,032,247	26,514,271
Fidelity Series Floating Rate High Income Fund	401,548	22,851	47,910	17,815	(1,277)	(2,235)	372,977
Fidelity Series Government Money Market Fund 5.03%	20,449,186	3,440,649	2,296,933	539,660	-	-	21,592,902
Fidelity Series High Income Fund	2,564,410	105,798	258,903	78,605	(18,547)	95,988	2,488,746
Fidelity Series International Credit Fund	676,293	15,331	351	15,331	19	27,296	718,588
Fidelity Series International Developed Markets Bond Index Fund	18,755,410	1,206,237	1,898,037	276,384	(108,270)	397,240	18,352,580
Fidelity Series International Growth Fund	16,391,909	884,116	2,046,266	-	599,853	(64,863)	15,764,749
Fidelity Series International Small Cap Fund	7,355,313	74,418	889,744	-	152,766	330,087	7,022,840
Fidelity Series International Value Fund	16,470,749	466,240	2,258,094	-	662,649	474,857	15,816,401
Fidelity Series Investment Grade Bond Fund	156,123,119	5,797,864	15,541,520	3,260,292	(346,199)	5,515,517	151,548,781
Fidelity Series Large Cap Stock Fund	18,795,170	1,287,109	2,446,229	954,135	801,289	93,530	18,530,869
Fidelity Series Large Cap Value Index Fund	1,865,398	112,558	281,609	-	43,287	82,390	1,822,024
Fidelity Series Long-Term Treasury Bond Index Fund	18,613,993	770,680	4,438,097	276,554	(2,124,663)	2,715,389	15,537,302
Fidelity Series Opportunistic Insights Fund	11,110,558	520,929	1,528,408	-	560,690	620,029	11,283,798
Fidelity Series Overseas Fund	16,436,106	632,339	2,275,239	-	519,091	464,057	15,776,354
Fidelity Series Real Estate Income Fund	457,538	18,742	47,944	13,700	(677)	19,807	447,466
Fidelity Series Short-Term Credit Fund	3,997,149	445,821	490,973	83,414	(134)	92,822	4,044,685
Fidelity Series Small Cap Core Fund	527,994	6,116	145,074	2,460	9,871	18,348	417,255
Fidelity Series Small Cap Opportunities Fund	6,129,175	600,681	716,974	441,824	330,461	(340,417)	6,002,926
Fidelity Series Stock Selector Large Cap Value Fund	10,950,377	752,299	1,729,084	-	166,447	594,133	10,734,172
Fidelity Series Value Discovery Fund	11,217,555	928,978	1,767,314	-	129,301	444,547	10,953,067
	491,461,305	29,215,318	64,728,936	6,790,778	1,812,586	31,240,447	479,071,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	847,381	-	847,381	-

Domestic Equity Funds	93,559,075	93,559,075	-	-

International Equity Funds	93,423,996	93,423,996	-	-

Bond Funds	266,450,829	266,450,829	-	-

Short-Term Funds	26,430,231	26,430,231	-	-
Total Investments in Securities:	480,711,512	479,864,131	847,381	-
Derivative Instruments: Assets
Futures Contracts	109,324	109,324	-	-
Total Assets	109,324	109,324	-	-
Liabilities
Futures Contracts	(165,063)	(165,063)	-	-
Total Liabilities	(165,063)	(165,063)	-	-
Total Derivative Instruments:	(55,739)	(55,739)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	106,481	(136,321)
Total Equity Risk	106,481	(136,321)
Interest Rate Risk
Futures Contracts (a)	2,843	(28,742)
Total Interest Rate Risk	2,843	(28,742)
Total Value of Derivatives	109,324	(165,063)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $847,140)	$847,381
Fidelity Central Funds (cost $792,642)	792,644
Other affiliated issuers (cost $415,981,113)	479,071,487

Total Investment in Securities (cost $417,620,895)		$480,711,512
Receivable for investments sold		3,682,323
Receivable for fund shares sold		2,219,592
Distributions receivable from Fidelity Central Funds		3,418
Total assets		486,616,845
Liabilities
Payable for investments purchased	$2,111,189
Payable for fund shares redeemed	3,790,791
Accrued management fee	190,052
Distribution and service plan fees payable	79,250
Payable for daily variation margin on futures contracts	159,558
Total liabilities		6,330,840
Net Assets		$480,286,005
Net Assets consist of:
Paid in capital		$412,686,631
Total accumulated earnings (loss)		67,599,374
Net Assets		$480,286,005

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($211,786,813 ÷ 19,112,515 shares)(a)		$11.08
Maximum offering price per share (100/94.25 of $11.08)		$11.76
Class M :
Net Asset Value and redemption price per share ($70,118,907 ÷ 6,359,109 shares)(a)		$11.03
Maximum offering price per share (100/96.50 of $11.03)		$11.43
Class C :
Net Asset Value and offering price per share ($7,500,969 ÷ 686,853 shares)(a)		$10.92
Class K6 :
Net Asset Value, offering price and redemption price per share ($55,418,391 ÷ 4,967,337 shares)		$11.16
Class I :
Net Asset Value, offering price and redemption price per share ($49,558,357 ÷ 4,412,686 shares)		$11.23
Class Z :
Net Asset Value, offering price and redemption price per share ($85,902,568 ÷ 7,748,016 shares)		$11.09
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,622,098
Interest		21,709
Income from Fidelity Central Funds		19,597
Total income		5,663,404
Expenses
Management fee	$1,167,544
Distribution and service plan fees	483,166
Total expenses before reductions	1,650,710
Expense reductions	(241)
Total expenses after reductions		1,650,469
Net Investment income (loss)		4,012,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	69,048
Fidelity Central Funds	(9)
Other affiliated issuers	1,812,586
Futures contracts	516,194
Capital gain distributions from underlying funds:
Affiliated issuers	1,168,680
Total net realized gain (loss)		3,566,499
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	268
Affiliated issuers	21,311,214
Futures contracts	(169,982)
Total change in net unrealized appreciation (depreciation)		21,141,500
Net gain (loss)		24,707,999
Net increase (decrease) in net assets resulting from operations		$28,720,934
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,012,935	$12,550,919
Net realized gain (loss)	3,566,499	8,756,745
Change in net unrealized appreciation (depreciation)	21,141,500	21,443,920
Net increase (decrease) in net assets resulting from operations	28,720,934	42,751,584
Distributions to shareholders	(5,396,727)	(12,258,912)

Share transactions - net increase (decrease)	(35,850,215)	(98,466,523)
Total increase (decrease) in net assets	(12,526,008)	(67,973,851)

Net Assets
Beginning of period	492,812,013	560,785,864
End of period	$480,286,005	$492,812,013

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.92	$11.40	$12.59	$10.71	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.08	.24	.29	.25	.09	.18
Net realized and unrealized gain (loss)	.56	.64	(1.00)	(.21)	2.66	(.44)
Total from investment operations	.64	.88	(.71)	.04	2.75	(.26)
Distributions from net investment income	(.03)	(.24)	(.28)	(.26)	(.11)	(.19)
Distributions from net realized gain	(.09)	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.12)	(.24) C	(.77)	(1.23)	(.87)	(.82) C
Net asset value, end of period	$11.08	$10.56	$9.92	$11.40	$12.59	$10.71
Total Return D,E,F	6.10%	8.99%	(6.14)%	(.08)%	26.45%	(2.77)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.77% I	.78%	.78%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.77 % I	.78%	.78%	.79%	.80%	.81%
Expenses net of all reductions	.77% I	.78%	.78%	.79%	.80%	.81%
Net investment income (loss)	1.59% I	2.35%	2.86%	2.03%	.79%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$211,787	$222,185	$251,605	$315,460	$385,409	$360,371
Portfolio turnover rate J	12 % I,K	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$9.88	$11.35	$12.55	$10.68	$11.76
Income from Investment Operations
Net investment income (loss) A,B	.07	.21	.26	.22	.06	.15
Net realized and unrealized gain (loss)	.56	.64	(.99)	(.21)	2.65	(.44)
Total from investment operations	.63	.85	(.73)	.01	2.71	(.29)
Distributions from net investment income	(.02)	(.21)	(.26)	(.24)	(.08)	(.16)
Distributions from net realized gain	(.09)	(.01)	(.48)	(.97)	(.76)	(.62)
Total distributions	(.11)	(.22)	(.74)	(1.21)	(.84)	(.79) C
Net asset value, end of period	$11.03	$10.51	$9.88	$11.35	$12.55	$10.68
Total Return D,E,F	6.05%	8.62%	(6.31)%	(.35)%	26.13%	(3.00)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.02% I	1.03%	1.03%	1.04%	1.05%	1.06%
Expenses net of fee waivers, if any	1.02 % I	1.03%	1.03%	1.04%	1.05%	1.06%
Expenses net of all reductions	1.02% I	1.03%	1.03%	1.04%	1.05%	1.06%
Net investment income (loss)	1.34% I	2.10%	2.61%	1.78%	.54%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$70,119	$72,185	$83,161	$107,957	$134,240	$123,857
Portfolio turnover rate J	12 % I,K	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$9.80	$11.28	$12.46	$10.62	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.04	.16	.21	.16	- C	.09
Net realized and unrealized gain (loss)	.56	.63	(.99)	(.20)	2.62	(.44)
Total from investment operations	.60	.79	(.78)	(.04)	2.62	(.35)
Distributions from net investment income	(.01)	(.16)	(.22)	(.17)	(.03)	(.09)
Distributions from net realized gain	(.09)	(.01)	(.48)	(.97)	(.74)	(.62)
Total distributions	(.10)	(.17)	(.70)	(1.14)	(.78) D	(.72) D
Net asset value, end of period	$10.92	$10.42	$9.80	$11.28	$12.46	$10.62
Total Return E,F,G	5.78%	8.05%	(6.83)%	(.74)%	25.36%	(3.48)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.52% J	1.53%	1.53%	1.54%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52 % J	1.53%	1.53%	1.54%	1.55%	1.56%
Expenses net of all reductions	1.52% J	1.53%	1.53%	1.54%	1.55%	1.55%
Net investment income (loss)	.84% J	1.60%	2.11%	1.28%	.04%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$7,501	$7,598	$9,463	$12,554	$20,654	$20,129
Portfolio turnover rate K	12 % J,L	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$9.98	$11.46	$12.66	$10.78	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.11	.29	.33	.30	.14	.23
Net realized and unrealized gain (loss)	.57	.64	(1.00)	(.21)	2.66	(.45)
Total from investment operations	.68	.93	(.67)	.09	2.80	(.22)
Distributions from net investment income	(.04)	(.29)	(.33)	(.32)	(.17)	(.25)
Distributions from net realized gain	(.09)	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.13)	(.30)	(.81) C	(1.29)	(.92) C	(.87)
Net asset value, end of period	$11.16	$10.61	$9.98	$11.46	$12.66	$10.78
Total Return D,E	6.48%	9.39%	(5.68)%	.31%	26.84%	(2.40)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H	.27%	.40%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.26 % H	.27%	.40%	.40%	.40%	.41%
Expenses net of all reductions	.26% H	.27%	.40%	.40%	.40%	.41%
Net investment income (loss)	2.09% H	2.85%	3.25%	2.42%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$55,418	$35,352	$32,531	$34,218	$28,215	$15,400
Portfolio turnover rate I	12 % H,J	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$10.04	$11.52	$12.71	$10.81	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.10	.26	.31	.29	.13	.21
Net realized and unrealized gain (loss)	.56	.65	(1.00)	(.22)	2.67	(.44)
Total from investment operations	.66	.91	(.69)	.07	2.80	(.23)
Distributions from net investment income	(.04)	(.25)	(.31)	(.29)	(.14)	(.22)
Distributions from net realized gain	(.09)	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.12) C	(.26)	(.79) C	(1.26)	(.90)	(.85) C
Net asset value, end of period	$11.23	$10.69	$10.04	$11.52	$12.71	$10.81
Total Return D,E	6.27%	9.12%	(5.84)%	.20%	26.71%	(2.50)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.51% H,I	.53%	.53%	.54%	.55%	.56%
Expenses net of fee waivers, if any	.51 % H,I	.53%	.53%	.54%	.55%	.56%
Expenses net of all reductions	.51% H,I	.53%	.53%	.54%	.55%	.56%
Net investment income (loss)	1.84% H	2.60%	3.11%	2.28%	1.04%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$49,558	$92,177	$158,411	$222,906	$256,243	$238,048
Portfolio turnover rate J	12 % H,K	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2015 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$9.94	$11.42	$12.62	$10.74	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.10	.27	.32	.29	.13	.22
Net realized and unrealized gain (loss)	.56	.63	(1.00)	(.21)	2.66	(.45)
Total from investment operations	.66	.90	(.68)	.08	2.79	(.23)
Distributions from net investment income	(.04)	(.28)	(.32)	(.31)	(.15)	(.26)
Distributions from net realized gain	(.09)	(.01)	(.49)	(.97)	(.76)	(.62)
Total distributions	(.12) C	(.29)	(.80) C	(1.28)	(.91)	(.88)
Net asset value, end of period	$11.09	$10.55	$9.94	$11.42	$12.62	$10.74
Total Return D,E	6.37%	9.16%	(5.79)%	.25%	26.82%	(2.48)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H,I	.46%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.46 % H,I	.46%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.45% H,I	.46%	.47%	.48%	.48%	.49%
Net investment income (loss)	1.90% H	2.66%	3.17%	2.35%	1.11%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$85,903	$63,314	$25,616	$24,200	$20,850	$16,135
Portfolio turnover rate J	12 % H,K	13%	20%	35%	27%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.23% 10/24/24 to 12/26/24 (b) (Cost $2,202,448)	2,210,000	2,203,070

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,333,874	46,397,410
Fidelity Advisor Series Growth Opportunities Fund (c)	1,962,360	32,692,924
Fidelity Advisor Series Small Cap Fund (c)	1,082,795	15,321,543
Fidelity Series All-Sector Equity Fund (c)	1,237,112	16,008,223
Fidelity Series Commodity Strategy Fund (c)	28,303	2,501,947
Fidelity Series Large Cap Stock Fund (c)	2,712,250	62,191,892
Fidelity Series Large Cap Value Index Fund (c)	356,766	6,114,968
Fidelity Series Opportunistic Insights Fund (c)	1,520,363	37,765,826
Fidelity Series Small Cap Core Fund (c)	112,585	1,400,556
Fidelity Series Small Cap Opportunities Fund (c)	1,321,052	20,066,774
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,388,784	35,998,976
Fidelity Series Value Discovery Fund (c)	2,197,576	36,655,575
TOTAL DOMESTIC EQUITY FUNDS (Cost $175,771,312)		313,116,614

International Equity Funds - 23.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,141,953	18,819,377
Fidelity Series Emerging Markets Fund (c)	2,093,194	20,157,458
Fidelity Series Emerging Markets Opportunities Fund (c)	3,983,457	79,947,976
Fidelity Series International Growth Fund (c)	2,632,124	50,694,703
Fidelity Series International Small Cap Fund (c)	974,316	18,278,164
Fidelity Series International Value Fund (c)	3,761,887	50,860,709
Fidelity Series Overseas Fund (c)	3,388,912	50,732,016
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $180,899,507)		289,490,403

Bond Funds - 49.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	6,353,096	62,514,468
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	11,539,337	91,968,516
Fidelity Series Emerging Markets Debt Fund (c)	775,322	6,334,383
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	210,597	2,028,048
Fidelity Series Floating Rate High Income Fund (c)	122,165	1,095,817
Fidelity Series High Income Fund (c)	740,813	6,467,300
Fidelity Series International Credit Fund (c)	182,131	1,544,472
Fidelity Series International Developed Markets Bond Index Fund (c)	5,449,895	48,340,568
Fidelity Series Investment Grade Bond Fund (c)	34,039,982	350,611,815
Fidelity Series Long-Term Treasury Bond Index Fund (c)	7,376,672	43,301,064
Fidelity Series Real Estate Income Fund (c)	121,109	1,223,205
TOTAL BOND FUNDS (Cost $670,427,276)		615,429,656

Short-Term Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	1,999,777	2,000,177
Fidelity Series Government Money Market Fund 5.03% (c)(e)	27,586,994	27,586,994
Fidelity Series Short-Term Credit Fund (c)	327,281	3,295,715
TOTAL SHORT-TERM FUNDS (Cost $32,808,513)		32,882,886

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,062,109,056)	1,253,122,629
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,135,368)
NET ASSETS - 100.0%	1,251,987,261

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	67	Dec 2024	3,928,545	251,651	251,651
ICE MSCI EAFE Index Contracts (United States)	22	Dec 2024	2,736,580	23,671	23,671

TOTAL EQUITY INDEX CONTRACTS					275,322

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	405	Dec 2024	46,283,906	(74,047)	(74,047)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	248	Dec 2024	27,250,938	7,730	7,730

TOTAL TREASURY CONTRACTS					(66,317)

TOTAL PURCHASED					209,005

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	57	Dec 2024	16,570,613	(353,195)	(353,195)

TOTAL FUTURES CONTRACTS					(144,190)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,203,070.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,666,819	15,117,120	14,783,748	49,046	(14)	-	2,000,177	0.0%
Total	1,666,819	15,117,120	14,783,748	49,046	(14)	-	2,000,177

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	47,776,092	1,860,385	7,843,067	-	2,701,281	1,902,719	46,397,410
Fidelity Advisor Series Growth Opportunities Fund	33,688,522	1,897,301	6,887,455	-	1,819,431	2,175,125	32,692,924
Fidelity Advisor Series Small Cap Fund	16,523,129	170,439	2,562,662	-	608,799	581,838	15,321,543
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	48,803,322	17,514,725	5,264,321	461,378	(128,546)	1,589,288	62,514,468
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	98,989,599	1,418,812	12,809,942	1,012,835	(2,498,426)	6,868,473	91,968,516
Fidelity Series All-Sector Equity Fund	15,858,487	551,846	1,814,797	-	249,436	1,163,251	16,008,223
Fidelity Series Canada Fund	18,992,480	892,406	2,374,109	-	477,318	831,282	18,819,377
Fidelity Series Commodity Strategy Fund	8,279,494	3,003,689	8,437,067	235,670	(3,719,582)	3,375,413	2,501,947
Fidelity Series Emerging Markets Debt Fund	6,681,054	186,443	775,132	156,790	(138,738)	380,756	6,334,383
Fidelity Series Emerging Markets Debt Local Currency Fund	2,081,932	7,546	197,505	-	(25,915)	161,990	2,028,048
Fidelity Series Emerging Markets Fund	21,678,090	113,226	3,569,999	-	72,085	1,864,056	20,157,458
Fidelity Series Emerging Markets Opportunities Fund	87,010,914	350,443	17,092,660	-	3,277,586	6,401,693	79,947,976
Fidelity Series Floating Rate High Income Fund	1,189,390	57,659	140,931	52,267	(10,425)	124	1,095,817
Fidelity Series Government Money Market Fund 5.03%	23,706,936	6,617,400	2,737,342	641,111	-	-	27,586,994
Fidelity Series High Income Fund	6,616,149	402,880	745,848	199,623	(58,948)	253,067	6,467,300
Fidelity Series International Credit Fund	1,453,587	32,951	776	32,951	43	58,667	1,544,472
Fidelity Series International Developed Markets Bond Index Fund	50,159,815	2,851,978	5,402,417	734,756	(356,047)	1,087,239	48,340,568
Fidelity Series International Growth Fund	53,631,768	2,661,552	7,295,012	-	2,330,991	(634,596)	50,694,703
Fidelity Series International Small Cap Fund	19,456,467	79,650	2,504,394	-	440,676	805,765	18,278,164
Fidelity Series International Value Fund	53,889,841	982,525	7,663,412	-	2,249,470	1,402,285	50,860,709
Fidelity Series Investment Grade Bond Fund	366,862,593	11,990,089	40,206,988	7,552,108	(2,943,436)	14,909,557	350,611,815
Fidelity Series Large Cap Stock Fund	64,123,922	3,997,641	8,948,833	3,188,035	2,855,317	163,845	62,191,892
Fidelity Series Large Cap Value Index Fund	6,356,585	318,918	974,995	-	225,407	189,053	6,114,968
Fidelity Series Long-Term Treasury Bond Index Fund	52,240,665	2,049,126	12,619,133	773,738	(6,114,229)	7,744,635	43,301,064
Fidelity Series Opportunistic Insights Fund	37,902,577	1,936,477	6,039,729	-	2,272,154	1,694,347	37,765,826
Fidelity Series Overseas Fund	53,776,447	1,525,751	7,708,993	-	1,892,327	1,246,484	50,732,016
Fidelity Series Real Estate Income Fund	1,269,092	42,938	141,008	37,507	(2,518)	54,701	1,223,205
Fidelity Series Short-Term Credit Fund	3,270,209	574,399	626,651	69,836	(198)	77,956	3,295,715
Fidelity Series Small Cap Core Fund	1,862,202	13,135	573,384	8,675	39,151	59,452	1,400,556
Fidelity Series Small Cap Opportunities Fund	20,905,354	2,379,461	3,177,859	1,476,956	1,016,346	(1,056,528)	20,066,774
Fidelity Series Stock Selector Large Cap Value Fund	37,356,161	2,155,194	6,030,281	-	807,894	1,710,008	35,998,976
Fidelity Series Value Discovery Fund	38,267,800	2,754,729	6,254,836	-	742,013	1,145,869	36,655,575
	1,300,660,675	71,391,714	189,421,538	16,634,236	8,080,717	58,207,814	1,248,919,382

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,203,070	-	2,203,070	-

Domestic Equity Funds	313,116,614	313,116,614	-	-

International Equity Funds	289,490,403	289,490,403	-	-

Bond Funds	615,429,656	615,429,656	-	-

Short-Term Funds	32,882,886	32,882,886	-	-
Total Investments in Securities:	1,253,122,629	1,250,919,559	2,203,070	-
Derivative Instruments: Assets
Futures Contracts	283,052	283,052	-	-
Total Assets	283,052	283,052	-	-
Liabilities
Futures Contracts	(427,242)	(427,242)	-	-
Total Liabilities	(427,242)	(427,242)	-	-
Total Derivative Instruments:	(144,190)	(144,190)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	275,322	(353,195)
Total Equity Risk	275,322	(353,195)
Interest Rate Risk
Futures Contracts (a)	7,730	(74,047)
Total Interest Rate Risk	7,730	(74,047)
Total Value of Derivatives	283,052	(427,242)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,202,448)	$2,203,070
Fidelity Central Funds (cost $2,000,177)	2,000,177
Other affiliated issuers (cost $1,057,906,431)	1,248,919,382

Total Investment in Securities (cost $1,062,109,056)		$1,253,122,629
Receivable for investments sold		8,384,419
Receivable for fund shares sold		3,430,283
Distributions receivable from Fidelity Central Funds		8,403
Total assets		1,264,945,734
Liabilities
Payable for investments purchased	$5,561,761
Payable for fund shares redeemed	6,253,004
Accrued management fee	525,471
Distribution and service plan fees payable	201,540
Payable for daily variation margin on futures contracts	416,697
Total liabilities		12,958,473
Net Assets		$1,251,987,261
Net Assets consist of:
Paid in capital		$1,049,682,834
Total accumulated earnings (loss)		202,304,427
Net Assets		$1,251,987,261

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($505,128,258 ÷ 40,344,600 shares)(a)		$12.52
Maximum offering price per share (100/94.25 of $12.52)		$13.28
Class M :
Net Asset Value and redemption price per share ($193,252,032 ÷ 15,477,482 shares)(a)		$12.49
Maximum offering price per share (100/96.50 of $12.49)		$12.94
Class C :
Net Asset Value and offering price per share ($20,947,423 ÷ 1,705,929 shares)(a)		$12.28
Class K6 :
Net Asset Value, offering price and redemption price per share ($189,110,878 ÷ 15,010,722 shares)		$12.60
Class I :
Net Asset Value, offering price and redemption price per share ($117,765,089 ÷ 9,270,021 shares)		$12.70
Class Z :
Net Asset Value, offering price and redemption price per share ($225,783,581 ÷ 18,029,646 shares)		$12.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$12,728,731
Interest		56,039
Income from Fidelity Central Funds		49,046
Total income		12,833,816
Expenses
Management fee	$3,244,992
Distribution and service plan fees	1,220,891
Miscellaneous	75
Total expenses before reductions	4,465,958
Expense reductions	(152)
Total expenses after reductions		4,465,806
Net Investment income (loss)		8,368,010
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	132,339
Fidelity Central Funds	(14)
Other affiliated issuers	8,080,717
Futures contracts	1,289,441
Capital gain distributions from underlying funds:
Affiliated issuers	3,905,505
Total net realized gain (loss)		13,407,988
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	688
Affiliated issuers	58,207,814
Futures contracts	(430,191)
Total change in net unrealized appreciation (depreciation)		57,778,311
Net gain (loss)		71,186,299
Net increase (decrease) in net assets resulting from operations		$79,554,309
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,368,010	$29,759,210
Net realized gain (loss)	13,407,988	26,156,478
Change in net unrealized appreciation (depreciation)	57,778,311	77,276,069
Net increase (decrease) in net assets resulting from operations	79,554,309	133,191,757
Distributions to shareholders	(18,965,069)	(29,319,398)

Share transactions - net increase (decrease)	(112,085,327)	(221,583,830)
Total increase (decrease) in net assets	(51,496,087)	(117,711,471)

Net Assets
Beginning of period	1,303,483,348	1,421,194,819
End of period	$1,251,987,261	$1,303,483,348

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.01	$12.83	$14.19	$11.63	$12.97
Income from Investment Operations
Net investment income (loss) A,B	.07	.24	.30	.28	.10	.19
Net realized and unrealized gain (loss)	.71	.92	(1.19)	(.18)	3.43	(.65)
Total from investment operations	.78	1.16	(.89)	.10	3.53	(.46)
Distributions from net investment income	(.02)	(.24)	(.29)	(.30)	(.12)	(.20)
Distributions from net realized gain	(.15)	(.01)	(.63)	(1.16)	(.85)	(.68)
Total distributions	(.18) C	(.25)	(.93) C	(1.46)	(.97)	(.88)
Net asset value, end of period	$12.52	$11.92	$11.01	$12.83	$14.19	$11.63
Total Return D,E,F	6.61%	10.60%	(6.81)%	.25%	31.39%	(4.15)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.81% I	.82%	.83%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.81 % I	.82%	.83%	.83%	.84%	.85%
Expenses net of all reductions	.81% I	.82%	.83%	.83%	.84%	.85%
Net investment income (loss)	1.24% I	2.14%	2.67%	2.02%	.78%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$505,128	$541,274	$575,228	$741,474	$877,842	$800,330
Portfolio turnover rate J	11 % I,K	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.99	$12.81	$14.18	$11.62	$12.96
Income from Investment Operations
Net investment income (loss) A,B	.06	.21	.27	.25	.07	.16
Net realized and unrealized gain (loss)	.70	.92	(1.18)	(.19)	3.43	(.65)
Total from investment operations	.76	1.13	(.91)	.06	3.50	(.49)
Distributions from net investment income	(.02)	(.21)	(.27)	(.27)	(.09)	(.17)
Distributions from net realized gain	(.15)	(.01)	(.63)	(1.16)	(.85)	(.68)
Total distributions	(.17)	(.22)	(.91) C	(1.43)	(.94)	(.85)
Net asset value, end of period	$12.49	$11.90	$10.99	$12.81	$14.18	$11.62
Total Return D,E,F	6.47%	10.35%	(7.01)%	(.02)%	31.08%	(4.38)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.06% I	1.07%	1.08%	1.08%	1.09%	1.10%
Expenses net of fee waivers, if any	1.06 % I	1.07%	1.08%	1.08%	1.09%	1.10%
Expenses net of all reductions	1.06% I	1.07%	1.08%	1.08%	1.09%	1.10%
Net investment income (loss)	.99% I	1.89%	2.42%	1.77%	.53%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$193,252	$193,804	$211,956	$265,388	$309,456	$277,496
Portfolio turnover rate J	11 % I,K	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$10.84	$12.66	$14.03	$11.52	$12.86
Income from Investment Operations
Net investment income (loss) A,B	.03	.15	.21	.18	- C	.09
Net realized and unrealized gain (loss)	.68	.90	(1.17)	(.18)	3.39	(.64)
Total from investment operations	.71	1.05	(.96)	-	3.39	(.55)
Distributions from net investment income	-	(.16)	(.23)	(.21)	(.04)	(.11)
Distributions from net realized gain	(.15)	(.01)	(.63)	(1.16)	(.84)	(.68)
Total distributions	(.15)	(.17)	(.86)	(1.37)	(.88)	(.79)
Net asset value, end of period	$12.28	$11.72	$10.84	$12.66	$14.03	$11.52
Total Return D,E,F	6.17%	9.78%	(7.48)%	(.47)%	30.36%	(4.81)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.56% I	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses net of fee waivers, if any	1.56 % I	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses net of all reductions	1.56% I	1.57%	1.58%	1.58%	1.59%	1.60%
Net investment income (loss)	.49% I	1.39%	1.92%	1.27%	.03%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$20,947	$21,950	$26,447	$36,340	$51,480	$46,563
Portfolio turnover rate J	11 % I,K	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.07	$12.90	$14.26	$11.69	$13.04
Income from Investment Operations
Net investment income (loss) A,B	.11	.30	.34	.34	.16	.25
Net realized and unrealized gain (loss)	.70	.92	(1.19)	(.18)	3.45	(.65)
Total from investment operations	.81	1.22	(.85)	.16	3.61	(.40)
Distributions from net investment income	(.04)	(.30)	(.33)	(.35)	(.18)	(.27)
Distributions from net realized gain	(.15)	(.01)	(.65)	(1.17)	(.85)	(.68)
Total distributions	(.19)	(.31)	(.98)	(1.52)	(1.04) C	(.95)
Net asset value, end of period	$12.60	$11.98	$11.07	$12.90	$14.26	$11.69
Total Return D,E	6.90%	11.12%	(6.41)%	.69%	31.94%	(3.72)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.29% H	.30%	.42%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.29 % H	.30%	.42%	.42%	.42%	.43%
Expenses net of all reductions	.29% H	.30%	.42%	.42%	.42%	.43%
Net investment income (loss)	1.75% H	2.66%	3.08%	2.44%	1.20%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$189,111	$129,988	$104,972	$112,829	$94,399	$57,497
Portfolio turnover rate I	11 % H,J	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$11.15	$12.97	$14.32	$11.73	$13.07
Income from Investment Operations
Net investment income (loss) A,B	.09	.27	.33	.32	.14	.22
Net realized and unrealized gain (loss)	.70	.93	(1.20)	(.18)	3.46	(.65)
Total from investment operations	.79	1.20	(.87)	.14	3.60	(.43)
Distributions from net investment income	(.03)	(.25)	(.31)	(.32)	(.15)	(.23)
Distributions from net realized gain	(.15)	(.01)	(.64)	(1.16)	(.85)	(.68)
Total distributions	(.18)	(.26)	(.95)	(1.49) C	(1.01) C	(.91)
Net asset value, end of period	$12.70	$12.09	$11.15	$12.97	$14.32	$11.73
Total Return D,E	6.66%	10.87%	(6.53)%	.53%	31.70%	(3.87)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56% H	.57%	.58%	.58%	.59%	.60%
Expenses net of fee waivers, if any	.56 % H	.57%	.58%	.58%	.59%	.60%
Expenses net of all reductions	.56% H	.57%	.58%	.58%	.59%	.60%
Net investment income (loss)	1.49% H	2.39%	2.92%	2.27%	1.03%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$117,765	$247,877	$427,927	$616,520	$743,070	$654,422
Portfolio turnover rate I	11 % H,J	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2020 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.02	$12.85	$14.21	$11.65	$13.02
Income from Investment Operations
Net investment income (loss) A,B	.09	.28	.33	.33	.15	.23
Net realized and unrealized gain (loss)	.70	.92	(1.19)	(.19)	3.43	(.64)
Total from investment operations	.79	1.20	(.86)	.14	3.58	(.41)
Distributions from net investment income	(.03)	(.29)	(.33)	(.34)	(.17)	(.28)
Distributions from net realized gain	(.15)	(.01)	(.65)	(1.17)	(.85)	(.68)
Total distributions	(.19) C	(.30)	(.97) C	(1.50) C	(1.02)	(.96)
Net asset value, end of period	$12.52	$11.92	$11.02	$12.85	$14.21	$11.65
Total Return D,E	6.70%	10.99%	(6.48)%	.58%	31.82%	(3.82)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.50%	.50%	.51%	.52%	.53% I
Expenses net of fee waivers, if any	.49 % H	.50%	.50%	.51%	.52%	.53% I
Expenses net of all reductions	.49% H	.50%	.50%	.51%	.52%	.53% I
Net investment income (loss)	1.56% H	2.46%	3.00%	2.35%	1.10%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$225,784	$168,591	$74,665	$59,576	$45,836	$33,172
Portfolio turnover rate J	11 % H,K	14%	21%	34%	26%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $3,985,441)	4,000,000	3,986,503

Domestic Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	5,107,143	101,530,003
Fidelity Advisor Series Growth Opportunities Fund (c)	4,294,179	71,541,019
Fidelity Advisor Series Small Cap Fund (c)	2,365,685	33,474,447
Fidelity Series All-Sector Equity Fund (c)	2,830,587	36,627,802
Fidelity Series Commodity Strategy Fund (c)	51,783	4,577,650
Fidelity Series Large Cap Stock Fund (c)	5,935,033	136,090,312
Fidelity Series Large Cap Value Index Fund (c)	775,738	13,296,154
Fidelity Series Opportunistic Insights Fund (c)	3,315,701	82,362,008
Fidelity Series Small Cap Core Fund (c)	246,356	3,064,664
Fidelity Series Small Cap Opportunities Fund (c)	2,885,840	43,835,915
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,190,573	78,221,943
Fidelity Series Value Discovery Fund (c)	4,775,766	79,659,776
TOTAL DOMESTIC EQUITY FUNDS (Cost $391,844,237)		684,281,693

International Equity Funds - 26.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,436,042	40,145,980
Fidelity Series Emerging Markets Fund (c)	4,273,353	41,152,392
Fidelity Series Emerging Markets Opportunities Fund (c)	8,141,469	163,399,279
Fidelity Series International Growth Fund (c)	5,615,050	108,145,867
Fidelity Series International Small Cap Fund (c)	1,779,927	33,391,439
Fidelity Series International Value Fund (c)	8,025,087	108,499,174
Fidelity Series Overseas Fund (c)	7,229,482	108,225,343
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $386,574,405)		602,959,474

Bond Funds - 43.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,620,122	15,941,997
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	27,049,208	215,582,184
Fidelity Series Emerging Markets Debt Fund (c)	1,400,806	11,444,584
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	376,337	3,624,123
Fidelity Series Floating Rate High Income Fund (c)	219,702	1,970,731
Fidelity Series High Income Fund (c)	1,361,044	11,881,910
Fidelity Series International Credit Fund (c)	210,886	1,788,314
Fidelity Series International Developed Markets Bond Index Fund (c)	9,938,275	88,152,501
Fidelity Series Investment Grade Bond Fund (c)	53,815,964	554,304,424
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,064,749	88,430,076
Fidelity Series Real Estate Income Fund (c)	219,108	2,212,993
TOTAL BOND FUNDS (Cost $1,107,015,358)		995,333,837

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,654,547	3,655,278
Fidelity Series Government Money Market Fund 5.03% (c)(e)	2,211,149	2,211,149
TOTAL SHORT-TERM FUNDS (Cost $5,866,427)		5,866,427

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,895,285,868)	2,292,427,934
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,101,870)
NET ASSETS - 100.0%	2,290,326,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	123	Dec 2024	7,212,105	461,979	461,979
ICE MSCI EAFE Index Contracts (United States)	39	Dec 2024	4,851,210	46,171	46,171

TOTAL EQUITY INDEX CONTRACTS					508,150

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	741	Dec 2024	84,682,406	(133,949)	(133,949)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	453	Dec 2024	49,776,914	14,237	14,237

TOTAL TREASURY CONTRACTS					(119,712)

TOTAL PURCHASED					388,438

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	105	Dec 2024	30,524,813	(644,414)	(644,414)

TOTAL FUTURES CONTRACTS					(255,976)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,986,503.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	3,369,897	26,426,156	26,140,749	88,685	(26)	-	3,655,278	0.0%
Total	3,369,897	26,426,156	26,140,749	88,685	(26)	-	3,655,278

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	101,885,684	4,511,359	14,814,660	-	3,985,226	5,962,394	101,530,003
Fidelity Advisor Series Growth Opportunities Fund	71,842,972	4,563,811	13,505,301	-	3,069,176	5,570,361	71,541,019
Fidelity Advisor Series Small Cap Fund	35,231,073	501,845	4,865,805	-	1,133,904	1,473,430	33,474,447
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	266,933	15,986,907	507,395	3,157	1,381	194,171	15,941,997
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	209,927,967	14,974,631	19,287,253	2,249,732	(1,308,184)	11,275,023	215,582,184
Fidelity Series All-Sector Equity Fund	33,807,373	3,230,108	3,462,672	-	387,304	2,665,689	36,627,802
Fidelity Series Canada Fund	39,567,463	2,098,004	4,306,879	-	740,494	2,046,898	40,145,980
Fidelity Series Commodity Strategy Fund	14,985,189	5,325,201	15,104,545	430,657	(8,084,876)	7,456,681	4,577,650
Fidelity Series Emerging Markets Debt Fund	11,796,549	439,806	1,230,989	279,833	(242,550)	681,768	11,444,584
Fidelity Series Emerging Markets Debt Local Currency Fund	3,670,421	24,733	314,520	-	(39,670)	283,159	3,624,123
Fidelity Series Emerging Markets Fund	42,809,520	386,848	5,935,376	-	(357,145)	4,248,545	41,152,392
Fidelity Series Emerging Markets Opportunities Fund	171,824,500	1,277,410	29,174,581	-	3,573,482	15,898,468	163,399,279
Fidelity Series Floating Rate High Income Fund	2,101,816	111,039	223,799	93,369	(20,482)	2,157	1,970,731
Fidelity Series Government Money Market Fund 5.03%	52,819	2,298,231	139,901	17,621	-	-	2,211,149
Fidelity Series High Income Fund	11,667,938	1,030,111	1,175,359	360,211	(45,855)	405,075	11,881,910
Fidelity Series International Credit Fund	1,685,244	38,183	3,043	38,184	175	67,755	1,788,314
Fidelity Series International Developed Markets Bond Index Fund	89,413,660	5,933,633	8,564,207	1,315,071	(114,370)	1,483,785	88,152,501
Fidelity Series International Growth Fund	111,739,252	5,733,524	12,967,939	-	3,387,012	254,018	108,145,867
Fidelity Series International Small Cap Fund	34,864,376	380,001	4,140,679	-	854,199	1,433,542	33,391,439
Fidelity Series International Value Fund	112,274,746	2,956,334	14,469,891	-	3,740,361	3,997,624	108,499,174
Fidelity Series Investment Grade Bond Fund	570,153,329	22,986,634	56,818,977	11,847,026	(3,861,697)	21,845,135	554,304,424
Fidelity Series Large Cap Stock Fund	136,742,988	9,174,702	16,305,735	6,950,024	4,796,537	1,681,820	136,090,312
Fidelity Series Large Cap Value Index Fund	13,550,330	744,658	1,904,969	-	392,992	513,143	13,296,154
Fidelity Series Long-Term Treasury Bond Index Fund	103,442,213	4,451,823	22,873,201	1,567,727	(9,791,790)	13,201,031	88,430,076
Fidelity Series Opportunistic Insights Fund	80,824,553	4,531,191	11,551,145	-	3,886,720	4,670,689	82,362,008
Fidelity Series Overseas Fund	112,039,609	3,264,065	13,746,129	-	3,234,307	3,433,491	108,225,343
Fidelity Series Real Estate Income Fund	2,257,597	85,261	224,067	67,580	(2,916)	97,118	2,212,993
Fidelity Series Short-Term Credit Fund	30,394	96	30,305	96	620	(805)	-
Fidelity Series Small Cap Core Fund	4,018,783	32,576	1,199,777	18,699	82,415	130,667	3,064,664
Fidelity Series Small Cap Opportunities Fund	44,576,259	4,930,882	5,566,875	3,227,981	1,443,003	(1,547,354)	43,835,915
Fidelity Series Stock Selector Large Cap Value Fund	79,659,124	4,937,546	11,881,134	-	1,338,454	4,167,953	78,221,943
Fidelity Series Value Discovery Fund	81,603,451	6,278,239	12,373,851	-	681,322	3,470,615	79,659,776
	2,330,314,125	133,219,392	308,670,959	28,466,968	12,859,549	117,064,046	2,284,786,153

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,986,503	-	3,986,503	-

Domestic Equity Funds	684,281,693	684,281,693	-	-

International Equity Funds	602,959,474	602,959,474	-	-

Bond Funds	995,333,837	995,333,837	-	-

Short-Term Funds	5,866,427	5,866,427	-	-
Total Investments in Securities:	2,292,427,934	2,288,441,431	3,986,503	-
Derivative Instruments: Assets
Futures Contracts	522,387	522,387	-	-
Total Assets	522,387	522,387	-	-
Liabilities
Futures Contracts	(778,363)	(778,363)	-	-
Total Liabilities	(778,363)	(778,363)	-	-
Total Derivative Instruments:	(255,976)	(255,976)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	508,150	(644,414)
Total Equity Risk	508,150	(644,414)
Interest Rate Risk
Futures Contracts (a)	14,237	(133,949)
Total Interest Rate Risk	14,237	(133,949)
Total Value of Derivatives	522,387	(778,363)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,985,441)	$3,986,503
Fidelity Central Funds (cost $3,655,278)	3,655,278
Other affiliated issuers (cost $1,887,645,149)	2,284,786,153

Total Investment in Securities (cost $1,895,285,868)		$2,292,427,934
Receivable for investments sold		13,747,483
Receivable for fund shares sold		11,085,349
Distributions receivable from Fidelity Central Funds		16,015
Total assets		2,317,276,781
Liabilities
Payable for investments purchased	$9,629,863
Payable for fund shares redeemed	15,203,748
Accrued management fee	1,023,060
Distribution and service plan fees payable	335,894
Payable for daily variation margin on futures contracts	758,144
Other payables and accrued expenses	8
Total liabilities		26,950,717
Net Assets		$2,290,326,064
Net Assets consist of:
Paid in capital		$1,871,445,853
Total accumulated earnings (loss)		418,880,211
Net Assets		$2,290,326,064

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($876,553,669 ÷ 65,136,984 shares)(a)		$13.46
Maximum offering price per share (100/94.25 of $13.46)		$14.28
Class M :
Net Asset Value and redemption price per share ($313,623,498 ÷ 23,295,935 shares)(a)		$13.46
Maximum offering price per share (100/96.50 of $13.46)		$13.95
Class C :
Net Asset Value and offering price per share ($30,969,350 ÷ 2,372,070 shares)(a)		$13.06
Class K6 :
Net Asset Value, offering price and redemption price per share ($398,206,521 ÷ 29,334,755 shares)		$13.57
Class I :
Net Asset Value, offering price and redemption price per share ($209,448,636 ÷ 15,327,273 shares)		$13.67
Class Z :
Net Asset Value, offering price and redemption price per share ($461,524,390 ÷ 34,263,736 shares)		$13.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,946,213
Interest		99,942
Income from Fidelity Central Funds		88,685
Total income		20,134,840
Expenses
Management fee	$6,301,794
Distribution and service plan fees	2,031,595
Miscellaneous	77
Total expenses before reductions	8,333,466
Expense reductions	(84)
Total expenses after reductions		8,333,382
Net Investment income (loss)		11,801,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	950,171
Fidelity Central Funds	(26)
Other affiliated issuers	12,859,549
Futures contracts	2,390,733
Capital gain distributions from underlying funds:
Affiliated issuers	8,520,755
Total net realized gain (loss)		24,721,182
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,173
Affiliated issuers	117,064,046
Futures contracts	(765,310)
Total change in net unrealized appreciation (depreciation)		116,299,909
Net gain (loss)		141,021,091
Net increase (decrease) in net assets resulting from operations		$152,822,549
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,801,458	$47,732,939
Net realized gain (loss)	24,721,182	38,314,127
Change in net unrealized appreciation (depreciation)	116,299,909	181,138,321
Net increase (decrease) in net assets resulting from operations	152,822,549	267,185,387
Distributions to shareholders	(15,892,137)	(46,214,879)

Share transactions - net increase (decrease)	(182,086,637)	(286,752,102)
Total increase (decrease) in net assets	(45,156,225)	(65,781,594)

Net Assets
Beginning of period	2,335,482,289	2,401,263,883
End of period	$2,290,326,064	$2,335,482,289

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$11.51	$13.45	$14.62	$11.55	$12.99
Income from Investment Operations
Net investment income (loss) A,B	.06	.23	.29	.29	.10	.18
Net realized and unrealized gain (loss)	.82	1.16	(1.26)	(.14)	3.84	(.76)
Total from investment operations	.88	1.39	(.97)	.15	3.94	(.58)
Distributions from net investment income	(.02)	(.23)	(.29)	(.30)	(.12)	(.19)
Distributions from net realized gain	(.07)	- C	(.68)	(1.02)	(.76)	(.67)
Total distributions	(.09)	(.23)	(.97)	(1.32)	(.87) D	(.86)
Net asset value, end of period	$13.46	$12.67	$11.51	$13.45	$14.62	$11.55
Total Return E,F,G	6.96%	12.18%	(7.05)%	.64%	35.22%	(5.09)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.85% J	.86%	.87%	.88%	.89%	.89%
Expenses net of fee waivers, if any	.85 % J	.86%	.87%	.88%	.89%	.89%
Expenses net of all reductions	.85% J	.86%	.87%	.88%	.89%	.89%
Net investment income (loss)	.92% J	1.96%	2.50%	2.01%	.76%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$876,554	$897,144	$926,152	$1,161,792	$1,276,609	$1,043,442
Portfolio turnover rate K	12 % J,L	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.68	$11.53	$13.46	$14.64	$11.57	$13.01
Income from Investment Operations
Net investment income (loss) A,B	.04	.20	.26	.26	.07	.15
Net realized and unrealized gain (loss)	.82	1.15	(1.25)	(.15)	3.84	(.76)
Total from investment operations	.86	1.35	(.99)	.11	3.91	(.61)
Distributions from net investment income	(.01)	(.20)	(.26)	(.28)	(.09)	(.16)
Distributions from net realized gain	(.07)	- C	(.68)	(1.02)	(.75)	(.67)
Total distributions	(.08)	(.20)	(.94)	(1.29) D	(.84)	(.83)
Net asset value, end of period	$13.46	$12.68	$11.53	$13.46	$14.64	$11.57
Total Return E,F,G	6.80%	11.81%	(7.21)%	.38%	34.85%	(5.31)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.10% J	1.11%	1.12%	1.13%	1.14%	1.14%
Expenses net of fee waivers, if any	1.10 % J	1.11%	1.12%	1.13%	1.14%	1.14%
Expenses net of all reductions	1.10% J	1.11%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	.67% J	1.71%	2.25%	1.76%	.51%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$313,623	$322,410	$342,224	$405,616	$432,038	$362,131
Portfolio turnover rate K	12 % J,L	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$11.22	$13.14	$14.33	$11.35	$12.80
Income from Investment Operations
Net investment income (loss) A,B	.01	.14	.20	.18	- C	.08
Net realized and unrealized gain (loss)	.80	1.12	(1.23)	(.14)	3.77	(.75)
Total from investment operations	.81	1.26	(1.03)	.04	3.77	(.67)
Distributions from net investment income	-	(.16)	(.22)	(.21)	(.04)	(.11)
Distributions from net realized gain	(.07)	- C	(.67)	(1.02)	(.75)	(.66)
Total distributions	(.07)	(.16)	(.89)	(1.23)	(.79)	(.78) D
Net asset value, end of period	$13.06	$12.32	$11.22	$13.14	$14.33	$11.35
Total Return E,F,G	6.61%	11.27%	(7.72)%	(.12)%	34.28%	(5.85)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.60% J	1.61%	1.62%	1.63%	1.64%	1.64%
Expenses net of fee waivers, if any	1.60 % J	1.61%	1.62%	1.63%	1.64%	1.64%
Expenses net of all reductions	1.60% J	1.61%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	.17% J	1.21%	1.75%	1.26%	.01%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$30,969	$31,705	$35,779	$46,295	$60,128	$51,559
Portfolio turnover rate K	12 % J,L	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$11.60	$13.55	$14.71	$11.62	$13.08
Income from Investment Operations
Net investment income (loss) A,B	.09	.29	.34	.36	.16	.24
Net realized and unrealized gain (loss)	.82	1.17	(1.26)	(.15)	3.87	(.77)
Total from investment operations	.91	1.46	(.92)	.21	4.03	(.53)
Distributions from net investment income	(.03)	(.29)	(.33)	(.36)	(.18)	(.26)
Distributions from net realized gain	(.07)	- C	(.70)	(1.02)	(.76)	(.67)
Total distributions	(.10)	(.30) D	(1.03)	(1.37) D	(.94)	(.93)
Net asset value, end of period	$13.57	$12.76	$11.60	$13.55	$14.71	$11.62
Total Return E,F	7.21%	12.68%	(6.58)%	1.07%	35.82%	(4.72)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.33% I	.34%	.43% J	.44%	.44%	.45%
Expenses net of fee waivers, if any	.33 % I	.34%	.43% J	.44%	.44%	.45%
Expenses net of all reductions	.33% I	.34%	.43% J	.44%	.44%	.45%
Net investment income (loss)	1.44% I	2.48%	2.93%	2.45%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$398,207	$253,907	$193,125	$194,996	$144,871	$77,638
Portfolio turnover rate K	12 % I,L	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$11.66	$13.61	$14.77	$11.66	$13.11
Income from Investment Operations
Net investment income (loss) A,B	.08	.26	.32	.33	.14	.22
Net realized and unrealized gain (loss)	.83	1.18	(1.27)	(.14)	3.88	(.77)
Total from investment operations	.91	1.44	(.95)	.19	4.02	(.55)
Distributions from net investment income	(.02)	(.25)	(.31)	(.33)	(.15)	(.22)
Distributions from net realized gain	(.07)	- C	(.69)	(1.02)	(.76)	(.67)
Total distributions	(.09)	(.25)	(1.00)	(1.35)	(.91)	(.90) D
Net asset value, end of period	$13.67	$12.85	$11.66	$13.61	$14.77	$11.66
Total Return E,F	7.14%	12.43%	(6.81)%	.89%	35.57%	(4.89)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.61%	.62%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.60 % I	.61%	.62%	.63%	.64%	.64%
Expenses net of all reductions	.60% I	.61%	.62%	.63%	.64%	.64%
Net investment income (loss)	1.17% I	2.21%	2.75%	2.26%	1.01%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$209,449	$511,525	$777,570	$1,026,796	$1,150,782	$911,020
Portfolio turnover rate J	12 % I,K	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2025 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.67	$11.53	$13.48	$14.65	$11.58	$13.05
Income from Investment Operations
Net investment income (loss) A,B	.08	.27	.32	.34	.15	.23
Net realized and unrealized gain (loss)	.82	1.16	(1.25)	(.14)	3.85	(.76)
Total from investment operations	.90	1.43	(.93)	.20	4.00	(.53)
Distributions from net investment income	(.03)	(.29)	(.32)	(.35)	(.17)	(.27)
Distributions from net realized gain	(.07)	- C	(.70)	(1.02)	(.76)	(.67)
Total distributions	(.10)	(.29)	(1.02)	(1.37)	(.93)	(.94)
Net asset value, end of period	$13.47	$12.67	$11.53	$13.48	$14.65	$11.58
Total Return D,E	7.12%	12.50%	(6.67)%	.94%	35.65%	(4.77)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H,I	.53%	.54%	.54% I	.55%	.56%
Expenses net of fee waivers, if any	.53 % H,I	.53%	.54%	.54% I	.55%	.56%
Expenses net of all reductions	.53% H,I	.53%	.54%	.54% I	.55%	.56%
Net investment income (loss)	1.25% H	2.29%	2.83%	2.34%	1.10%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$461,524	$318,790	$126,414	$94,133	$60,905	$36,620
Portfolio turnover rate J	12 % H,K	14%	21%	36%	28%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $5,436,788)	5,460,000	5,438,096

Domestic Equity Funds - 33.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,926,584	157,580,491
Fidelity Advisor Series Growth Opportunities Fund (c)	6,664,834	111,036,135
Fidelity Advisor Series Small Cap Fund (c)	3,666,351	51,878,871
Fidelity Series All-Sector Equity Fund (c)	4,445,142	57,520,134
Fidelity Series Commodity Strategy Fund (c)	70,932	6,270,364
Fidelity Series Large Cap Stock Fund (c)	9,207,454	211,126,916
Fidelity Series Large Cap Value Index Fund (c)	1,201,315	20,590,539
Fidelity Series Opportunistic Insights Fund (c)	5,138,945	127,651,394
Fidelity Series Small Cap Core Fund (c)	382,224	4,754,862
Fidelity Series Small Cap Opportunities Fund (c)	4,472,102	67,931,233
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,050,756	121,324,887
Fidelity Series Value Discovery Fund (c)	7,406,922	123,547,455
TOTAL DOMESTIC EQUITY FUNDS (Cost $620,548,823)		1,061,213,281

International Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,722,129	61,340,691
Fidelity Series Emerging Markets Fund (c)	6,357,500	61,222,723
Fidelity Series Emerging Markets Opportunities Fund (c)	12,121,698	243,282,487
Fidelity Series International Growth Fund (c)	8,579,379	165,238,841
Fidelity Series International Small Cap Fund (c)	2,435,603	45,691,920
Fidelity Series International Value Fund (c)	12,261,654	165,777,560
Fidelity Series Overseas Fund (c)	11,046,082	165,359,847
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $598,614,771)		907,914,069

Bond Funds - 36.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,224,045	21,884,603
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	20,653,657	164,609,650
Fidelity Series Emerging Markets Debt Fund (c)	1,922,719	15,708,615
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	507,477	4,886,999
Fidelity Series Floating Rate High Income Fund (c)	293,820	2,635,567
Fidelity Series High Income Fund (c)	1,869,710	16,322,567
Fidelity Series International Credit Fund (c)	206,272	1,749,182
Fidelity Series International Developed Markets Bond Index Fund (c)	13,591,164	120,553,627
Fidelity Series Investment Grade Bond Fund (c)	65,202,493	671,585,683
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,852,232	134,142,604
Fidelity Series Real Estate Income Fund (c)	297,323	3,002,966
TOTAL BOND FUNDS (Cost $1,273,389,663)		1,157,082,063

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	5,045,996	5,047,005
Fidelity Series Government Money Market Fund 5.03% (c)(e)	3,076,088	3,076,088
TOTAL SHORT-TERM FUNDS (Cost $8,123,093)		8,123,093

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,506,113,138)	3,139,770,602
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,963,752)
NET ASSETS - 100.0%	3,136,806,850

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	169	Dec 2024	9,909,315	634,779	634,779
ICE MSCI EAFE Index Contracts (United States)	58	Dec 2024	7,214,620	65,097	65,097

TOTAL EQUITY INDEX CONTRACTS					699,876

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,014	Dec 2024	115,881,188	(180,937)	(180,937)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	620	Dec 2024	68,127,344	19,931	19,931

TOTAL TREASURY CONTRACTS					(161,006)

TOTAL PURCHASED					538,870

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	146	Dec 2024	42,444,025	(873,633)	(873,633)

TOTAL FUTURES CONTRACTS					(334,763)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,438,096.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	3,728,846	37,387,693	36,069,497	118,505	(37)	-	5,047,005	0.0%
Total	3,728,846	37,387,693	36,069,497	118,505	(37)	-	5,047,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,903,635	7,181,946	19,836,971	-	4,058,190	11,273,691	157,580,491
Fidelity Advisor Series Growth Opportunities Fund	109,228,514	7,226,464	18,725,127	-	3,163,053	10,143,231	111,036,135
Fidelity Advisor Series Small Cap Fund	53,563,615	902,591	6,648,520	-	1,463,424	2,597,761	51,878,871
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	735,065	21,446,272	564,192	6,460	1,453	266,005	21,884,603
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150,559,674	17,279,927	10,742,055	1,667,513	(603,727)	8,115,831	164,609,650
Fidelity Series All-Sector Equity Fund	51,399,594	5,563,241	4,151,770	-	364,096	4,344,973	57,520,134
Fidelity Series Canada Fund	59,247,422	3,005,764	5,171,355	-	367,943	3,890,917	61,340,691
Fidelity Series Commodity Strategy Fund	20,361,148	6,851,733	20,079,122	587,631	(11,440,653)	10,577,258	6,270,364
Fidelity Series Emerging Markets Debt Fund	15,644,573	734,572	1,272,839	376,743	(159,761)	762,070	15,708,615
Fidelity Series Emerging Markets Debt Local Currency Fund	4,865,048	34,221	340,584	-	(39,465)	367,779	4,886,999
Fidelity Series Emerging Markets Fund	61,956,962	613,892	7,059,811	-	(202,630)	5,914,310	61,222,723
Fidelity Series Emerging Markets Opportunities Fund	248,550,213	1,951,458	35,836,824	-	3,085,426	25,532,214	243,282,487
Fidelity Series Floating Rate High Income Fund	2,751,911	148,379	240,486	123,935	(12,127)	(12,110)	2,635,567
Fidelity Series Government Money Market Fund 5.03%	69,499	3,189,124	182,535	24,232	-	-	3,076,088
Fidelity Series High Income Fund	15,718,723	1,328,241	1,213,194	489,051	(30,972)	519,769	16,322,567
Fidelity Series International Credit Fund	1,652,326	37,405	6,904	37,405	402	65,953	1,749,182
Fidelity Series International Developed Markets Bond Index Fund	119,542,718	8,102,929	8,999,396	1,763,644	(65,933)	1,973,309	120,553,627
Fidelity Series International Growth Fund	167,321,220	8,263,731	15,945,707	-	1,326,482	4,273,115	165,238,841
Fidelity Series International Small Cap Fund	46,710,790	375,058	4,516,922	-	1,113,876	2,009,118	45,691,920
Fidelity Series International Value Fund	168,121,129	4,503,110	18,630,015	-	4,336,099	7,447,237	165,777,560
Fidelity Series Investment Grade Bond Fund	676,526,317	30,194,788	54,916,239	14,248,411	(5,468,222)	25,249,039	671,585,683
Fidelity Series Large Cap Stock Fund	207,899,317	13,848,979	20,584,277	10,736,890	5,715,238	4,247,659	211,126,916
Fidelity Series Large Cap Value Index Fund	20,601,690	1,098,630	2,517,938	-	327,472	1,080,685	20,590,539
Fidelity Series Long-Term Treasury Bond Index Fund	151,753,342	6,587,884	29,463,023	2,354,034	(9,757,112)	15,021,513	134,142,604
Fidelity Series Opportunistic Insights Fund	122,872,209	7,330,686	15,735,549	-	4,671,364	8,512,684	127,651,394
Fidelity Series Overseas Fund	167,769,953	4,670,179	17,260,802	-	3,631,638	6,548,879	165,359,847
Fidelity Series Real Estate Income Fund	3,001,356	115,521	241,473	91,065	(252)	127,814	3,002,966
Fidelity Series Short-Term Credit Fund	91,657	288	91,387	289	2,002	(2,560)	-
Fidelity Series Small Cap Core Fund	6,116,751	83,023	1,773,140	28,612	123,061	205,167	4,754,862
Fidelity Series Small Cap Opportunities Fund	67,771,819	8,654,494	8,478,135	4,988,912	1,612,685	(1,629,630)	67,931,233
Fidelity Series Stock Selector Large Cap Value Fund	121,110,307	7,230,237	15,589,945	-	1,098,084	7,476,204	121,324,887
Fidelity Series Value Discovery Fund	124,066,072	9,238,009	16,243,935	-	736,392	5,750,917	123,547,455
	3,122,484,569	187,792,776	363,060,172	37,524,827	9,417,526	172,650,802	3,129,285,501

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	5,438,096	-	5,438,096	-

Domestic Equity Funds	1,061,213,281	1,061,213,281	-	-

International Equity Funds	907,914,069	907,914,069	-	-

Bond Funds	1,157,082,063	1,157,082,063	-	-

Short-Term Funds	8,123,093	8,123,093	-	-
Total Investments in Securities:	3,139,770,602	3,134,332,506	5,438,096	-
Derivative Instruments: Assets
Futures Contracts	719,807	719,807	-	-
Total Assets	719,807	719,807	-	-
Liabilities
Futures Contracts	(1,054,570)	(1,054,570)	-	-
Total Liabilities	(1,054,570)	(1,054,570)	-	-
Total Derivative Instruments:	(334,763)	(334,763)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	699,876	(873,633)
Total Equity Risk	699,876	(873,633)
Interest Rate Risk
Futures Contracts (a)	19,931	(180,937)
Total Interest Rate Risk	19,931	(180,937)
Total Value of Derivatives	719,807	(1,054,570)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,436,788)	$5,438,096
Fidelity Central Funds (cost $5,047,005)	5,047,005
Other affiliated issuers (cost $2,495,629,345)	3,129,285,501

Total Investment in Securities (cost $2,506,113,138)		$3,139,770,602
Receivable for investments sold		19,328,815
Receivable for fund shares sold		13,280,522
Distributions receivable from Fidelity Central Funds		21,932
Total assets		3,172,401,871
Liabilities
Payable for investments purchased	$13,628,436
Payable for fund shares redeemed	18,981,758
Accrued management fee	1,497,277
Distribution and service plan fees payable	450,346
Payable for daily variation margin on futures contracts	1,037,189
Other payables and accrued expenses	15
Total liabilities		35,595,021
Net Assets		$3,136,806,850
Net Assets consist of:
Paid in capital		$2,475,860,482
Total accumulated earnings (loss)		660,946,368
Net Assets		$3,136,806,850

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,150,135,316 ÷ 76,087,904 shares)(a)		$15.12
Maximum offering price per share (100/94.25 of $15.12)		$16.04
Class M :
Net Asset Value and redemption price per share ($426,403,335 ÷ 28,510,137 shares)(a)		$14.96
Maximum offering price per share (100/96.50 of $14.96)		$15.50
Class C :
Net Asset Value and offering price per share ($47,561,057 ÷ 3,268,263 shares)(a)		$14.55
Class K6 :
Net Asset Value, offering price and redemption price per share ($549,592,654 ÷ 36,204,835 shares)		$15.18
Class I :
Net Asset Value, offering price and redemption price per share ($329,965,993 ÷ 21,592,330 shares)		$15.28
Class Z :
Net Asset Value, offering price and redemption price per share ($633,148,495 ÷ 42,010,689 shares)		$15.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,359,684
Interest		134,958
Income from Fidelity Central Funds		118,505
Total income		24,613,147
Expenses
Management fee	$9,167,156
Distribution and service plan fees	2,701,338
Miscellaneous	87
Total expenses before reductions	11,868,581
Expense reductions	(41)
Total expenses after reductions		11,868,540
Net Investment income (loss)		12,744,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	3,223,050
Fidelity Central Funds	(37)
Other affiliated issuers	9,417,526
Futures contracts	3,334,149
Capital gain distributions from underlying funds:
Affiliated issuers	13,165,143
Total net realized gain (loss)		29,139,831
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,437
Affiliated issuers	172,650,802
Futures contracts	(1,006,577)
Total change in net unrealized appreciation (depreciation)		171,645,662
Net gain (loss)		200,785,493
Net increase (decrease) in net assets resulting from operations		$213,530,100
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,744,607	$56,595,210
Net realized gain (loss)	29,139,831	21,367,879
Change in net unrealized appreciation (depreciation)	171,645,662	314,059,113
Net increase (decrease) in net assets resulting from operations	213,530,100	392,022,202
Distributions to shareholders	(5,091,824)	(54,978,965)

Share transactions - net increase (decrease)	(200,112,202)	(138,982,940)
Total increase (decrease) in net assets	8,326,074	198,060,297

Net Assets
Beginning of period	3,128,480,776	2,930,420,479
End of period	$3,136,806,850	$3,128,480,776

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.13	$12.63	$14.75	$16.00	$12.21	$14.01
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.28	.32	.11	.19
Net realized and unrealized gain (loss)	.96	1.49	(1.33)	(.09)	4.67	(1.01)
Total from investment operations	1.01	1.73	(1.05)	.23	4.78	(.82)
Distributions from net investment income	(.01)	(.23)	(.28)	(.33)	(.13)	(.19)
Distributions from net realized gain	(.01)	- C	(.79)	(1.15)	(.87)	(.79)
Total distributions	(.02)	(.23)	(1.07)	(1.48)	(.99) D	(.98)
Net asset value, end of period	$15.12	$14.13	$12.63	$14.75	$16.00	$12.21
Total Return E,F,G	7.15%	13.80%	(6.96)%	1.05%	40.51%	(6.61)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.89% J	.90%	.91%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.89 % J	.90%	.91%	.92%	.93%	.94%
Expenses net of all reductions	.89% J	.90%	.91%	.92%	.93%	.94%
Net investment income (loss)	.70% J	1.81%	2.25%	1.99%	.75%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,150,135	$1,143,304	$1,084,628	$1,246,930	$1,318,549	$1,041,706
Portfolio turnover rate K	12 % J,L	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.99	$12.51	$14.62	$15.88	$12.13	$13.93
Income from Investment Operations
Net investment income (loss) A,B	.03	.20	.25	.28	.07	.15
Net realized and unrealized gain (loss)	.95	1.49	(1.33)	(.09)	4.64	(1.00)
Total from investment operations	.98	1.69	(1.08)	.19	4.71	(.85)
Distributions from net investment income	- C	(.20)	(.25)	(.30)	(.10)	(.17)
Distributions from net realized gain	(.01)	- C	(.78)	(1.15)	(.86)	(.78)
Total distributions	(.01)	(.21) D	(1.03)	(1.45)	(.96)	(.95)
Net asset value, end of period	$14.96	$13.99	$12.51	$14.62	$15.88	$12.13
Total Return E,F,G	7.02%	13.55%	(7.20)%	.81%	40.15%	(6.84)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.14% J	1.15%	1.16%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.14 % J	1.15%	1.16%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.14% J	1.15%	1.16%	1.17%	1.18%	1.19%
Net investment income (loss)	.45% J	1.56%	2.00%	1.74%	.50%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$426,403	$428,265	$410,614	$477,841	$502,610	$391,371
Portfolio turnover rate K	12 % J,L	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.65	$12.23	$14.32	$15.60	$11.95	$13.75
Income from Investment Operations
Net investment income (loss) A,B	- C	.13	.18	.19	- C	.08
Net realized and unrealized gain (loss)	.91	1.45	(1.29)	(.08)	4.55	(.98)
Total from investment operations	.91	1.58	(1.11)	.11	4.55	(.90)
Distributions from net investment income	-	(.16)	(.20)	(.24)	(.05)	(.12)
Distributions from net realized gain	(.01)	- C	(.78)	(1.15)	(.85)	(.78)
Total distributions	(.01)	(.16)	(.98)	(1.39)	(.90)	(.90)
Net asset value, end of period	$14.55	$13.65	$12.23	$14.32	$15.60	$11.95
Total Return D,E,F	6.65%	12.97%	(7.61)%	.30%	39.41%	(7.25)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.64% I	1.65%	1.66%	1.67%	1.68%	1.69%
Expenses net of fee waivers, if any	1.64 % I	1.65%	1.66%	1.67%	1.68%	1.69%
Expenses net of all reductions	1.64% I	1.65%	1.66%	1.67%	1.68%	1.69%
Net investment income (loss)	(.05)% I	1.06%	1.50%	1.24%	-% J	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$47,561	$48,603	$48,560	$58,820	$69,899	$55,554
Portfolio turnover rate K	12 % I,L	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.17	$12.67	$14.80	$16.03	$12.24	$14.05
Income from Investment Operations
Net investment income (loss) A,B	.09	.31	.34	.39	.18	.26
Net realized and unrealized gain (loss)	.96	1.50	(1.34)	(.08)	4.68	(1.01)
Total from investment operations	1.05	1.81	(1.00)	.31	4.86	(.75)
Distributions from net investment income	(.03)	(.30)	(.32)	(.39)	(.19)	(.25)
Distributions from net realized gain	(.01)	- C	(.81)	(1.15)	(.88)	(.81)
Total distributions	(.04)	(.31) D	(1.13)	(1.54)	(1.07)	(1.06)
Net asset value, end of period	$15.18	$14.17	$12.67	$14.80	$16.03	$12.24
Total Return E,F	7.42%	14.38%	(6.51)%	1.56%	41.14%	(6.16)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.37%	.45%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.36 % I	.37%	.45%	.46%	.46%	.47%
Expenses net of all reductions	.36% I	.37%	.45%	.46%	.46%	.47%
Net investment income (loss)	1.23% I	2.34%	2.71%	2.45%	1.22%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$549,593	$349,494	$249,199	$226,612	$174,248	$83,686
Portfolio turnover rate J	12 % I,K	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.28	$12.74	$14.87	$16.10	$12.29	$14.09
Income from Investment Operations
Net investment income (loss) A,B	.07	.27	.32	.36	.15	.23
Net realized and unrealized gain (loss)	.96	1.52	(1.36)	(.08)	4.69	(1.01)
Total from investment operations	1.03	1.79	(1.04)	.28	4.84	(.78)
Distributions from net investment income	(.02)	(.25)	(.30)	(.36)	(.15)	(.22)
Distributions from net realized gain	(.01)	- C	(.80)	(1.15)	(.88)	(.80)
Total distributions	(.03)	(.25)	(1.09) D	(1.51)	(1.03)	(1.02)
Net asset value, end of period	$15.28	$14.28	$12.74	$14.87	$16.10	$12.29
Total Return E,F	7.21%	14.14%	(6.75)%	1.37%	40.77%	(6.32)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.65%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.64 % I	.65%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.64% I	.65%	.66%	.67%	.68%	.69%
Net investment income (loss)	.95% I	2.06%	2.50%	2.24%	1.00%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$329,966	$737,653	$988,412	$1,242,060	$1,325,192	$984,341
Portfolio turnover rate J	12 % I,K	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2030 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.08	$12.60	$14.73	$15.98	$12.20	$14.03
Income from Investment Operations
Net investment income (loss) A,B	.07	.28	.32	.37	.16	.24
Net realized and unrealized gain (loss)	.95	1.50	(1.33)	(.09)	4.67	(1.01)
Total from investment operations	1.02	1.78	(1.01)	.28	4.83	(.77)
Distributions from net investment income	(.02)	(.29)	(.32)	(.38)	(.17)	(.25)
Distributions from net realized gain	(.01)	- C	(.81)	(1.15)	(.88)	(.82)
Total distributions	(.03)	(.30) D	(1.12) D	(1.53)	(1.05)	(1.06) D
Net asset value, end of period	$15.07	$14.08	$12.60	$14.73	$15.98	$12.20
Total Return E,F	7.27%	14.21%	(6.61)%	1.37%	41.01%	(6.28)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.56% I	.57%	.57%	.58%	.59%	.60% J
Expenses net of fee waivers, if any	.56 % I	.57%	.57%	.58%	.59%	.60% J
Expenses net of all reductions	.56% I	.57%	.57%	.58%	.59%	.60% J
Net investment income (loss)	1.03% I	2.14%	2.59%	2.33%	1.09%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$633,148	$421,162	$149,008	$102,337	$63,499	$38,041
Portfolio turnover rate K	12 % I,L	16%	22%	31%	29%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $5,245,300)	5,270,000	5,246,475

Domestic Equity Funds - 40.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,919,057	177,310,846
Fidelity Advisor Series Growth Opportunities Fund (c)	7,499,305	124,938,424
Fidelity Advisor Series Small Cap Fund (c)	4,110,933	58,169,701
Fidelity Series All-Sector Equity Fund (c)	4,923,766	63,713,536
Fidelity Series Commodity Strategy Fund (c)	67,506	5,967,488
Fidelity Series Large Cap Stock Fund (c)	10,364,978	237,668,944
Fidelity Series Large Cap Value Index Fund (c)	1,360,804	23,324,175
Fidelity Series Opportunistic Insights Fund (c)	5,784,439	143,685,466
Fidelity Series Small Cap Core Fund (c)	430,259	5,352,427
Fidelity Series Small Cap Opportunities Fund (c)	5,035,508	76,489,366
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,086,728	136,936,995
Fidelity Series Value Discovery Fund (c)	8,359,494	139,436,359
TOTAL DOMESTIC EQUITY FUNDS (Cost $706,880,958)		1,192,993,727

International Equity Funds - 33.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,109,346	67,722,028
Fidelity Series Emerging Markets Fund (c)	6,782,293	65,313,477
Fidelity Series Emerging Markets Opportunities Fund (c)	12,943,888	259,783,836
Fidelity Series International Growth Fund (c)	9,471,700	182,424,941
Fidelity Series International Small Cap Fund (c)	2,314,158	43,413,601
Fidelity Series International Value Fund (c)	13,537,204	183,022,992
Fidelity Series Overseas Fund (c)	12,194,970	182,558,704
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $670,619,465)		984,239,579

Bond Funds - 26.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,124,940	20,909,408
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	4,016,660	32,012,779
Fidelity Series Emerging Markets Debt Fund (c)	1,840,435	15,036,351
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	480,402	4,626,269
Fidelity Series Floating Rate High Income Fund (c)	270,033	2,422,192
Fidelity Series High Income Fund (c)	1,788,916	15,617,235
Fidelity Series International Credit Fund (c)	162,202	1,375,477
Fidelity Series International Developed Markets Bond Index Fund (c)	10,782,109	95,637,305
Fidelity Series Investment Grade Bond Fund (c)	45,354,121	467,147,445
Fidelity Series Long-Term Treasury Bond Index Fund (c)	23,898,038	140,281,481
Fidelity Series Real Estate Income Fund (c)	278,174	2,809,557
TOTAL BOND FUNDS (Cost $869,628,037)		797,875,499

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	4,213,596	4,214,439
Fidelity Series Government Money Market Fund 5.03% (c)(e)	3,010,882	3,010,882
TOTAL SHORT-TERM FUNDS (Cost $7,225,321)		7,225,321

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,259,599,081)	2,987,580,601
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,890,685)
NET ASSETS - 100.0%	2,984,689,916

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	163	Dec 2024	9,557,505	612,227	612,227
ICE MSCI EAFE Index Contracts (United States)	58	Dec 2024	7,214,620	67,549	67,549

TOTAL EQUITY INDEX CONTRACTS					679,776

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	965	Dec 2024	110,281,406	(168,938)	(168,938)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	590	Dec 2024	64,830,859	20,126	20,126

TOTAL TREASURY CONTRACTS					(148,812)

TOTAL PURCHASED					530,964

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	142	Dec 2024	41,281,175	(855,055)	(855,055)

TOTAL FUTURES CONTRACTS					(324,091)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,246,475.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	3,445,677	34,015,525	33,246,728	107,469	(35)	-	4,214,439	0.0%
Total	3,445,677	34,015,525	33,246,728	107,469	(35)	-	4,214,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	173,749,173	7,980,050	21,579,300	-	4,020,656	13,140,267	177,310,846
Fidelity Advisor Series Growth Opportunities Fund	122,515,857	8,283,855	20,766,907	-	3,284,614	11,621,005	124,938,424
Fidelity Advisor Series Small Cap Fund	60,066,331	983,046	7,434,231	-	1,695,403	2,859,152	58,169,701
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	949,879	20,198,693	505,443	8,596	765	265,514	20,909,408
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,887,599	13,304,210	1,490,359	261,513	(99,293)	1,410,622	32,012,779
Fidelity Series All-Sector Equity Fund	57,652,380	4,966,132	4,195,470	-	300,075	4,990,419	63,713,536
Fidelity Series Canada Fund	65,215,971	3,092,624	5,302,952	-	319,244	4,397,141	67,722,028
Fidelity Series Commodity Strategy Fund	19,138,519	6,336,322	18,682,108	557,761	(10,418,649)	9,593,404	5,967,488
Fidelity Series Emerging Markets Debt Fund	14,733,500	740,716	1,011,143	356,382	(99,008)	672,286	15,036,351
Fidelity Series Emerging Markets Debt Local Currency Fund	4,544,717	43,919	272,129	-	(17,699)	327,461	4,626,269
Fidelity Series Emerging Markets Fund	65,079,107	698,260	6,487,457	-	(319,143)	6,342,710	65,313,477
Fidelity Series Emerging Markets Opportunities Fund	260,932,315	2,792,981	34,153,793	-	501,300	29,711,033	259,783,836
Fidelity Series Floating Rate High Income Fund	2,386,715	237,942	181,352	108,193	1,672	(22,785)	2,422,192
Fidelity Series Government Money Market Fund 5.03%	62,879	3,101,316	153,313	23,916	-	-	3,010,882
Fidelity Series High Income Fund	14,834,887	1,276,572	960,152	464,234	(9,945)	475,873	15,617,235
Fidelity Series International Credit Fund	1,304,285	29,488	10,381	29,488	623	51,462	1,375,477
Fidelity Series International Developed Markets Bond Index Fund	88,074,317	11,431,668	5,428,128	1,311,195	(72,245)	1,631,693	95,637,305
Fidelity Series International Growth Fund	184,182,923	8,405,230	16,315,151	-	1,406,911	4,745,028	182,424,941
Fidelity Series International Small Cap Fund	43,655,922	561,762	3,765,171	-	801,265	2,159,823	43,413,601
Fidelity Series International Value Fund	185,063,498	4,779,124	19,809,321	-	4,066,121	8,923,570	183,022,992
Fidelity Series Investment Grade Bond Fund	441,724,076	35,956,197	26,367,735	9,554,387	260,738	15,574,169	467,147,445
Fidelity Series Large Cap Stock Fund	233,178,207	22,871,138	22,746,734	12,080,589	(907,104)	5,273,437	237,668,944
Fidelity Series Large Cap Value Index Fund	23,094,109	1,276,154	2,628,611	-	289,742	1,292,781	23,324,175
Fidelity Series Long-Term Treasury Bond Index Fund	153,350,772	7,767,411	26,385,257	2,430,201	(7,911,510)	13,460,065	140,281,481
Fidelity Series Opportunistic Insights Fund	137,818,882	8,171,775	17,056,462	-	3,967,510	10,783,761	143,685,466
Fidelity Series Overseas Fund	184,676,909	5,072,050	18,396,633	-	3,944,209	7,262,169	182,558,704
Fidelity Series Real Estate Income Fund	2,765,789	116,047	190,873	84,657	5,131	113,463	2,809,557
Fidelity Series Short-Term Credit Fund	101,225	319	100,927	319	2,183	(2,800)	-
Fidelity Series Small Cap Core Fund	6,945,069	116,769	2,082,058	32,472	146,290	226,357	5,352,427
Fidelity Series Small Cap Opportunities Fund	76,003,049	9,437,184	8,957,212	5,611,074	1,794,111	(1,787,766)	76,489,366
Fidelity Series Stock Selector Large Cap Value Fund	135,831,131	8,015,928	16,559,301	-	1,342,790	8,306,447	136,936,995
Fidelity Series Value Discovery Fund	139,146,424	10,388,898	17,406,913	-	894,976	6,412,974	139,436,359
	2,917,666,416	208,433,780	327,382,977	32,914,977	9,191,733	170,210,735	2,978,119,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	5,246,475	-	5,246,475	-

Domestic Equity Funds	1,192,993,727	1,192,993,727	-	-

International Equity Funds	984,239,579	984,239,579	-	-

Bond Funds	797,875,499	797,875,499	-	-

Short-Term Funds	7,225,321	7,225,321	-	-
Total Investments in Securities:	2,987,580,601	2,982,334,126	5,246,475	-
Derivative Instruments: Assets
Futures Contracts	699,902	699,902	-	-
Total Assets	699,902	699,902	-	-
Liabilities
Futures Contracts	(1,023,993)	(1,023,993)	-	-
Total Liabilities	(1,023,993)	(1,023,993)	-	-
Total Derivative Instruments:	(324,091)	(324,091)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	679,776	(855,055)
Total Equity Risk	679,776	(855,055)
Interest Rate Risk
Futures Contracts (a)	20,126	(168,938)
Total Interest Rate Risk	20,126	(168,938)
Total Value of Derivatives	699,902	(1,023,993)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,245,300)	$5,246,475
Fidelity Central Funds (cost $4,214,439)	4,214,439
Other affiliated issuers (cost $2,250,139,342)	2,978,119,687

Total Investment in Securities (cost $2,259,599,081)		$2,987,580,601
Receivable for investments sold		22,544,410
Receivable for fund shares sold		18,860,357
Distributions receivable from Fidelity Central Funds		18,792
Total assets		3,029,004,160
Liabilities
Payable for investments purchased	$15,986,432
Payable for fund shares redeemed	25,418,836
Accrued management fee	1,502,424
Distribution and service plan fees payable	411,983
Payable for daily variation margin on futures contracts	994,559
Other payables and accrued expenses	10
Total liabilities		44,314,244
Net Assets		$2,984,689,916
Net Assets consist of:
Paid in capital		$2,230,039,618
Total accumulated earnings (loss)		754,650,298
Net Assets		$2,984,689,916

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,017,330,075 ÷ 65,685,108 shares)(a)		$15.49
Maximum offering price per share (100/94.25 of $15.49)		$16.44
Class M :
Net Asset Value and redemption price per share ($407,416,410 ÷ 26,834,477 shares)(a)		$15.18
Maximum offering price per share (100/96.50 of $15.18)		$15.73
Class C :
Net Asset Value and offering price per share ($44,977,700 ÷ 3,077,335 shares)(a)		$14.62
Class K6 :
Net Asset Value, offering price and redemption price per share ($578,961,228 ÷ 36,926,331 shares)		$15.68
Class I :
Net Asset Value, offering price and redemption price per share ($305,419,238 ÷ 19,417,945 shares)		$15.73
Class Z :
Net Asset Value, offering price and redemption price per share ($630,585,265 ÷ 40,672,224 shares)		$15.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,103,996
Interest		126,608
Income from Fidelity Central Funds		107,469
Total income		18,338,073
Expenses
Management fee	$9,159,213
Distribution and service plan fees	2,465,857
Miscellaneous	71
Total expenses before reductions	11,625,141
Expense reductions	(55)
Total expenses after reductions		11,625,086
Net Investment income (loss)		6,712,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	6,764,832
Fidelity Central Funds	(35)
Other affiliated issuers	9,191,733
Futures contracts	3,078,120
Capital gain distributions from underlying funds:
Affiliated issuers	14,810,981
Total net realized gain (loss)		33,845,631
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,287
Affiliated issuers	170,210,735
Futures contracts	(947,304)
Total change in net unrealized appreciation (depreciation)		169,264,718
Net gain (loss)		203,110,349
Net increase (decrease) in net assets resulting from operations		$209,823,336
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,712,987	$43,736,155
Net realized gain (loss)	33,845,631	30,681,921
Change in net unrealized appreciation (depreciation)	169,264,718	356,735,064
Net increase (decrease) in net assets resulting from operations	209,823,336	431,153,140
Distributions to shareholders	(21,753,676)	(43,222,361)

Share transactions - net increase (decrease)	(126,537,324)	(80,019,404)
Total increase (decrease) in net assets	61,532,336	307,911,375

Net Assets
Beginning of period	2,923,157,580	2,615,246,205
End of period	$2,984,689,916	$2,923,157,580

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.62	$14.90	$16.02	$11.46	$13.58
Income from Investment Operations
Net investment income (loss) A,B	.02	.20	.24	.30	.10	.17
Net realized and unrealized gain (loss)	1.04	1.91	(1.35)	.07	5.39	(1.28)
Total from investment operations	1.06	2.11	(1.11)	.37	5.49	(1.11)
Distributions from net investment income	- C	(.20)	(.24)	(.30) D	(.12)	(.17)
Distributions from net realized gain	(.10)	(.01)	(.93)	(1.20) D	(.81)	(.85)
Total distributions	(.10)	(.20) E	(1.17)	(1.49) E	(.93)	(1.01) E
Net asset value, end of period	$15.49	$14.53	$12.62	$14.90	$16.02	$11.46
Total Return F,G,H	7.38%	16.84%	(7.18)%	1.95%	49.73%	(9.15)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.94% K	.95%	.95%	.96%	.97%	.98%
Expenses net of fee waivers, if any	.94 % K	.95%	.95%	.96%	.97%	.98%
Expenses net of all reductions	.94% K	.95%	.95%	.96%	.97%	.98%
Net investment income (loss)	.33% K	1.51%	1.90%	1.87%	.69%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,017,330	$1,013,340	$929,561	$1,068,426	$1,122,730	$824,792
Portfolio turnover rate L	14 % K,M	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.26	$12.40	$14.67	$15.80	$11.33	$13.44
Income from Investment Operations
Net investment income (loss) A,B	.01	.16	.20	.26	.06	.13
Net realized and unrealized gain (loss)	1.01	1.88	(1.32)	.08	5.31	(1.26)
Total from investment operations	1.02	2.04	(1.12)	.34	5.37	(1.13)
Distributions from net investment income	-	(.17)	(.22)	(.27) C	(.09)	(.14)
Distributions from net realized gain	(.10)	(.01)	(.93)	(1.20) C	(.81)	(.84)
Total distributions	(.10)	(.18)	(1.15)	(1.47)	(.90)	(.98)
Net asset value, end of period	$15.18	$14.26	$12.40	$14.67	$15.80	$11.33
Total Return D,E,F	7.23%	16.52%	(7.40)%	1.73%	49.26%	(9.36)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.19% I	1.20%	1.20%	1.21%	1.22%	1.23%
Expenses net of fee waivers, if any	1.19 % I	1.20%	1.20%	1.21%	1.22%	1.23%
Expenses net of all reductions	1.19% I	1.20%	1.20%	1.21%	1.22%	1.23%
Net investment income (loss)	.08% I	1.26%	1.65%	1.62%	.44%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$407,416	$400,376	$371,257	$408,691	$425,013	$310,544
Portfolio turnover rate J	14 % I,K	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.76	$12.00	$14.26	$15.42	$11.09	$13.20
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.09	.14	.17	(.01)	.06
Net realized and unrealized gain (loss)	.99	1.81	(1.29)	.07	5.20	(1.23)
Total from investment operations	.96	1.90	(1.15)	.24	5.19	(1.17)
Distributions from net investment income	-	(.14)	(.18)	(.21) C	(.05)	(.10)
Distributions from net realized gain	(.10)	(.01)	(.93)	(1.20) C	(.81)	(.84)
Total distributions	(.10)	(.14) D	(1.11)	(1.40) D	(.86)	(.94)
Net asset value, end of period	$14.62	$13.76	$12.00	$14.26	$15.42	$11.09
Total Return E,F,G	7.05%	15.90%	(7.86)%	1.18%	48.61%	(9.84)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.69% J	1.70%	1.70%	1.71%	1.72%	1.73%
Expenses net of fee waivers, if any	1.69 % J	1.70%	1.70%	1.71%	1.72%	1.73%
Expenses net of all reductions	1.69% J	1.70%	1.70%	1.71%	1.72%	1.73%
Net investment income (loss)	(.42)% J	.76%	1.15%	1.12%	(.06)%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$44,978	$43,375	$39,813	$45,937	$53,192	$37,642
Portfolio turnover rate K	14 % J,L	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.68	$12.74	$15.04	$16.14	$11.53	$13.67
Income from Investment Operations
Net investment income (loss) A,B	.06	.27	.30	.38	.17	.23
Net realized and unrealized gain (loss)	1.06	1.93	(1.36)	.08	5.43	(1.28)
Total from investment operations	1.12	2.20	(1.06)	.46	5.60	(1.05)
Distributions from net investment income	(.02)	(.26)	(.29)	(.37) C	(.17)	(.23)
Distributions from net realized gain	(.10)	(.01)	(.95)	(1.20) C	(.81)	(.86)
Total distributions	(.12)	(.26) D	(1.24)	(1.56) D	(.99) D	(1.09)
Net asset value, end of period	$15.68	$14.68	$12.74	$15.04	$16.14	$11.53
Total Return E,F	7.72%	17.40%	(6.73)%	2.48%	50.43%	(8.74)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.41%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.40 % I	.41%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.40% I	.41%	.47%	.48%	.48%	.49%
Net investment income (loss)	.86% I	2.04%	2.38%	2.35%	1.18%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$578,961	$366,977	$244,148	$222,126	$150,227	$63,792
Portfolio turnover rate J	14 % I,K	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.74	$12.78	$15.07	$16.17	$11.56	$13.69
Income from Investment Operations
Net investment income (loss) A,B	.04	.23	.27	.34	.13	.20
Net realized and unrealized gain (loss)	1.06	1.94	(1.36)	.09	5.44	(1.28)
Total from investment operations	1.10	2.17	(1.09)	.43	5.57	(1.08)
Distributions from net investment income	(.01)	(.21)	(.26)	(.33) C	(.14)	(.20)
Distributions from net realized gain	(.10)	(.01)	(.94)	(1.20) C	(.81)	(.85)
Total distributions	(.11)	(.21) D	(1.20)	(1.53)	(.96) D	(1.05)
Net asset value, end of period	$15.73	$14.74	$12.78	$15.07	$16.17	$11.56
Total Return E,F	7.54%	17.08%	(6.94)%	2.25%	49.99%	(8.91)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I,J	.70%	.70%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.68 % I,J	.70%	.70%	.71%	.72%	.73%
Expenses net of all reductions	.68% I,J	.70%	.70%	.71%	.72%	.73%
Net investment income (loss)	.58% I	1.76%	2.15%	2.12%	.94%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$305,419	$691,039	$901,367	$1,109,011	$1,169,461	$808,586
Portfolio turnover rate K	14 % I,L	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2035 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.63	$14.93	$16.04	$11.47	$13.63
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.28	.36	.15	.21
Net realized and unrealized gain (loss)	1.04	1.92	(1.35)	.08	5.39	(1.27)
Total from investment operations	1.09	2.16	(1.07)	.44	5.54	(1.06)
Distributions from net investment income	(.01)	(.25)	(.28)	(.35) C	(.16)	(.22)
Distributions from net realized gain	(.10)	(.01)	(.95)	(1.20) C	(.81)	(.88)
Total distributions	(.12) D	(.26)	(1.23)	(1.55)	(.97)	(1.10)
Net asset value, end of period	$15.50	$14.53	$12.63	$14.93	$16.04	$11.47
Total Return E,F	7.54%	17.21%	(6.87)%	2.35%	50.19%	(8.87)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I,J	.60%	.61%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.60 % I,J	.60%	.61%	.61%	.62%	.63%
Expenses net of all reductions	.60% I,J	.60%	.61%	.61%	.62%	.63%
Net investment income (loss)	.67% I	1.85%	2.25%	2.22%	1.04%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$630,585	$408,050	$129,100	$97,458	$53,381	$27,968
Portfolio turnover rate K	14 % I,L	18%	22%	27%	27%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $4,847,402)	4,870,000	4,848,467

Domestic Equity Funds - 48.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,233,191	203,435,830
Fidelity Advisor Series Growth Opportunities Fund (c)	8,604,296	143,347,575
Fidelity Advisor Series Small Cap Fund (c)	4,661,929	65,966,291
Fidelity Series All-Sector Equity Fund (c)	5,930,858	76,745,300
Fidelity Series Commodity Strategy Fund (c)	63,609	5,623,074
Fidelity Series Large Cap Stock Fund (c)	11,859,199	271,931,435
Fidelity Series Large Cap Value Index Fund (c)	1,548,178	26,535,765
Fidelity Series Opportunistic Insights Fund (c)	6,613,253	164,273,216
Fidelity Series Small Cap Core Fund (c)	493,617	6,140,590
Fidelity Series Small Cap Opportunities Fund (c)	5,749,451	87,334,157
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,379,062	156,412,464
Fidelity Series Value Discovery Fund (c)	9,548,751	159,273,161
TOTAL DOMESTIC EQUITY FUNDS (Cost $833,533,166)		1,367,018,858

International Equity Funds - 38.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,632,355	76,341,210
Fidelity Series Emerging Markets Fund (c)	7,359,588	70,872,836
Fidelity Series Emerging Markets Opportunities Fund (c)	14,067,426	282,333,233
Fidelity Series International Growth Fund (c)	10,677,546	205,649,533
Fidelity Series International Small Cap Fund (c)	2,177,316	40,846,444
Fidelity Series International Value Fund (c)	15,260,453	206,321,325
Fidelity Series Overseas Fund (c)	13,747,541	205,800,684
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $758,983,753)		1,088,165,265

Bond Funds - 12.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,003,238	19,711,862
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	168,105	1,339,793
Fidelity Series Emerging Markets Debt Fund (c)	1,710,200	13,972,337
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	468,184	4,508,607
Fidelity Series Floating Rate High Income Fund (c)	287,829	2,581,823
Fidelity Series High Income Fund (c)	1,686,704	14,724,924
Fidelity Series International Credit Fund (c)	147,164	1,247,955
Fidelity Series International Developed Markets Bond Index Fund (c)	3,518,887	31,212,523
Fidelity Series Investment Grade Bond Fund (c)	11,719,152	120,707,267
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,999,395	135,006,449
Fidelity Series Real Estate Income Fund (c)	265,736	2,683,932
TOTAL BOND FUNDS (Cost $383,657,370)		347,697,472

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,838,710	3,839,478
Fidelity Series Government Money Market Fund 5.03% (c)(e)	2,845,969	2,845,969
TOTAL SHORT-TERM FUNDS (Cost $6,685,447)		6,685,447

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,987,707,138)	2,814,415,509
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,829,715)
NET ASSETS - 100.0%	2,811,585,794

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	152	Dec 2024	8,912,520	570,904	570,904
ICE MSCI EAFE Index Contracts (United States)	55	Dec 2024	6,841,450	80,849	80,849

TOTAL EQUITY INDEX CONTRACTS					651,753

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	909	Dec 2024	103,881,656	(155,504)	(155,504)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	556	Dec 2024	61,094,844	19,653	19,653

TOTAL TREASURY CONTRACTS					(135,851)

TOTAL PURCHASED					515,902

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	137	Dec 2024	39,827,613	(755,781)	(755,781)

TOTAL FUTURES CONTRACTS					(239,879)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,848,467.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	2,981,758	31,577,045	30,719,290	96,939	(35)	-	3,839,478	0.0%
Total	2,981,758	31,577,045	30,719,290	96,939	(35)	-	3,839,478

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	197,985,688	9,634,011	23,718,077	-	3,448,339	16,085,869	203,435,830
Fidelity Advisor Series Growth Opportunities Fund	139,587,535	9,995,674	23,221,456	-	2,961,031	14,024,791	143,347,575
Fidelity Advisor Series Small Cap Fund	68,332,538	1,258,792	8,798,757	-	1,653,759	3,519,959	65,966,291
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,297,875	18,630,446	469,231	11,739	906	251,866	19,711,862
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,342,492	28,723	94,215	14,225	(16,565)	79,358	1,339,793
Fidelity Series All-Sector Equity Fund	65,652,581	9,837,554	4,771,571	-	291,613	5,735,123	76,745,300
Fidelity Series Canada Fund	73,060,672	3,964,032	5,965,901	-	393,982	4,888,425	76,341,210
Fidelity Series Commodity Strategy Fund	18,249,080	5,703,451	17,566,340	524,615	(9,795,243)	9,032,126	5,623,074
Fidelity Series Emerging Markets Debt Fund	13,940,682	494,523	994,820	335,035	(36,349)	568,301	13,972,337
Fidelity Series Emerging Markets Debt Local Currency Fund	4,438,774	40,595	271,724	-	(17,955)	318,917	4,508,607
Fidelity Series Emerging Markets Fund	69,600,835	1,100,516	6,310,680	-	(5,542)	6,487,707	70,872,836
Fidelity Series Emerging Markets Opportunities Fund	279,488,978	14,734,616	33,811,585	2	(10,003,374)	31,924,598	282,333,233
Fidelity Series Floating Rate High Income Fund	2,644,876	148,843	188,537	119,844	(1,749)	(21,610)	2,581,823
Fidelity Series Government Money Market Fund 5.03%	52,162	2,925,123	131,316	22,408	-	-	2,845,969
Fidelity Series High Income Fund	14,240,366	1,028,911	984,436	442,297	(807)	440,890	14,724,924
Fidelity Series International Credit Fund	1,187,875	26,816	13,880	26,816	793	46,351	1,247,955
Fidelity Series International Developed Markets Bond Index Fund	24,018,895	8,494,256	1,847,780	364,931	(6,747)	553,899	31,212,523
Fidelity Series International Growth Fund	206,354,673	9,499,705	17,083,135	-	2,348,786	4,529,504	205,649,533
Fidelity Series International Small Cap Fund	40,801,831	853,464	3,581,149	-	858,619	1,913,679	40,846,444
Fidelity Series International Value Fund	207,338,494	5,209,830	20,725,544	-	3,236,375	11,262,170	206,321,325
Fidelity Series Investment Grade Bond Fund	104,892,699	20,990,441	9,234,651	2,362,058	110,024	3,948,754	120,707,267
Fidelity Series Large Cap Stock Fund	265,714,924	19,368,292	25,836,664	13,761,114	5,277,346	7,407,537	271,931,435
Fidelity Series Large Cap Value Index Fund	26,253,188	1,519,452	3,037,417	-	279,220	1,521,322	26,535,765
Fidelity Series Long-Term Treasury Bond Index Fund	145,516,032	8,469,373	24,300,609	2,319,030	(6,426,316)	11,747,969	135,006,449
Fidelity Series Opportunistic Insights Fund	156,960,134	9,766,968	19,274,335	-	2,846,964	13,973,485	164,273,216
Fidelity Series Overseas Fund	206,905,454	5,146,033	18,775,808	-	3,097,383	9,427,622	205,800,684
Fidelity Series Real Estate Income Fund	2,649,574	109,837	188,427	80,840	5,369	107,579	2,683,932
Fidelity Series Short-Term Credit Fund	92,915	292	92,641	292	1,853	(2,419)	-
Fidelity Series Small Cap Core Fund	7,972,210	149,553	2,406,072	37,177	169,317	255,582	6,140,590
Fidelity Series Small Cap Opportunities Fund	86,559,139	10,857,185	10,064,667	6,411,274	1,579,759	(1,597,259)	87,334,157
Fidelity Series Stock Selector Large Cap Value Fund	154,752,924	9,724,649	19,059,424	-	1,329,908	9,664,407	156,412,464
Fidelity Series Value Discovery Fund	158,469,732	12,283,241	19,810,015	-	1,078,450	7,251,753	159,273,161
	2,746,355,827	201,995,197	322,630,864	26,833,697	4,659,149	175,348,255	2,805,727,564

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,848,467	-	4,848,467	-

Domestic Equity Funds	1,367,018,858	1,367,018,858	-	-

International Equity Funds	1,088,165,265	1,088,165,265	-	-

Bond Funds	347,697,472	347,697,472	-	-

Short-Term Funds	6,685,447	6,685,447	-	-
Total Investments in Securities:	2,814,415,509	2,809,567,042	4,848,467	-
Derivative Instruments: Assets
Futures Contracts	671,406	671,406	-	-
Total Assets	671,406	671,406	-	-
Liabilities
Futures Contracts	(911,285)	(911,285)	-	-
Total Liabilities	(911,285)	(911,285)	-	-
Total Derivative Instruments:	(239,879)	(239,879)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	651,753	(755,781)
Total Equity Risk	651,753	(755,781)
Interest Rate Risk
Futures Contracts (a)	19,653	(155,504)
Total Interest Rate Risk	19,653	(155,504)
Total Value of Derivatives	671,406	(911,285)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,847,402)	$4,848,467
Fidelity Central Funds (cost $3,839,478)	3,839,478
Other affiliated issuers (cost $1,979,020,258)	2,805,727,564

Total Investment in Securities (cost $1,987,707,138)		$2,814,415,509
Receivable for investments sold		19,419,443
Receivable for fund shares sold		23,184,857
Distributions receivable from Fidelity Central Funds		16,579
Total assets		2,857,036,388
Liabilities
Payable for investments purchased	$13,643,716
Payable for fund shares redeemed	28,970,882
Accrued management fee	1,513,737
Distribution and service plan fees payable	393,645
Payable for daily variation margin on futures contracts	928,614
Total liabilities		45,450,594
Net Assets		$2,811,585,794
Net Assets consist of:
Paid in capital		$1,964,012,882
Total accumulated earnings (loss)		847,572,912
Net Assets		$2,811,585,794

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($995,418,727 ÷ 56,993,094 shares)(a)		$17.47
Maximum offering price per share (100/94.25 of $17.47)		$18.54
Class M :
Net Asset Value and redemption price per share ($387,836,048 ÷ 22,486,379 shares)(a)		$17.25
Maximum offering price per share (100/96.50 of $17.25)		$17.88
Class C :
Net Asset Value and offering price per share ($39,212,628 ÷ 2,367,420 shares)(a)		$16.56
Class K6 :
Net Asset Value, offering price and redemption price per share ($514,207,850 ÷ 29,103,155 shares)		$17.67
Class I :
Net Asset Value, offering price and redemption price per share ($308,618,840 ÷ 17,411,917 shares)		$17.72
Class Z :
Net Asset Value, offering price and redemption price per share ($566,291,701 ÷ 32,414,615 shares)		$17.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,946,364
Interest		119,230
Income from Fidelity Central Funds		96,939
Total income		10,162,533
Expenses
Management fee	$9,191,214
Distribution and service plan fees	2,347,151
Miscellaneous	45
Total expenses before reductions	11,538,410
Expense reductions	(55)
Total expenses after reductions		11,538,355
Net Investment income (loss)		(1,375,822)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	10,600,543
Fidelity Central Funds	(35)
Other affiliated issuers	4,659,149
Futures contracts	2,845,631
Capital gain distributions from underlying funds:
Affiliated issuers	16,887,333
Total net realized gain (loss)		34,992,621
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,175
Affiliated issuers	175,348,255
Futures contracts	(847,809)
Total change in net unrealized appreciation (depreciation)		174,501,621
Net gain (loss)		209,494,242
Net increase (decrease) in net assets resulting from operations		$208,118,420
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,375,822)	$31,572,926
Net realized gain (loss)	34,992,621	20,571,382
Change in net unrealized appreciation (depreciation)	174,501,621	415,698,200
Net increase (decrease) in net assets resulting from operations	208,118,420	467,842,508
Distributions to shareholders	(11,638,529)	(31,916,082)

Share transactions - net increase (decrease)	(136,239,122)	(52,849,184)
Total increase (decrease) in net assets	60,240,769	383,077,242

Net Assets
Beginning of period	2,751,345,025	2,368,267,783
End of period	$2,811,585,794	$2,751,345,025

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.26	$13.72	$16.37	$17.54	$12.08	$14.52
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.17	.23	.32	.09	.17
Net realized and unrealized gain (loss)	1.30	2.55	(1.48)	.23	6.34	(1.55)
Total from investment operations	1.28	2.72	(1.25)	.55	6.43	(1.38)
Distributions from net investment income	-	(.17)	(.23)	(.34)	(.11)	(.17)
Distributions from net realized gain	(.07)	(.01)	(1.17)	(1.38)	(.85)	(.88)
Total distributions	(.07)	(.18)	(1.40)	(1.72)	(.97) C	(1.06) C
Net asset value, end of period	$17.47	$16.26	$13.72	$16.37	$17.54	$12.08
Total Return D,E,F	7.91%	19.88%	(7.31)%	2.74%	55.32%	(10.59)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.99%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.98 % I	.99%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.98% I	.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.23)% I	1.15%	1.72%	1.82%	.61%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$995,419	$969,710	$850,228	$963,236	$1,000,757	$729,343
Portfolio turnover rate J	14 % I,K	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.08	$13.58	$16.22	$17.40	$12.00	$14.44
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.13	.20	.27	.05	.13
Net realized and unrealized gain (loss)	1.28	2.52	(1.48)	.23	6.29	(1.55)
Total from investment operations	1.24	2.65	(1.28)	.50	6.34	(1.42)
Distributions from net investment income	-	(.14)	(.21)	(.30)	(.09)	(.15)
Distributions from net realized gain	(.07)	(.01)	(1.16)	(1.38)	(.85)	(.88)
Total distributions	(.07)	(.15)	(1.36) C	(1.68)	(.94)	(1.02) C
Net asset value, end of period	$17.25	$16.08	$13.58	$16.22	$17.40	$12.00
Total Return D,E,F	7.75%	19.58%	(7.55)%	2.50%	54.96%	(10.84)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.23% I	1.24%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.23 % I	1.24%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.23% I	1.24%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.48)% I	.90%	1.47%	1.57%	.36%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$387,836	$380,249	$343,213	$386,534	$402,667	$286,126
Portfolio turnover rate J	14 % I,K	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.48	$13.10	$15.71	$16.91	$11.71	$14.14
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.06	.12	.18	(.02)	.06
Net realized and unrealized gain (loss)	1.23	2.42	(1.42)	.22	6.11	(1.52)
Total from investment operations	1.15	2.48	(1.30)	.40	6.09	(1.46)
Distributions from net investment income	-	(.10)	(.16)	(.22)	(.04)	(.09)
Distributions from net realized gain	(.07)	(.01)	(1.15)	(1.38)	(.85)	(.88)
Total distributions	(.07)	(.10) C	(1.31)	(1.60)	(.89)	(.97)
Net asset value, end of period	$16.56	$15.48	$13.10	$15.71	$16.91	$11.71
Total Return D,E,F	7.46%	18.99%	(7.98)%	1.98%	54.12%	(11.31)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.73% I	1.74%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.73 % I	1.74%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.73% I	1.74%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(.98)% I	.40%	.97%	1.07%	(.14)%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$39,213	$39,480	$36,592	$42,441	$56,710	$41,153
Portfolio turnover rate J	14 % I,K	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.41	$13.82	$16.50	$17.64	$12.13	$14.60
Income from Investment Operations
Net investment income (loss) A,B	.03	.25	.30	.41	.17	.24
Net realized and unrealized gain (loss)	1.30	2.58	(1.50)	.24	6.38	(1.57)
Total from investment operations	1.33	2.83	(1.20)	.65	6.55	(1.33)
Distributions from net investment income	-	(.24)	(.28)	(.41)	(.18)	(.24)
Distributions from net realized gain	(.07)	(.01)	(1.19)	(1.38)	(.85)	(.90)
Total distributions	(.07)	(.24) C	(1.48) C	(1.79)	(1.04) C	(1.14)
Net asset value, end of period	$17.67	$16.41	$13.82	$16.50	$17.64	$12.13
Total Return D,E	8.14%	20.62%	(6.90)%	3.31%	56.14%	(10.24)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H	.44%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.44 % H	.44%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.44% H	.44%	.49%	.49%	.49%	.49%
Net investment income (loss)	.30% H	1.70%	2.22%	2.32%	1.12%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$514,208	$349,244	$227,592	$200,666	$140,291	$57,216
Portfolio turnover rate I	14 % H,J	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.48	$13.87	$16.54	$17.69	$12.17	$14.62
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.27	.37	.13	.21
Net realized and unrealized gain (loss)	1.31	2.59	(1.51)	.23	6.39	(1.57)
Total from investment operations	1.31	2.80	(1.24)	.60	6.52	(1.36)
Distributions from net investment income	-	(.18)	(.25)	(.37)	(.14)	(.20)
Distributions from net realized gain	(.07)	(.01)	(1.18)	(1.38)	(.85)	(.89)
Total distributions	(.07)	(.19)	(1.43)	(1.75)	(1.00) D	(1.09)
Net asset value, end of period	$17.72	$16.48	$13.87	$16.54	$17.69	$12.17
Total Return E,F	7.98%	20.25%	(7.15)%	3.03%	55.69%	(10.35)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.74%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.73 % I	.74%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.73% I	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	.02% I	1.40%	1.97%	2.07%	.86%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$308,619	$656,311	$801,257	$1,000,722	$1,045,866	$705,362
Portfolio turnover rate J	14 % I,K	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2040 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.24	$13.70	$16.38	$17.54	$12.08	$14.56
Income from Investment Operations
Net investment income (loss) A,B	.01	.22	.28	.38	.15	.22
Net realized and unrealized gain (loss)	1.29	2.56	(1.50)	.24	6.33	(1.55)
Total from investment operations	1.30	2.78	(1.22)	.62	6.48	(1.33)
Distributions from net investment income	-	(.23)	(.27)	(.40)	(.17)	(.23)
Distributions from net realized gain	(.07)	(.01)	(1.19)	(1.38)	(.85)	(.91)
Total distributions	(.07)	(.24)	(1.46)	(1.78)	(1.02)	(1.15) C
Net asset value, end of period	$17.47	$16.24	$13.70	$16.38	$17.54	$12.08
Total Return D,E	8.04%	20.40%	(7.05)%	3.14%	55.80%	(10.31)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.64%	.64%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.63 % H	.64%	.64%	.64%	.64%	.65%
Expenses net of all reductions	.63% H	.64%	.64%	.64%	.64%	.65%
Net investment income (loss)	.11% H	1.50%	2.07%	2.17%	.97%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$566,292	$356,351	$109,386	$80,498	$43,822	$20,000
Portfolio turnover rate I	14 % H,J	18%	22%	26%	25%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $3,473,151)	3,490,000	3,473,887

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,138,573	161,794,825
Fidelity Advisor Series Growth Opportunities Fund (c)	6,849,647	114,115,123
Fidelity Advisor Series Small Cap Fund (c)	3,685,351	52,147,720
Fidelity Series All-Sector Equity Fund (c)	4,803,901	62,162,480
Fidelity Series Commodity Strategy Fund (c)	47,126	4,165,930
Fidelity Series Large Cap Stock Fund (c)	9,411,837	215,813,425
Fidelity Series Large Cap Value Index Fund (c)	1,230,129	21,084,416
Fidelity Series Opportunistic Insights Fund (c)	5,298,493	131,614,578
Fidelity Series Small Cap Core Fund (c)	392,974	4,888,598
Fidelity Series Small Cap Opportunities Fund (c)	4,556,698	69,216,246
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,238,657	124,156,564
Fidelity Series Value Discovery Fund (c)	7,579,705	126,429,483
TOTAL DOMESTIC EQUITY FUNDS (Cost $700,890,825)		1,087,589,388

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,663,078	60,367,523
Fidelity Series Emerging Markets Fund (c)	5,763,117	55,498,812
Fidelity Series Emerging Markets Opportunities Fund (c)	11,048,313	221,739,637
Fidelity Series International Growth Fund (c)	8,497,662	163,664,962
Fidelity Series International Small Cap Fund (c)	1,610,457	30,212,169
Fidelity Series International Value Fund (c)	12,116,425	163,814,068
Fidelity Series Overseas Fund (c)	10,940,775	163,783,395
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $627,818,424)		859,080,566

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,446,319	14,231,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	124,238	990,176
Fidelity Series Emerging Markets Debt Fund (c)	1,257,401	10,272,969
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	344,393	3,316,502
Fidelity Series Floating Rate High Income Fund (c)	211,776	1,899,628
Fidelity Series High Income Fund (c)	1,207,023	10,537,310
Fidelity Series International Credit Fund (c)	88,046	746,631
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,515,586	85,206,487
Fidelity Series Real Estate Income Fund (c)	195,775	1,977,330
TOTAL BOND FUNDS (Cost $151,754,027)		129,178,810

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,952,452	3,953,243
Fidelity Series Government Money Market Fund 5.03% (c)(e)	1,735,456	1,735,456
TOTAL SHORT-TERM FUNDS (Cost $5,688,699)		5,688,699

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,489,625,126)	2,085,011,350
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,088,920)
NET ASSETS - 100.0%	2,082,922,430

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	140	Dec 2024	8,208,900	525,849	525,849
ICE MSCI EAFE Index Contracts (United States)	50	Dec 2024	6,219,500	88,908	88,908

TOTAL EQUITY INDEX CONTRACTS					614,757

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	647	Dec 2024	73,939,969	(110,162)	(110,162)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	363	Dec 2024	39,887,461	13,911	13,911
CBOT Long Term U.S. Treasury Bond Contracts (United States)	100	Dec 2024	12,418,750	(110,672)	(110,672)

TOTAL TREASURY CONTRACTS					(206,923)

TOTAL PURCHASED					407,834

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	77	Dec 2024	22,384,863	(396,413)	(396,413)

TOTAL FUTURES CONTRACTS					11,421
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,473,887.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	2,064,823	25,405,687	23,517,234	83,995	(33)	-	3,953,243	0.0%
Total	2,064,823	25,405,687	23,517,234	83,995	(33)	-	3,953,243

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	155,715,310	9,153,938	18,444,925	-	2,188,798	13,181,704	161,794,825
Fidelity Advisor Series Growth Opportunities Fund	109,748,161	9,171,716	18,181,326	-	2,114,845	11,261,727	114,115,123
Fidelity Advisor Series Small Cap Fund	53,654,620	1,540,674	7,141,559	-	1,117,812	2,976,173	52,147,720
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	953,957	13,510,891	421,852	8,693	541	188,240	14,231,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	990,271	30,377	76,988	10,570	(9,898)	56,414	990,176
Fidelity Series All-Sector Equity Fund	51,546,174	9,762,544	3,902,845	-	368,942	4,387,665	62,162,480
Fidelity Series Canada Fund	56,691,036	4,311,795	4,815,970	-	477,852	3,702,810	60,367,523
Fidelity Series Commodity Strategy Fund	13,424,469	4,393,868	13,075,781	388,365	(7,437,502)	6,860,876	4,165,930
Fidelity Series Emerging Markets Debt Fund	10,251,083	465,766	836,645	247,094	1,593	391,172	10,272,969
Fidelity Series Emerging Markets Debt Local Currency Fund	3,263,831	55,460	224,621	-	(8,900)	230,732	3,316,502
Fidelity Series Emerging Markets Fund	53,342,213	1,641,524	4,482,686	-	245,984	4,751,777	55,498,812
Fidelity Series Emerging Markets Opportunities Fund	215,364,605	6,331,063	25,173,722	-	1,468,752	23,748,939	221,739,637
Fidelity Series Floating Rate High Income Fund	1,942,833	127,917	153,894	88,302	1,023	(18,251)	1,899,628
Fidelity Series Government Money Market Fund 5.03%	29,135	1,807,877	101,556	15,149	-	-	1,735,456
Fidelity Series High Income Fund	10,471,045	541,265	799,839	326,241	(101)	324,940	10,537,310
Fidelity Series International Credit Fund	715,661	16,120	13,266	16,119	744	27,372	746,631
Fidelity Series International Developed Markets Bond Index Fund	-	230,488	231,280	-	792	-	-
Fidelity Series International Growth Fund	161,159,363	10,271,155	13,208,611	-	1,770,835	3,672,220	163,664,962
Fidelity Series International Small Cap Fund	30,160,398	589,997	2,573,748	-	485,613	1,549,909	30,212,169
Fidelity Series International Value Fund	162,488,728	6,589,776	16,737,385	-	2,235,837	9,237,112	163,814,068
Fidelity Series Investment Grade Bond Fund	-	3,453,801	3,472,140	9,395	18,339	-	-
Fidelity Series Large Cap Stock Fund	209,162,167	31,322,183	21,002,796	10,939,628	(10,536,858)	6,868,729	215,813,425
Fidelity Series Large Cap Value Index Fund	20,577,590	1,597,248	2,519,855	-	223,277	1,206,156	21,084,416
Fidelity Series Long-Term Treasury Bond Index Fund	97,544,507	6,229,931	22,031,501	1,526,566	(7,549,063)	11,012,613	85,206,487
Fidelity Series Opportunistic Insights Fund	123,422,217	9,841,592	14,910,251	-	1,930,355	11,330,665	131,614,578
Fidelity Series Overseas Fund	161,586,341	5,785,674	13,501,767	-	1,774,085	8,139,062	163,783,395
Fidelity Series Real Estate Income Fund	1,948,548	99,185	153,854	59,571	(981)	84,432	1,977,330
Fidelity Series Short-Term Credit Fund	109,076	-	108,523	125	2,459	(3,012)	-
Fidelity Series Small Cap Core Fund	6,284,337	102,382	1,826,000	29,035	130,652	197,227	4,888,598
Fidelity Series Small Cap Opportunities Fund	67,952,477	9,557,370	8,285,826	5,080,518	1,577,145	(1,584,920)	69,216,246
Fidelity Series Stock Selector Large Cap Value Fund	121,814,847	8,967,158	15,381,722	-	1,197,708	7,558,573	124,156,564
Fidelity Series Value Discovery Fund	124,608,618	11,090,872	15,933,633	-	1,083,015	5,580,611	126,429,483
	2,026,923,618	168,591,607	249,726,367	18,745,371	(5,126,305)	136,921,667	2,077,584,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,473,887	-	3,473,887	-

Domestic Equity Funds	1,087,589,388	1,087,589,388	-	-

International Equity Funds	859,080,566	859,080,566	-	-

Bond Funds	129,178,810	129,178,810	-	-

Short-Term Funds	5,688,699	5,688,699	-	-
Total Investments in Securities:	2,085,011,350	2,081,537,463	3,473,887	-
Derivative Instruments: Assets
Futures Contracts	628,668	628,668	-	-
Total Assets	628,668	628,668	-	-
Liabilities
Futures Contracts	(617,247)	(617,247)	-	-
Total Liabilities	(617,247)	(617,247)	-	-
Total Derivative Instruments:	11,421	11,421	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	614,757	(396,413)
Total Equity Risk	614,757	(396,413)
Interest Rate Risk
Futures Contracts (a)	13,911	(220,834)
Total Interest Rate Risk	13,911	(220,834)
Total Value of Derivatives	628,668	(617,247)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,473,151)	$3,473,887
Fidelity Central Funds (cost $3,953,243)	3,953,243
Other affiliated issuers (cost $1,482,198,732)	2,077,584,220

Total Investment in Securities (cost $1,489,625,126)		$2,085,011,350
Receivable for investments sold		15,625,946
Receivable for fund shares sold		25,697,380
Distributions receivable from Fidelity Central Funds		16,121
Total assets		2,126,350,797
Liabilities
Payable for investments purchased	$10,209,229
Payable for fund shares redeemed	31,114,769
Accrued management fee	1,120,863
Distribution and service plan fees payable	258,753
Payable for daily variation margin on futures contracts	724,753
Total liabilities		43,428,367
Net Assets		$2,082,922,430
Net Assets consist of:
Paid in capital		$1,479,957,775
Total accumulated earnings (loss)		602,964,655
Net Assets		$2,082,922,430

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($641,207,767 ÷ 45,955,196 shares)(a)		$13.95
Maximum offering price per share (100/94.25 of $13.95)		$14.80
Class M :
Net Asset Value and redemption price per share ($260,518,353 ÷ 18,999,710 shares)(a)		$13.71
Maximum offering price per share (100/96.50 of $13.71)		$14.21
Class C :
Net Asset Value and offering price per share ($27,301,235 ÷ 2,052,701 shares)(a)		$13.30
Class K6 :
Net Asset Value, offering price and redemption price per share ($477,740,432 ÷ 33,736,540 shares)		$14.16
Class I :
Net Asset Value, offering price and redemption price per share ($219,008,354 ÷ 15,464,703 shares)		$14.16
Class Z :
Net Asset Value, offering price and redemption price per share ($457,146,289 ÷ 32,923,088 shares)		$13.89
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,333,764
Interest		87,824
Income from Fidelity Central Funds		83,995
Total income		5,505,583
Expenses
Management fee	$6,842,364
Distribution and service plan fees	1,541,973
Miscellaneous	56
Total expenses before reductions	8,384,393
Expense reductions	(95)
Total expenses after reductions		8,384,298
Net Investment income (loss)		(2,878,715)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	13,596,751
Fidelity Central Funds	(33)
Other affiliated issuers	(5,126,305)
Futures contracts	2,586,268
Capital gain distributions from underlying funds:
Affiliated issuers	13,411,607
Total net realized gain (loss)		24,468,288
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	829
Affiliated issuers	136,921,667
Futures contracts	(587,683)
Total change in net unrealized appreciation (depreciation)		136,334,813
Net gain (loss)		160,803,101
Net increase (decrease) in net assets resulting from operations		$157,924,386
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,878,715)	$21,916,972
Net realized gain (loss)	24,468,288	7,394,737
Change in net unrealized appreciation (depreciation)	136,334,813	329,917,655
Net increase (decrease) in net assets resulting from operations	157,924,386	359,229,364
Distributions to shareholders	(1,539,728)	(27,119,714)

Share transactions - net increase (decrease)	(104,379,596)	2,668,953
Total increase (decrease) in net assets	52,005,062	334,778,603

Net Assets
Beginning of period	2,030,917,368	1,696,138,765
End of period	$2,082,922,430	$2,030,917,368

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$10.83	$12.91	$13.79	$9.43	$11.33
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.12	.18	.25	.07	.13
Net realized and unrealized gain (loss)	1.07	2.13	(1.17)	.18	4.97	(1.22)
Total from investment operations	1.04	2.25	(.99)	.43	5.04	(1.09)
Distributions from net investment income	-	(.13)	(.18)	(.27)	(.10)	(.14)
Distributions from net realized gain	(.01)	(.03)	(.91)	(1.05)	(.59)	(.67)
Total distributions	(.01)	(.16)	(1.09)	(1.31) C	(.68) C	(.81)
Net asset value, end of period	$13.95	$12.92	$10.83	$12.91	$13.79	$9.43
Total Return D,E,F	8.06%	20.93%	(7.29)%	2.77%	55.40%	(10.68)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00 % I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% I	1.07%	1.70%	1.82%	.62%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$641,208	$621,916	$530,585	$604,140	$643,283	$456,849
Portfolio turnover rate J	15 % I,K	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.71	$10.66	$12.73	$13.62	$9.34	$11.22
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.09	.15	.22	.04	.10
Net realized and unrealized gain (loss)	1.06	2.10	(1.15)	.18	4.90	(1.20)
Total from investment operations	1.01	2.19	(1.00)	.40	4.94	(1.10)
Distributions from net investment income	-	(.11)	(.16)	(.24)	(.08)	(.12)
Distributions from net realized gain	(.01)	(.03)	(.90)	(1.05)	(.59)	(.67)
Total distributions	(.01)	(.14)	(1.07) C	(1.29)	(.66) C	(.78) C
Net asset value, end of period	$13.71	$12.71	$10.66	$12.73	$13.62	$9.34
Total Return D,E,F	7.95%	20.67%	(7.56)%	2.54%	54.84%	(10.80)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.82%	1.45%	1.57%	.36%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$260,518	$256,439	$225,283	$250,719	$258,276	$181,179
Portfolio turnover rate J	15 % I,K	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.36	$10.39	$12.44	$13.36	$9.18	$11.07
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.03	.10	.14	(.02)	.05
Net realized and unrealized gain (loss)	1.03	2.04	(1.13)	.17	4.83	(1.20)
Total from investment operations	.95	2.07	(1.03)	.31	4.81	(1.15)
Distributions from net investment income	-	(.07)	(.12)	(.19)	(.04)	(.08)
Distributions from net realized gain	(.01)	(.03)	(.90)	(1.05)	(.59)	(.67)
Total distributions	(.01)	(.10)	(1.02)	(1.23) C	(.63)	(.74) C
Net asset value, end of period	$13.30	$12.36	$10.39	$12.44	$13.36	$9.18
Total Return D,E,F	7.69%	20.04%	(8.00)%	1.96%	54.24%	(11.32)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.75%	1.74% J	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75 % I	1.75%	1.74% J	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% I	1.75%	1.74% J	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% I	.32%	.95%	1.07%	(.14)%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$27,301	$26,934	$24,500	$28,993	$33,637	$22,256
Portfolio turnover rate K	15 % I,L	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.08	$10.94	$13.02	$13.88	$9.48	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.24	.32	.14	.19
Net realized and unrealized gain (loss)	1.08	2.16	(1.18)	.19	4.99	(1.23)
Total from investment operations	1.09	2.35	(.94)	.51	5.13	(1.04)
Distributions from net investment income	-	(.18)	(.23)	(.32)	(.15)	(.19)
Distributions from net realized gain	(.01)	(.03)	(.91)	(1.05)	(.59)	(.69)
Total distributions	(.01)	(.21)	(1.14)	(1.37)	(.73) C	(.87) C
Net asset value, end of period	$14.16	$13.08	$10.94	$13.02	$13.88	$9.48
Total Return D,E	8.34%	21.68%	(6.86)%	3.32%	56.12%	(10.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.45% H	.45%	.49%	.49%	.49%	.49%
Net investment income (loss)	.09% H	1.61%	2.21%	2.33%	1.12%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$477,740	$321,977	$209,539	$171,735	$113,839	$44,798
Portfolio turnover rate I	15 % H,J	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$10.95	$13.04	$13.91	$9.50	$11.41
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.15	.21	.29	.10	.16
Net realized and unrealized gain (loss)	1.08	2.17	(1.18)	.18	5.02	(1.23)
Total from investment operations	1.07	2.32	(.97)	.47	5.12	(1.07)
Distributions from net investment income	-	(.13)	(.20)	(.29)	(.12)	(.16)
Distributions from net realized gain	(.01)	(.03)	(.92)	(1.05)	(.59)	(.68)
Total distributions	(.01)	(.17) C	(1.12)	(1.34)	(.71)	(.84)
Net asset value, end of period	$14.16	$13.10	$10.95	$13.04	$13.91	$9.50
Total Return D,E	8.17%	21.32%	(7.09)%	3.02%	55.77%	(10.46)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% H,I	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% H	1.32%	1.95%	2.07%	.87%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$219,008	$518,540	$622,744	$752,617	$777,429	$522,314
Portfolio turnover rate J	15 % H,K	18%	22%	27%	25%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2045 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.84	$10.76	$12.91	$13.79	$9.43	$11.35
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.22	.30	.12	.17
Net realized and unrealized gain (loss)	1.07	2.13	(1.17)	.18	4.96	(1.22)
Total from investment operations	1.06	2.29	(.95)	.48	5.08	(1.05)
Distributions from net investment income	-	(.18)	(.22)	(.31)	(.14)	(.18)
Distributions from net realized gain	(.01)	(.03)	(.98)	(1.05)	(.59)	(.69)
Total distributions	(.01)	(.21)	(1.20)	(1.36)	(.72) C	(.87)
Net asset value, end of period	$13.89	$12.84	$10.76	$12.91	$13.79	$9.43
Total Return D,E	8.26%	21.48%	(6.96)%	3.12%	55.85%	(10.33)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.65% H,I	.65% H	.64%	.64%	.64%	.65% H
Expenses net of fee waivers, if any	.65 % H,I	.65% H	.64%	.64%	.64%	.65% H
Expenses net of all reductions	.65% H,I	.65% H	.64%	.64%	.64%	.65% H
Net investment income (loss)	(.10)% I	1.42%	2.06%	2.18%	.97%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$457,146	$285,111	$83,488	$65,648	$35,350	$16,800
Portfolio turnover rate J	15 % I,K	18%	22%	27%	25%	30%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $3,065,121)	3,080,000	3,065,775

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,219,552	143,524,696
Fidelity Advisor Series Growth Opportunities Fund (c)	6,075,264	101,213,899
Fidelity Advisor Series Small Cap Fund (c)	3,261,762	46,153,935
Fidelity Series All-Sector Equity Fund (c)	4,263,174	55,165,476
Fidelity Series Commodity Strategy Fund (c)	41,798	3,694,953
Fidelity Series Large Cap Stock Fund (c)	8,349,611	191,456,589
Fidelity Series Large Cap Value Index Fund (c)	1,091,812	18,713,666
Fidelity Series Opportunistic Insights Fund (c)	4,700,685	116,765,017
Fidelity Series Small Cap Core Fund (c)	348,553	4,336,002
Fidelity Series Small Cap Opportunities Fund (c)	4,036,922	61,320,850
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,308,734	110,142,616
Fidelity Series Value Discovery Fund (c)	6,724,229	112,160,140
TOTAL DOMESTIC EQUITY FUNDS (Cost $634,639,599)		964,647,839

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,249,498	53,551,730
Fidelity Series Emerging Markets Fund (c)	5,112,475	49,233,139
Fidelity Series Emerging Markets Opportunities Fund (c)	9,799,736	196,680,700
Fidelity Series International Growth Fund (c)	7,536,990	145,162,431
Fidelity Series International Small Cap Fund (c)	1,428,432	26,797,388
Fidelity Series International Value Fund (c)	10,747,303	145,303,541
Fidelity Series Overseas Fund (c)	9,703,880	145,267,077
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $564,498,814)		761,996,006

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,284,599	12,640,458
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	110,236	878,580
Fidelity Series Emerging Markets Debt Fund (c)	1,116,504	9,121,841
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	305,045	2,937,584
Fidelity Series Floating Rate High Income Fund (c)	187,971	1,686,101
Fidelity Series High Income Fund (c)	1,072,582	9,363,640
Fidelity Series International Credit Fund (c)	68,973	584,893
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,874,546	75,573,587
Fidelity Series Real Estate Income Fund (c)	173,720	1,754,570
TOTAL BOND FUNDS (Cost $133,917,397)		114,541,254

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	3,476,567	3,477,262
Fidelity Series Government Money Market Fund 5.03% (c)(e)	1,557,005	1,557,005
TOTAL SHORT-TERM FUNDS (Cost $5,034,267)		5,034,267

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,341,155,198)	1,849,285,141
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,848,708)
NET ASSETS - 100.0%	1,847,436,433

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	123	Dec 2024	7,212,105	461,979	461,979
ICE MSCI EAFE Index Contracts (United States)	44	Dec 2024	5,473,160	76,016	76,016

TOTAL EQUITY INDEX CONTRACTS					537,995

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	573	Dec 2024	65,483,156	(97,556)	(97,556)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	322	Dec 2024	35,382,266	12,416	12,416
CBOT Long Term U.S. Treasury Bond Contracts (United States)	89	Dec 2024	11,052,688	(98,995)	(98,995)

TOTAL TREASURY CONTRACTS					(184,135)

TOTAL PURCHASED					353,860

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	69	Dec 2024	20,059,163	(353,051)	(353,051)

TOTAL FUTURES CONTRACTS					809
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,065,775.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,781,482	22,509,026	20,813,217	74,076	(29)	-	3,477,262	0.0%
Total	1,781,482	22,509,026	20,813,217	74,076	(29)	-	3,477,262

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	137,019,056	8,920,231	15,983,561	-	2,001,643	11,567,327	143,524,696
Fidelity Advisor Series Growth Opportunities Fund	96,570,615	8,694,336	15,861,772	-	1,732,613	10,078,107	101,213,899
Fidelity Advisor Series Small Cap Fund	47,215,551	1,545,261	6,229,350	-	929,391	2,693,082	46,153,935
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	841,574	11,965,257	333,513	7,685	329	166,811	12,640,458
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	871,438	30,972	64,930	9,321	(5,178)	46,278	878,580
Fidelity Series All-Sector Equity Fund	45,360,066	8,883,756	3,281,045	-	317,036	3,885,663	55,165,476
Fidelity Series Canada Fund	49,886,168	4,139,851	4,173,092	-	492,135	3,206,668	53,551,730
Fidelity Series Commodity Strategy Fund	11,811,964	3,904,749	11,511,914	344,003	(2,318,464)	1,808,618	3,694,953
Fidelity Series Emerging Markets Debt Fund	9,020,630	456,919	703,317	217,920	10,979	336,630	9,121,841
Fidelity Series Emerging Markets Debt Local Currency Fund	2,872,349	60,624	191,120	-	(4,554)	200,285	2,937,584
Fidelity Series Emerging Markets Fund	46,941,697	1,683,935	3,803,651	-	235,989	4,175,169	49,233,139
Fidelity Series Emerging Markets Opportunities Fund	189,506,134	6,432,131	21,526,279	-	150,962	22,117,752	196,680,700
Fidelity Series Floating Rate High Income Fund	1,709,852	121,226	129,797	77,921	2,716	(17,896)	1,686,101
Fidelity Series Government Money Market Fund 5.03%	25,639	1,613,714	82,348	13,543	-	-	1,557,005
Fidelity Series High Income Fund	9,214,584	537,811	676,047	287,882	5,813	281,479	9,363,640
Fidelity Series International Credit Fund	562,433	12,652	12,174	12,652	643	21,339	584,893
Fidelity Series International Developed Markets Bond Index Fund	-	253,743	254,615	-	872	-	-
Fidelity Series International Growth Fund	141,808,207	9,940,688	11,404,841	-	1,775,994	3,042,383	145,162,431
Fidelity Series International Small Cap Fund	26,547,808	644,252	2,193,887	-	401,467	1,397,748	26,797,388
Fidelity Series International Value Fund	142,974,739	6,476,666	14,270,441	-	2,021,138	8,101,439	145,303,541
Fidelity Series Investment Grade Bond Fund	-	3,022,973	3,038,979	8,250	16,006	-	-
Fidelity Series Large Cap Stock Fund	184,043,287	30,415,232	17,851,307	9,639,185	(11,117,142)	5,966,519	191,456,589
Fidelity Series Large Cap Value Index Fund	18,107,751	1,503,232	2,162,748	-	198,009	1,067,422	18,713,666
Fidelity Series Long-Term Treasury Bond Index Fund	85,828,804	5,970,519	19,285,395	1,346,711	(6,418,083)	9,477,742	75,573,587
Fidelity Series Opportunistic Insights Fund	108,603,808	9,432,969	12,982,420	-	1,785,942	9,924,718	116,765,017
Fidelity Series Overseas Fund	142,183,395	5,748,139	11,425,396	-	1,613,313	7,147,626	145,267,077
Fidelity Series Real Estate Income Fund	1,714,754	95,969	129,739	52,666	143	73,443	1,754,570
Fidelity Series Short-Term Credit Fund	118,930	-	118,327	137	2,589	(3,192)	-
Fidelity Series Small Cap Core Fund	5,514,896	117,799	1,585,838	25,484	114,491	174,654	4,336,002
Fidelity Series Small Cap Opportunities Fund	59,796,550	8,755,679	7,221,526	4,499,559	1,492,499	(1,502,352)	61,320,850
Fidelity Series Stock Selector Large Cap Value Fund	107,185,901	8,613,578	13,407,766	-	1,171,241	6,579,662	110,142,616
Fidelity Series Value Discovery Fund	109,648,060	10,502,740	13,893,084	-	1,011,168	4,891,256	112,160,140
	1,783,506,640	160,497,603	215,790,219	16,542,919	(2,378,300)	116,906,380	1,842,742,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,065,775	-	3,065,775	-

Domestic Equity Funds	964,647,839	964,647,839	-	-

International Equity Funds	761,996,006	761,996,006	-	-

Bond Funds	114,541,254	114,541,254	-	-

Short-Term Funds	5,034,267	5,034,267	-	-
Total Investments in Securities:	1,849,285,141	1,846,219,366	3,065,775	-
Derivative Instruments: Assets
Futures Contracts	550,411	550,411	-	-
Total Assets	550,411	550,411	-	-
Liabilities
Futures Contracts	(549,602)	(549,602)	-	-
Total Liabilities	(549,602)	(549,602)	-	-
Total Derivative Instruments:	809	809	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	537,995	(353,051)
Total Equity Risk	537,995	(353,051)
Interest Rate Risk
Futures Contracts (a)	12,416	(196,551)
Total Interest Rate Risk	12,416	(196,551)
Total Value of Derivatives	550,411	(549,602)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,065,121)	$3,065,775
Fidelity Central Funds (cost $3,477,262)	3,477,262
Other affiliated issuers (cost $1,334,612,815)	1,842,742,104

Total Investment in Securities (cost $1,341,155,198)		$1,849,285,141
Receivable for investments sold		13,313,421
Receivable for fund shares sold		37,681,213
Distributions receivable from Fidelity Central Funds		14,204
Total assets		1,900,293,979
Liabilities
Payable for investments purchased	$9,255,395
Payable for fund shares redeemed	41,740,264
Accrued management fee	994,297
Distribution and service plan fees payable	226,911
Payable for daily variation margin on futures contracts	640,679
Total liabilities		52,857,546
Net Assets		$1,847,436,433
Net Assets consist of:
Paid in capital		$1,328,872,323
Total accumulated earnings (loss)		518,564,110
Net Assets		$1,847,436,433

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($565,413,958 ÷ 40,350,399 shares)(a)		$14.01
Maximum offering price per share (100/94.25 of $14.01)		$14.86
Class M :
Net Asset Value and redemption price per share ($214,905,151 ÷ 15,535,312 shares)(a)		$13.83
Maximum offering price per share (100/96.50 of $13.83)		$14.33
Class C :
Net Asset Value and offering price per share ($29,576,459 ÷ 2,202,118 shares)(a)		$13.43
Class K6 :
Net Asset Value, offering price and redemption price per share ($423,695,060 ÷ 29,852,264 shares)		$14.19
Class I :
Net Asset Value, offering price and redemption price per share ($201,061,800 ÷ 14,140,114 shares)		$14.22
Class Z :
Net Asset Value, offering price and redemption price per share ($412,784,005 ÷ 29,402,605 shares)		$14.04
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,706,924
Interest		77,612
Income from Fidelity Central Funds		74,076
Total income		4,858,612
Expenses
Management fee	$6,041,124
Distribution and service plan fees	1,345,252
Total expenses before reductions	7,386,376
Expense reductions	(93)
Total expenses after reductions		7,386,283
Net Investment income (loss)		(2,527,671)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	13,946,334
Fidelity Central Funds	(29)
Other affiliated issuers	(2,378,300)
Futures contracts	2,282,309
Capital gain distributions from underlying funds:
Affiliated issuers	11,835,995
Total net realized gain (loss)		25,686,309
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	738
Affiliated issuers	116,906,380
Futures contracts	(526,611)
Total change in net unrealized appreciation (depreciation)		116,380,507
Net gain (loss)		142,066,816
Net increase (decrease) in net assets resulting from operations		$139,539,145
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,527,671)	$19,328,720
Net realized gain (loss)	25,686,309	6,746,030
Change in net unrealized appreciation (depreciation)	116,380,507	289,402,574
Net increase (decrease) in net assets resulting from operations	139,539,145	315,477,324
Distributions to shareholders	(405,046)	(22,464,331)

Share transactions - net increase (decrease)	(78,720,542)	15,521,404
Total increase (decrease) in net assets	60,413,557	308,534,397

Net Assets
Beginning of period	1,787,022,876	1,478,488,479
End of period	$1,847,436,433	$1,787,022,876

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$10.86	$12.92	$13.78	$9.43	$11.31
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.12	.18	.25	.07	.13
Net realized and unrealized gain (loss)	1.07	2.14	(1.16)	.18	4.96	(1.21)
Total from investment operations	1.04	2.26	(.98)	.43	5.03	(1.08)
Distributions from net investment income	-	(.13)	(.18)	(.27)	(.10)	(.14)
Distributions from net realized gain	- C	(.02)	(.90)	(1.02)	(.58)	(.66)
Total distributions	- C	(.15)	(1.08)	(1.29)	(.68)	(.80)
Net asset value, end of period	$14.01	$12.97	$10.86	$12.92	$13.78	$9.43
Total Return D,E,F	8.04%	20.94%	(7.27)%	2.76%	55.26%	(10.58)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00 % I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% I	1.07%	1.72%	1.83%	.62%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$565,414	$542,389	$461,666	$500,298	$516,427	$358,407
Portfolio turnover rate J	16 % I,K	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.82	$10.74	$12.79	$13.66	$9.36	$11.24
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.09	.15	.22	.04	.11
Net realized and unrealized gain (loss)	1.06	2.12	(1.15)	.18	4.92	(1.22)
Total from investment operations	1.01	2.21	(1.00)	.40	4.96	(1.11)
Distributions from net investment income	-	(.11)	(.16)	(.24)	(.08)	(.11)
Distributions from net realized gain	- C	(.02)	(.89)	(1.02)	(.58)	(.65)
Total distributions	- C	(.13)	(1.05)	(1.27) D	(.66)	(.77) D
Net asset value, end of period	$13.83	$12.82	$10.74	$12.79	$13.66	$9.36
Total Return E,F,G	7.90%	20.67%	(7.50)%	2.51%	54.91%	(10.88)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.25% J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25 % J	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% J	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% J	.82%	1.47%	1.58%	.37%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$214,905	$203,975	$184,687	$201,272	$205,281	$143,526
Portfolio turnover rate K	16 % J,L	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.48	$10.48	$12.52	$13.41	$9.22	$11.10
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.04	.10	.15	(.01)	.05
Net realized and unrealized gain (loss)	1.03	2.05	(1.13)	.17	4.82	(1.20)
Total from investment operations	.95	2.09	(1.03)	.32	4.81	(1.15)
Distributions from net investment income	-	(.07)	(.12)	(.19)	(.04)	(.07)
Distributions from net realized gain	- C	(.02)	(.89)	(1.02)	(.58)	(.65)
Total distributions	- C	(.09)	(1.01)	(1.21)	(.62)	(.73) D
Net asset value, end of period	$13.43	$12.48	$10.48	$12.52	$13.41	$9.22
Total Return E,F,G	7.64%	20.06%	(7.95)%	2.01%	54.09%	(11.32)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.75% J	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75 % J	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% J	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% J	.32%	.96%	1.08%	(.13)%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$29,576	$29,090	$25,587	$29,875	$33,105	$21,457
Portfolio turnover rate K	16 % J,L	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.10	$10.95	$13.03	$13.87	$9.48	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.01	.19	.24	.33	.14	.19
Net realized and unrealized gain (loss)	1.08	2.16	(1.18)	.18	4.98	(1.22)
Total from investment operations	1.09	2.35	(.94)	.51	5.12	(1.03)
Distributions from net investment income	-	(.18)	(.22)	(.33)	(.15)	(.18)
Distributions from net realized gain	- C	(.02)	(.91)	(1.02)	(.58)	(.68)
Total distributions	- C	(.20)	(1.14) D	(1.35)	(.73)	(.86)
Net asset value, end of period	$14.19	$13.10	$10.95	$13.03	$13.87	$9.48
Total Return E,F	8.35%	21.65%	(6.84)%	3.30%	56.00%	(10.14)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % I	.45%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.45% I	.45%	.49%	.49%	.49%	.49%
Net investment income (loss)	.09% I	1.62%	2.22%	2.33%	1.13%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$423,695	$292,908	$186,355	$146,454	$99,092	$33,835
Portfolio turnover rate J	16 % I,K	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.14	$10.98	$13.05	$13.90	$9.50	$11.39
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.15	.21	.29	.11	.16
Net realized and unrealized gain (loss)	1.09	2.17	(1.18)	.18	4.99	(1.22)
Total from investment operations	1.08	2.32	(.97)	.47	5.10	(1.06)
Distributions from net investment income	-	(.14)	(.20)	(.30)	(.12)	(.16)
Distributions from net realized gain	- C	(.02)	(.90)	(1.02)	(.58)	(.67)
Total distributions	- C	(.16)	(1.10)	(1.32)	(.70)	(.83)
Net asset value, end of period	$14.22	$13.14	$10.98	$13.05	$13.90	$9.50
Total Return D,E	8.24%	21.27%	(7.07)%	3.01%	55.65%	(10.37)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% H,I	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% H	1.32%	1.97%	2.08%	.87%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$201,062	$486,408	$552,808	$662,945	$675,617	$436,294
Portfolio turnover rate J	16 % H,K	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2050 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$10.87	$12.94	$13.80	$9.43	$11.34
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.22	.30	.12	.17
Net realized and unrealized gain (loss)	1.08	2.14	(1.17)	.18	4.97	(1.22)
Total from investment operations	1.07	2.30	(.95)	.48	5.09	(1.05)
Distributions from net investment income	-	(.18)	(.21)	(.32)	(.14)	(.18)
Distributions from net realized gain	- C	(.02)	(.91)	(1.02)	(.58)	(.68)
Total distributions	- C	(.20)	(1.12)	(1.34)	(.72)	(.86)
Net asset value, end of period	$14.04	$12.97	$10.87	$12.94	$13.80	$9.43
Total Return D,E	8.27%	21.34%	(6.93)%	3.10%	55.96%	(10.33)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H,I	.65% I	.64%	.64%	.64%	.65% I
Expenses net of fee waivers, if any	.65 % H,I	.65% I	.64%	.64%	.64%	.65% I
Expenses net of all reductions	.65% H,I	.65% I	.64%	.64%	.64%	.65% I
Net investment income (loss)	(.10)% H	1.42%	2.07%	2.18%	.98%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$412,784	$232,253	$67,385	$49,713	$26,670	$11,414
Portfolio turnover rate J	16 % H,K	17%	21%	26%	24%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.31% 10/3/24 to 12/26/24 (b) (Cost $2,109,586)	2,120,000	2,110,029

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	4,968,180	98,767,420
Fidelity Advisor Series Growth Opportunities Fund (c)	4,180,278	69,643,437
Fidelity Advisor Series Small Cap Fund (c)	2,237,967	31,667,233
Fidelity Series All-Sector Equity Fund (c)	2,934,748	37,975,640
Fidelity Series Commodity Strategy Fund (c)	28,760	2,542,356
Fidelity Series Large Cap Stock Fund (c)	5,746,565	131,768,739
Fidelity Series Large Cap Value Index Fund (c)	752,189	12,892,522
Fidelity Series Opportunistic Insights Fund (c)	3,235,168	80,361,567
Fidelity Series Small Cap Core Fund (c)	239,857	2,983,825
Fidelity Series Small Cap Opportunities Fund (c)	2,774,685	42,147,458
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,030,602	75,811,178
Fidelity Series Value Discovery Fund (c)	4,628,280	77,199,715
TOTAL DOMESTIC EQUITY FUNDS (Cost $476,529,413)		663,761,090

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,236,651	36,860,012
Fidelity Series Emerging Markets Fund (c)	3,519,001	33,887,980
Fidelity Series Emerging Markets Opportunities Fund (c)	6,743,494	135,341,920
Fidelity Series International Growth Fund (c)	5,185,940	99,881,211
Fidelity Series International Small Cap Fund (c)	982,894	18,439,090
Fidelity Series International Value Fund (c)	7,395,813	99,991,396
Fidelity Series Overseas Fund (c)	6,676,883	99,952,946
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $410,091,910)		524,354,555

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	886,507	8,723,232
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	75,920	605,083
Fidelity Series Emerging Markets Debt Fund (c)	769,456	6,286,453
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	209,564	2,018,098
Fidelity Series Floating Rate High Income Fund (c)	129,485	1,161,480
Fidelity Series High Income Fund (c)	740,963	6,468,604
Fidelity Series International Credit Fund (c)	31,080	263,557
Fidelity Series Long-Term Treasury Bond Index Fund (c)	8,858,600	51,999,981
Fidelity Series Real Estate Income Fund (c)	119,625	1,208,209
TOTAL BOND FUNDS (Cost $90,913,972)		78,734,697

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	2,361,453	2,361,926
Fidelity Series Government Money Market Fund 5.03% (c)(e)	1,097,210	1,097,210
TOTAL SHORT-TERM FUNDS (Cost $3,459,136)		3,459,136

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $983,104,017)	1,272,419,507
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,244,578)
NET ASSETS - 100.0%	1,271,174,929

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	84	Dec 2024	4,925,340	315,487	315,487
ICE MSCI EAFE Index Contracts (United States)	30	Dec 2024	3,731,700	51,194	51,194

TOTAL EQUITY INDEX CONTRACTS					366,681

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	394	Dec 2024	45,026,813	(66,664)	(66,664)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	221	Dec 2024	24,284,102	8,878	8,878
CBOT Long Term U.S. Treasury Bond Contracts (United States)	61	Dec 2024	7,575,438	(67,409)	(67,409)

TOTAL TREASURY CONTRACTS					(125,195)

TOTAL PURCHASED					241,486

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Dec 2024	13,663,488	(241,563)	(241,563)

TOTAL FUTURES CONTRACTS					(77)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,110,029.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	1,219,068	15,719,983	14,577,105	50,664	(20)	-	2,361,926	0.0%
Total	1,219,068	15,719,983	14,577,105	50,664	(20)	-	2,361,926

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	94,253,667	7,054,353	11,749,256	-	1,854,878	7,353,778	98,767,420
Fidelity Advisor Series Growth Opportunities Fund	66,430,601	6,624,812	11,439,619	-	1,335,902	6,691,741	69,643,437
Fidelity Advisor Series Small Cap Fund	32,480,308	1,192,021	4,450,958	-	660,738	1,785,124	31,667,233
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	576,860	8,252,159	220,771	5,232	206	114,778	8,723,232
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	599,706	26,216	48,863	6,370	(1,668)	29,692	605,083
Fidelity Series All-Sector Equity Fund	31,203,848	6,489,958	2,574,764	-	235,014	2,621,584	37,975,640
Fidelity Series Canada Fund	34,313,996	3,235,997	3,215,120	-	557,143	1,967,996	36,860,012
Fidelity Series Commodity Strategy Fund	8,126,796	2,751,662	7,988,452	236,310	(4,319,980)	3,972,330	2,542,356
Fidelity Series Emerging Markets Debt Fund	6,205,959	368,329	525,140	149,115	11,405	225,900	6,286,453
Fidelity Series Emerging Markets Debt Local Currency Fund	1,976,025	55,572	147,060	-	13	133,548	2,018,098
Fidelity Series Emerging Markets Fund	32,287,911	1,474,548	2,881,396	-	140,990	2,865,927	33,887,980
Fidelity Series Emerging Markets Opportunities Fund	130,354,500	5,584,633	15,793,621	-	252,118	14,944,290	135,341,920
Fidelity Series Floating Rate High Income Fund	1,176,518	93,051	97,665	53,357	3,824	(14,248)	1,161,480
Fidelity Series Government Money Market Fund 5.03%	17,655	1,135,979	56,424	9,332	-	-	1,097,210
Fidelity Series High Income Fund	6,339,583	445,860	512,564	197,101	14,323	181,402	6,468,604
Fidelity Series International Credit Fund	256,877	5,751	8,900	5,750	390	9,439	263,557
Fidelity Series International Developed Markets Bond Index Fund	-	271,535	272,468	-	933	-	-
Fidelity Series International Growth Fund	97,544,298	7,833,226	8,732,011	-	1,428,497	1,807,201	99,881,211
Fidelity Series International Small Cap Fund	18,287,948	590,338	1,660,729	-	227,409	994,124	18,439,090
Fidelity Series International Value Fund	98,348,567	5,331,125	10,565,639	-	1,560,215	5,317,128	99,991,396
Fidelity Series Investment Grade Bond Fund	-	2,035,570	2,046,243	5,598	10,673	-	-
Fidelity Series Large Cap Stock Fund	126,598,707	26,100,689	13,170,844	6,609,500	(11,551,387)	3,791,574	131,768,739
Fidelity Series Large Cap Value Index Fund	12,456,807	1,152,309	1,577,651	-	190,868	670,189	12,892,522
Fidelity Series Long-Term Treasury Bond Index Fund	59,039,425	4,521,949	13,634,778	921,815	(4,055,460)	6,128,845	51,999,981
Fidelity Series Opportunistic Insights Fund	74,707,481	7,269,971	9,583,492	-	1,601,937	6,365,670	80,361,567
Fidelity Series Overseas Fund	97,803,390	4,760,636	8,544,132	-	1,394,726	4,538,326	99,952,946
Fidelity Series Real Estate Income Fund	1,179,803	75,777	97,586	36,083	3,152	47,063	1,208,209
Fidelity Series Short-Term Credit Fund	195,133	-	194,143	224	4,686	(5,676)	-
Fidelity Series Small Cap Core Fund	3,776,392	125,640	1,114,340	17,387	81,405	114,728	2,983,825
Fidelity Series Small Cap Opportunities Fund	41,134,458	6,281,892	5,209,789	3,090,669	616,332	(675,435)	42,147,458
Fidelity Series Stock Selector Large Cap Value Fund	73,730,538	6,560,271	9,754,524	-	1,088,840	4,186,053	75,811,178
Fidelity Series Value Discovery Fund	75,426,058	7,864,650	10,108,773	-	1,006,076	3,011,704	77,199,715
	1,226,829,815	125,566,479	157,977,715	11,343,843	(5,645,802)	79,174,775	1,267,947,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,110,029	-	2,110,029	-

Domestic Equity Funds	663,761,090	663,761,090	-	-

International Equity Funds	524,354,555	524,354,555	-	-

Bond Funds	78,734,697	78,734,697	-	-

Short-Term Funds	3,459,136	3,459,136	-	-
Total Investments in Securities:	1,272,419,507	1,270,309,478	2,110,029	-
Derivative Instruments: Assets
Futures Contracts	375,559	375,559	-	-
Total Assets	375,559	375,559	-	-
Liabilities
Futures Contracts	(375,636)	(375,636)	-	-
Total Liabilities	(375,636)	(375,636)	-	-
Total Derivative Instruments:	(77)	(77)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	366,681	(241,563)
Total Equity Risk	366,681	(241,563)
Interest Rate Risk
Futures Contracts (a)	8,878	(134,073)
Total Interest Rate Risk	8,878	(134,073)
Total Value of Derivatives	375,559	(375,636)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,109,586)	$2,110,029
Fidelity Central Funds (cost $2,361,926)	2,361,926
Other affiliated issuers (cost $978,632,505)	1,267,947,552

Total Investment in Securities (cost $983,104,017)		$1,272,419,507
Receivable for investments sold		8,655,649
Receivable for fund shares sold		41,838,335
Distributions receivable from Fidelity Central Funds		9,674
Total assets		1,322,923,165
Liabilities
Payable for investments purchased	$6,550,491
Payable for fund shares redeemed	43,943,362
Accrued management fee	673,669
Distribution and service plan fees payable	141,539
Payable for daily variation margin on futures contracts	439,175
Total liabilities		51,748,236
Net Assets		$1,271,174,929
Net Assets consist of:
Paid in capital		$976,520,034
Total accumulated earnings (loss)		294,654,895
Net Assets		$1,271,174,929

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($351,557,343 ÷ 22,434,046 shares)(a)		$15.67
Maximum offering price per share (100/94.25 of $15.67)		$16.63
Class M :
Net Asset Value and redemption price per share ($134,030,780 ÷ 8,668,544 shares)(a)		$15.46
Maximum offering price per share (100/96.50 of $15.46)		$16.02
Class C :
Net Asset Value and offering price per share ($18,730,609 ÷ 1,236,167 shares)(a)		$15.15
Class K6 :
Net Asset Value, offering price and redemption price per share ($331,479,457 ÷ 20,961,678 shares)		$15.81
Class I :
Net Asset Value, offering price and redemption price per share ($134,526,821 ÷ 8,494,912 shares)		$15.84
Class Z :
Net Asset Value, offering price and redemption price per share ($300,849,919 ÷ 19,255,969 shares)		$15.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,223,657
Interest		54,002
Income from Fidelity Central Funds		50,664
Total income		3,328,323
Expenses
Management fee	$4,088,532
Distribution and service plan fees	837,049
Total expenses before reductions	4,925,581
Expense reductions	(146)
Total expenses after reductions		4,925,435
Net Investment income (loss)		(1,597,112)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	13,708,672
Fidelity Central Funds	(20)
Other affiliated issuers	(5,645,802)
Futures contracts	1,541,139
Capital gain distributions from underlying funds:
Affiliated issuers	8,120,186
Total net realized gain (loss)		17,724,175
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	499
Affiliated issuers	79,174,775
Futures contracts	(360,072)
Total change in net unrealized appreciation (depreciation)		78,815,202
Net gain (loss)		96,539,377
Net increase (decrease) in net assets resulting from operations		$94,942,265
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,597,112)	$13,358,328
Net realized gain (loss)	17,724,175	8,499,990
Change in net unrealized appreciation (depreciation)	78,815,202	191,982,168
Net increase (decrease) in net assets resulting from operations	94,942,265	213,840,486
Distributions to shareholders	(2,057,794)	(18,868,324)

Share transactions - net increase (decrease)	(51,010,847)	76,429,499
Total increase (decrease) in net assets	41,873,624	271,401,661

Net Assets
Beginning of period	1,229,301,305	957,899,644
End of period	$1,271,174,929	$1,229,301,305

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.53	$12.20	$14.52	$15.45	$10.53	$12.58
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.14	.21	.29	.08	.15
Net realized and unrealized gain (loss)	1.20	2.40	(1.32)	.19	5.55	(1.36)
Total from investment operations	1.17	2.54	(1.11)	.48	5.63	(1.21)
Distributions from net investment income	-	(.14)	(.21)	(.30)	(.11)	(.15)
Distributions from net realized gain	(.03)	(.07)	(1.00)	(1.12)	(.59)	(.69)
Total distributions	(.03)	(.21)	(1.21)	(1.41) C	(.71) C	(.84)
Net asset value, end of period	$15.67	$14.53	$12.20	$14.52	$15.45	$10.53
Total Return D,E,F	8.03%	21.03%	(7.32)%	2.75%	55.31%	(10.57)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00 % I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% I	1.09%	1.73%	1.83%	.63%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$351,557	$330,684	$271,691	$286,778	$299,927	$196,016
Portfolio turnover rate J	18 % I,K	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.35	$12.07	$14.38	$15.32	$10.46	$12.51
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.11	.18	.24	.05	.12
Net realized and unrealized gain (loss)	1.19	2.36	(1.31)	.20	5.50	(1.36)
Total from investment operations	1.14	2.47	(1.13)	.44	5.55	(1.24)
Distributions from net investment income	-	(.12)	(.19)	(.27)	(.09)	(.13)
Distributions from net realized gain	(.03)	(.07)	(1.00)	(1.12)	(.59)	(.68)
Total distributions	(.03)	(.19)	(1.18) C	(1.38) C	(.69) C	(.81)
Net asset value, end of period	$15.46	$14.35	$12.07	$14.38	$15.32	$10.46
Total Return D,E,F	7.92%	20.64%	(7.52)%	2.52%	54.88%	(10.83)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.84%	1.48%	1.58%	.38%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$134,031	$130,151	$111,886	$117,059	$115,869	$74,904
Portfolio turnover rate J	18 % I,K	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.10	$11.88	$14.20	$15.16	$10.38	$12.44
Income from Investment Operations
Net investment income (loss) A,B	(.09)	.04	.11	.17	(.02)	.06
Net realized and unrealized gain (loss)	1.17	2.33	(1.29)	.19	5.44	(1.36)
Total from investment operations	1.08	2.37	(1.18)	.36	5.42	(1.30)
Distributions from net investment income	-	(.08)	(.15)	(.21)	(.05)	(.09)
Distributions from net realized gain	(.03)	(.07)	(1.00)	(1.12)	(.59)	(.68)
Total distributions	(.03)	(.15)	(1.14) C	(1.32) C	(.64)	(.76) C
Net asset value, end of period	$15.15	$14.10	$11.88	$14.20	$15.16	$10.38
Total Return D,E,F	7.64%	20.10%	(8.01)%	2.03%	54.07%	(11.29)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75 % I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% I	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% I	.34%	.98%	1.08%	(.12)%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$18,731	$18,410	$15,374	$15,942	$16,677	$9,928
Portfolio turnover rate J	18 % I,K	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$12.27	$14.60	$15.51	$10.55	$12.62
Income from Investment Operations
Net investment income (loss) A,B	.01	.21	.27	.36	.15	.22
Net realized and unrealized gain (loss)	1.21	2.41	(1.32)	.21	5.57	(1.38)
Total from investment operations	1.22	2.62	(1.05)	.57	5.72	(1.16)
Distributions from net investment income	-	(.20)	(.25)	(.36)	(.17)	(.21)
Distributions from net realized gain	(.03)	(.07)	(1.02)	(1.12)	(.59)	(.71)
Total distributions	(.03)	(.27)	(1.28) C	(1.48)	(.76)	(.91) C
Net asset value, end of period	$15.81	$14.62	$12.27	$14.60	$15.51	$10.55
Total Return D,E	8.32%	21.59%	(6.81)%	3.30%	56.14%	(10.22)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45 % H	.45%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.45% H	.45%	.49%	.49%	.49%	.49%
Net investment income (loss)	.10% H	1.63%	2.23%	2.34%	1.14%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$331,479	$241,748	$144,024	$104,160	$61,302	$23,906
Portfolio turnover rate I	18 % H,J	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.66	$12.30	$14.61	$15.53	$10.57	$12.64
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.24	.33	.12	.19
Net realized and unrealized gain (loss)	1.22	2.41	(1.32)	.19	5.57	(1.39)
Total from investment operations	1.21	2.58	(1.08)	.52	5.69	(1.20)
Distributions from net investment income	-	(.16)	(.23)	(.33)	(.14)	(.18)
Distributions from net realized gain	(.03)	(.07)	(1.01)	(1.12)	(.59)	(.70)
Total distributions	(.03)	(.22) C	(1.23) C	(1.44) C	(.73)	(.87) C
Net asset value, end of period	$15.84	$14.66	$12.30	$14.61	$15.53	$10.57
Total Return D,E	8.23%	21.22%	(6.99)%	3.00%	55.72%	(10.45)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74% H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % H,I	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% H,I	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.20)% H	1.34%	1.98%	2.08%	.88%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$134,527	$350,064	$371,979	$428,209	$432,057	$273,147
Portfolio turnover rate J	18 % H,K	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2055 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.46	$12.16	$14.47	$15.40	$10.50	$12.58
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.19	.25	.34	.13	.20
Net realized and unrealized gain (loss)	1.20	2.38	(1.30)	.20	5.53	(1.36)
Total from investment operations	1.19	2.57	(1.05)	.54	5.66	(1.16)
Distributions from net investment income	-	(.20)	(.24)	(.35)	(.17)	(.20)
Distributions from net realized gain	(.03)	(.07)	(1.02)	(1.12)	(.59)	(.71)
Total distributions	(.03)	(.27)	(1.26)	(1.47)	(.76)	(.92) C
Net asset value, end of period	$15.62	$14.46	$12.16	$14.47	$15.40	$10.50
Total Return D,E	8.21%	21.36%	(6.88)%	3.10%	55.82%	(10.28)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H,I	.65% I	.64%	.64%	.64%	.65% I
Expenses net of fee waivers, if any	.65 % H,I	.65% I	.64%	.64%	.64%	.65% I
Expenses net of all reductions	.65% H,I	.65% I	.64%	.64%	.64%	.65% I
Net investment income (loss)	(.10)% H	1.44%	2.08%	2.19%	.99%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$300,850	$158,244	$42,946	$31,712	$16,623	$5,767
Portfolio turnover rate J	18 % H,K	15%	21%	28%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.29% 10/3/24 to 12/26/24 (b) (Cost $1,124,047)	1,130,000	1,124,322

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,674,597	53,170,980
Fidelity Advisor Series Growth Opportunities Fund (c)	2,248,861	37,466,030
Fidelity Advisor Series Small Cap Fund (c)	1,186,686	16,791,613
Fidelity Series All-Sector Equity Fund (c)	1,584,129	20,498,626
Fidelity Series Commodity Strategy Fund (c)	15,469	1,367,437
Fidelity Series Large Cap Stock Fund (c)	3,093,704	70,938,640
Fidelity Series Large Cap Value Index Fund (c)	405,586	6,951,737
Fidelity Series Opportunistic Insights Fund (c)	1,743,354	43,304,908
Fidelity Series Small Cap Core Fund (c)	129,101	1,606,011
Fidelity Series Small Cap Opportunities Fund (c)	1,484,725	22,552,977
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,708,607	40,818,712
Fidelity Series Value Discovery Fund (c)	2,491,987	41,566,351
TOTAL DOMESTIC EQUITY FUNDS (Cost $274,490,705)		357,034,022

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,203,650	19,836,148
Fidelity Series Emerging Markets Fund (c)	1,893,810	18,237,392
Fidelity Series Emerging Markets Opportunities Fund (c)	3,627,565	72,805,227
Fidelity Series International Growth Fund (c)	2,789,326	53,722,413
Fidelity Series International Small Cap Fund (c)	528,685	9,918,121
Fidelity Series International Value Fund (c)	3,978,742	53,792,594
Fidelity Series Overseas Fund (c)	3,591,347	53,762,469
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $231,623,512)		282,074,364

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	479,083	4,714,182
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	40,907	326,033
Fidelity Series Emerging Markets Debt Fund (c)	415,635	3,395,735
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	112,211	1,080,591
Fidelity Series Floating Rate High Income Fund (c)	69,837	626,435
Fidelity Series High Income Fund (c)	401,093	3,501,544
Fidelity Series International Credit Fund (c)	4,132	35,043
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,765,026	27,970,703
Fidelity Series Real Estate Income Fund (c)	64,462	651,071
TOTAL BOND FUNDS (Cost $47,604,639)		42,301,337

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	1,236,105	1,236,352
Fidelity Series Government Money Market Fund 5.03% (c)(e)	612,366	612,366
Fidelity Series Short-Term Credit Fund (c)	17	174
TOTAL SHORT-TERM FUNDS (Cost $1,848,887)		1,848,892

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $556,691,790)	684,382,937
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(667,675)
NET ASSETS - 100.0%	683,715,262

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	44	Dec 2024	2,579,940	165,273	165,273
ICE MSCI EAFE Index Contracts (United States)	16	Dec 2024	1,990,240	26,373	26,373

TOTAL EQUITY INDEX CONTRACTS					191,646

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	212	Dec 2024	24,227,625	(35,093)	(35,093)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	119	Dec 2024	13,076,055	5,012	5,012
CBOT Long Term U.S. Treasury Bond Contracts (United States)	33	Dec 2024	4,098,188	(35,822)	(35,822)

TOTAL TREASURY CONTRACTS					(65,903)

TOTAL PURCHASED					125,743

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	Dec 2024	7,558,525	(130,064)	(130,064)

TOTAL FUTURES CONTRACTS					(4,321)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,124,322.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	584,031	8,189,310	7,536,983	26,284	(6)	-	1,236,352	0.0%
Total	584,031	8,189,310	7,536,983	26,284	(6)	-	1,236,352

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	48,737,144	5,480,346	5,933,471	-	754,273	4,132,688	53,170,980
Fidelity Advisor Series Growth Opportunities Fund	34,351,482	4,744,664	5,890,996	-	632,485	3,628,395	37,466,030
Fidelity Advisor Series Small Cap Fund	16,797,664	954,195	2,260,219	-	314,948	985,025	16,791,613
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	298,298	4,478,740	124,597	2,761	91	61,650	4,714,182
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	310,234	25,721	24,904	3,361	(370)	15,352	326,033
Fidelity Series All-Sector Equity Fund	16,137,716	4,137,137	1,295,986	-	166,623	1,353,136	20,498,626
Fidelity Series Canada Fund	17,746,240	2,354,879	1,617,028	-	299,240	1,052,817	19,836,148
Fidelity Series Commodity Strategy Fund	4,203,579	1,572,835	4,220,802	126,773	(1,941,142)	1,752,967	1,367,437
Fidelity Series Emerging Markets Debt Fund	3,209,718	325,884	267,496	78,542	4,282	123,347	3,395,735
Fidelity Series Emerging Markets Debt Local Currency Fund	1,022,069	62,604	75,153	-	1,172	69,899	1,080,591
Fidelity Series Emerging Markets Fund	16,700,567	1,417,316	1,475,296	-	78,279	1,516,526	18,237,392
Fidelity Series Emerging Markets Opportunities Fund	67,405,820	5,466,232	8,131,310	-	310,827	7,753,658	72,805,227
Fidelity Series Floating Rate High Income Fund	608,793	72,917	49,815	28,197	2,175	(7,635)	626,435
Fidelity Series Government Money Market Fund 5.03%	9,432	632,496	29,562	5,114	-	-	612,366
Fidelity Series High Income Fund	3,279,130	377,968	260,717	104,150	8,552	96,611	3,501,544
Fidelity Series International Credit Fund	34,184	764	1,210	765	51	1,254	35,043
Fidelity Series International Developed Markets Bond Index Fund	-	204,873	205,577	-	704	-	-
Fidelity Series International Growth Fund	50,438,926	5,923,871	4,392,365	-	484,238	1,267,743	53,722,413
Fidelity Series International Small Cap Fund	9,462,897	657,524	855,933	-	83,337	570,296	9,918,121
Fidelity Series International Value Fund	50,850,320	4,699,827	5,412,655	-	686,533	2,968,569	53,792,594
Fidelity Series Investment Grade Bond Fund	-	1,038,814	1,044,172	2,917	5,358	-	-
Fidelity Series Large Cap Stock Fund	65,457,022	15,857,894	6,706,772	3,511,765	(5,808,885)	2,139,381	70,938,640
Fidelity Series Large Cap Value Index Fund	6,441,645	864,033	816,920	-	101,386	361,593	6,951,737
Fidelity Series Long-Term Treasury Bond Index Fund	30,526,256	3,361,135	7,038,405	486,533	(1,415,639)	2,537,356	27,970,703
Fidelity Series Opportunistic Insights Fund	38,631,223	5,241,269	4,789,570	-	535,092	3,686,894	43,304,908
Fidelity Series Overseas Fund	50,573,155	4,394,621	4,373,621	-	692,551	2,475,763	53,762,469
Fidelity Series Real Estate Income Fund	610,238	63,906	49,736	19,189	4,277	22,386	651,071
Fidelity Series Short-Term Credit Fund	144,885	169	144,150	169	3,384	(4,114)	174
Fidelity Series Small Cap Core Fund	1,936,946	134,163	570,935	9,073	40,125	65,712	1,606,011
Fidelity Series Small Cap Opportunities Fund	21,272,467	3,948,121	2,628,013	1,655,014	328,971	(368,569)	22,552,977
Fidelity Series Stock Selector Large Cap Value Fund	38,121,974	4,875,850	5,014,576	-	601,656	2,233,808	40,818,712
Fidelity Series Value Discovery Fund	39,002,517	5,593,701	5,200,502	-	581,306	1,589,329	41,566,351
	634,322,541	88,964,469	80,902,464	6,034,323	(2,444,120)	42,081,837	682,022,263

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,124,322	-	1,124,322	-

Domestic Equity Funds	357,034,022	357,034,022	-	-

International Equity Funds	282,074,364	282,074,364	-	-

Bond Funds	42,301,337	42,301,337	-	-

Short-Term Funds	1,848,892	1,848,892	-	-
Total Investments in Securities:	684,382,937	683,258,615	1,124,322	-
Derivative Instruments: Assets
Futures Contracts	196,658	196,658	-	-
Total Assets	196,658	196,658	-	-
Liabilities
Futures Contracts	(200,979)	(200,979)	-	-
Total Liabilities	(200,979)	(200,979)	-	-
Total Derivative Instruments:	(4,321)	(4,321)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	191,646	(130,064)
Total Equity Risk	191,646	(130,064)
Interest Rate Risk
Futures Contracts (a)	5,012	(70,915)
Total Interest Rate Risk	5,012	(70,915)
Total Value of Derivatives	196,658	(200,979)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,124,047)	$1,124,322
Fidelity Central Funds (cost $1,236,352)	1,236,352
Other affiliated issuers (cost $554,331,391)	682,022,263

Total Investment in Securities (cost $556,691,790)		$684,382,937
Receivable for investments sold		4,757,531
Receivable for fund shares sold		23,127,489
Distributions receivable from Fidelity Central Funds		5,056
Total assets		712,273,013
Liabilities
Payable for investments purchased	$3,594,849
Payable for fund shares redeemed	24,290,464
Accrued management fee	359,998
Distribution and service plan fees payable	77,512
Payable for daily variation margin on futures contracts	234,928
Total liabilities		28,557,751
Net Assets		$683,715,262
Net Assets consist of:
Paid in capital		$557,082,154
Total accumulated earnings (loss)		126,633,108
Net Assets		$683,715,262

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($182,836,971 ÷ 12,814,365 shares)(a)		$14.27
Maximum offering price per share (100/94.25 of $14.27)		$15.14
Class M :
Net Asset Value and redemption price per share ($73,868,384 ÷ 5,218,380 shares)(a)		$14.16
Maximum offering price per share (100/96.50 of $14.16)		$14.67
Class C :
Net Asset Value and offering price per share ($12,746,385 ÷ 911,678 shares)(a)		$13.98
Class K6 :
Net Asset Value, offering price and redemption price per share ($182,080,656 ÷ 12,630,601 shares)		$14.42
Class I :
Net Asset Value, offering price and redemption price per share ($63,525,563 ÷ 4,406,864 shares)		$14.42
Class Z :
Net Asset Value, offering price and redemption price per share ($168,657,303 ÷ 11,827,164 shares)		$14.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,709,442
Interest		28,714
Income from Fidelity Central Funds		26,284
Total income		1,764,440
Expenses
Management fee	$2,145,319
Distribution and service plan fees	447,715
Total expenses before reductions	2,593,034
Expense reductions	(214)
Total expenses after reductions		2,592,820
Net Investment income (loss)		(828,380)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	6,820,843
Fidelity Central Funds	(6)
Other affiliated issuers	(2,444,120)
Futures contracts	827,473
Capital gain distributions from underlying funds:
Affiliated issuers	4,324,881
Total net realized gain (loss)		9,529,071
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	306
Affiliated issuers	42,081,837
Futures contracts	(189,544)
Total change in net unrealized appreciation (depreciation)		41,892,599
Net gain (loss)		51,421,670
Net increase (decrease) in net assets resulting from operations		$50,593,290
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(828,380)	$6,707,458
Net realized gain (loss)	9,529,071	4,532,348
Change in net unrealized appreciation (depreciation)	41,892,599	96,137,025
Net increase (decrease) in net assets resulting from operations	50,593,290	107,376,831
Distributions to shareholders	(2,815,797)	(11,295,671)

Share transactions - net increase (decrease)	349,634	86,792,097
Total increase (decrease) in net assets	48,127,127	182,873,257

Net Assets
Beginning of period	635,588,135	452,714,878
End of period	$683,715,262	$635,588,135

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$11.19	$13.26	$14.01	$9.49	$11.31
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.13	.19	.27	.08	.14
Net realized and unrealized gain (loss)	1.10	2.18	(1.19)	.16	5.01	(1.24)
Total from investment operations	1.07	2.31	(1.00)	.43	5.09	(1.10)
Distributions from net investment income	-	(.13)	(.20)	(.25) C	(.11)	(.14)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.93) C	(.46)	(.58)
Total distributions	(.06)	(.24)	(1.07)	(1.18)	(.57)	(.72)
Net asset value, end of period	$14.27	$13.26	$11.19	$13.26	$14.01	$9.49
Total Return D,E,F	8.11%	20.93%	(7.24)%	2.74%	55.28%	(10.65)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00 % I	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.45)% I	1.10%	1.75%	1.87%	.65%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$182,837	$166,242	$127,737	$119,726	$113,936	$65,792
Portfolio turnover rate J	18 % I,K	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.18	$11.13	$13.21	$13.97	$9.47	$11.29
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.10	.16	.23	.05	.11
Net realized and unrealized gain (loss)	1.09	2.17	(1.19)	.17	5.00	(1.23)
Total from investment operations	1.04	2.27	(1.03)	.40	5.05	(1.12)
Distributions from net investment income	-	(.11)	(.18)	(.23) C	(.09)	(.12)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.93) C	(.46)	(.58)
Total distributions	(.06)	(.22)	(1.05)	(1.16)	(.55)	(.70)
Net asset value, end of period	$14.16	$13.18	$11.13	$13.21	$13.97	$9.47
Total Return D,E,F	7.93%	20.67%	(7.50)%	2.50%	55.00%	(10.87)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25 % I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(.70)% I	.85%	1.50%	1.62%	.40%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$73,868	$66,008	$52,251	$48,458	$41,642	$21,680
Portfolio turnover rate J	18 % I,K	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$11.04	$13.13	$13.92	$9.46	$11.29
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.04	.11	.16	(.01)	.06
Net realized and unrealized gain (loss)	1.07	2.15	(1.19)	.16	4.98	(1.24)
Total from investment operations	.99	2.19	(1.08)	.32	4.97	(1.18)
Distributions from net investment income	-	(.07)	(.14)	(.18) C	(.05)	(.08)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.93) C	(.46)	(.57)
Total distributions	(.06)	(.18)	(1.01)	(1.11)	(.51)	(.65)
Net asset value, end of period	$13.98	$13.05	$11.04	$13.13	$13.92	$9.46
Total Return D,E,F	7.62%	20.11%	(7.96)%	1.94%	54.14%	(11.27)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75 % I	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% I	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.20)% I	.35%	1.00%	1.12%	(.10)%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$12,746	$11,636	$8,650	$8,195	$6,948	$4,022
Portfolio turnover rate J	18 % I,K	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$11.26	$13.32	$14.08	$9.53	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.01	.20	.25	.34	.14	.20
Net realized and unrealized gain (loss)	1.11	2.19	(1.20)	.17	5.04	(1.25)
Total from investment operations	1.12	2.39	(.95)	.51	5.18	(1.05)
Distributions from net investment income	-	(.18)	(.24)	(.32) C	(.15)	(.19)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.95) C	(.48)	(.60)
Total distributions	(.06)	(.29)	(1.11)	(1.27)	(.63)	(.78) D
Net asset value, end of period	$14.42	$13.36	$11.26	$13.32	$14.08	$9.53
Total Return E,F	8.42%	21.57%	(6.76)%	3.23%	56.12%	(10.24)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.45%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.45 % I	.45%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.45% I	.45%	.49%	.49%	.49%	.50%
Net investment income (loss)	.10% I	1.65%	2.25%	2.37%	1.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$182,081	$131,569	$70,104	$45,511	$22,148	$6,468
Portfolio turnover rate J	18 % I,K	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$11.27	$13.34	$14.09	$9.54	$11.36
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.22	.30	.11	.17
Net realized and unrealized gain (loss)	1.11	2.20	(1.21)	.17	5.03	(1.24)
Total from investment operations	1.10	2.36	(.99)	.47	5.14	(1.07)
Distributions from net investment income	-	(.14)	(.22)	(.28) C	(.13)	(.16)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.94) C	(.47)	(.59)
Total distributions	(.06)	(.25)	(1.08) D	(1.22)	(.59) D	(.75)
Net asset value, end of period	$14.42	$13.38	$11.27	$13.34	$14.09	$9.54
Total Return E,F	8.26%	21.24%	(7.05)%	3.01%	55.62%	(10.38)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.74 % I,J	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.74% I,J	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	(.19)% I	1.36%	2.00%	2.12%	.90%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$63,526	$169,232	$170,160	$177,481	$160,415	$87,182
Portfolio turnover rate K	18 % I,L	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2060 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.23	$11.17	$13.23	$14.00	$9.49	$11.32
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.17	.23	.31	.12	.18
Net realized and unrealized gain (loss)	1.10	2.18	(1.19)	.17	5.02	(1.23)
Total from investment operations	1.09	2.35	(.96)	.48	5.14	(1.05)
Distributions from net investment income	-	(.18)	(.23)	(.31) C	(.16)	(.18)
Distributions from net realized gain	(.06)	(.11)	(.87)	(.94) C	(.47)	(.60)
Total distributions	(.06)	(.29)	(1.10)	(1.25)	(.63)	(.78)
Net asset value, end of period	$14.26	$13.23	$11.17	$13.23	$14.00	$9.49
Total Return D,E	8.28%	21.36%	(6.91)%	3.06%	55.88%	(10.32)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H,I	.65% I	.64%	.64%	.65%	.65% I
Expenses net of fee waivers, if any	.65 % H,I	.65% I	.64%	.64%	.65%	.65% I
Expenses net of all reductions	.65% H,I	.65% I	.64%	.64%	.65%	.65% I
Net investment income (loss)	(.10)% H	1.46%	2.10%	2.22%	1.00%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$168,657	$90,900	$23,813	$14,296	$5,790	$1,514
Portfolio turnover rate J	18 % H,K	14%	21%	28%	24%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.54% to 5.22% 10/24/24 to 12/26/24 (b) (Cost $327,172)	330,000	327,288

Domestic Equity Funds - 52.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	769,951	15,306,627
Fidelity Advisor Series Growth Opportunities Fund (c)	647,383	10,785,397
Fidelity Advisor Series Small Cap Fund (c)	330,099	4,670,896
Fidelity Series All-Sector Equity Fund (c)	462,094	5,979,492
Fidelity Series Commodity Strategy Fund (c)	4,453	393,603
Fidelity Series Large Cap Stock Fund (c)	892,006	20,453,698
Fidelity Series Large Cap Value Index Fund (c)	116,924	2,004,069
Fidelity Series Opportunistic Insights Fund (c)	505,110	12,546,940
Fidelity Series Small Cap Core Fund (c)	37,169	462,379
Fidelity Series Small Cap Opportunities Fund (c)	421,999	6,410,160
Fidelity Series Stock Selector Large Cap Value Fund (c)	780,865	11,767,637
Fidelity Series Value Discovery Fund (c)	718,377	11,982,529
TOTAL DOMESTIC EQUITY FUNDS (Cost $84,272,689)		102,763,427

International Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	346,285	5,706,776
Fidelity Series Emerging Markets Fund (c)	544,712	5,245,577
Fidelity Series Emerging Markets Opportunities Fund (c)	1,043,892	20,950,915
Fidelity Series International Growth Fund (c)	802,855	15,462,984
Fidelity Series International Small Cap Fund (c)	152,192	2,855,115
Fidelity Series International Value Fund (c)	1,145,010	15,480,535
Fidelity Series Overseas Fund (c)	1,033,595	15,472,923
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $69,565,661)		81,174,825

Bond Funds - 6.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	137,140	1,349,455
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	11,826	94,253
Fidelity Series Emerging Markets Debt Fund (c)	122,800	1,003,277
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	31,802	306,252
Fidelity Series Floating Rate High Income Fund (c)	20,235	181,511
Fidelity Series High Income Fund (c)	115,630	1,009,449
Fidelity Series International Credit Fund (c)	585	4,961
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,371,578	8,051,165
Fidelity Series Real Estate Income Fund (c)	18,647	188,333
TOTAL BOND FUNDS (Cost $12,499,855)		12,188,656

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.89% (d)	301,537	301,597
Fidelity Series Government Money Market Fund 5.03% (c)(e)	191,243	191,243
TOTAL SHORT-TERM FUNDS (Cost $492,840)		492,840

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $167,158,217)	196,947,036
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(144,478)
NET ASSETS - 100.0%	196,802,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	12	Dec 2024	703,620	45,054	45,054
ICE MSCI EAFE Index Contracts (United States)	5	Dec 2024	621,950	6,804	6,804

TOTAL EQUITY INDEX CONTRACTS					51,858

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	61	Dec 2024	6,971,156	(10,049)	(10,049)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	34	Dec 2024	3,736,016	1,383	1,383
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	Dec 2024	1,241,875	(11,152)	(11,152)

TOTAL TREASURY CONTRACTS					(19,818)

TOTAL PURCHASED					32,040

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	Dec 2024	2,034,988	(37,166)	(37,166)

TOTAL FUTURES CONTRACTS					(5,126)
The notional amount of futures purchased as a percentage of Net Assets is 6.7%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $327,288.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	137,360	1,480,418	1,316,185	6,592	4	-	301,597	0.0%
Total	137,360	1,480,418	1,316,185	6,592	4	-	301,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	12,475,606	4,600,671	1,460,808	-	(1,525,071)	1,216,229	15,306,627
Fidelity Advisor Series Growth Opportunities Fund	8,794,319	2,309,164	1,497,889	-	187,621	992,182	10,785,397
Fidelity Advisor Series Small Cap Fund	4,302,001	550,459	546,282	-	71,784	292,934	4,670,896
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	76,440	1,281,207	25,690	754	18	17,480	1,349,455
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	79,484	16,661	6,138	918	59	4,187	94,253
Fidelity Series All-Sector Equity Fund	4,133,161	1,717,035	294,475	-	42,680	381,091	5,979,492
Fidelity Series Canada Fund	4,544,876	1,128,841	353,511	-	68,809	317,761	5,706,776
Fidelity Series Commodity Strategy Fund	1,076,932	539,747	1,167,077	36,380	(177,427)	121,428	393,603
Fidelity Series Emerging Markets Debt Fund	823,149	208,532	65,773	21,315	3,481	33,888	1,003,277
Fidelity Series Emerging Markets Debt Local Currency Fund	260,851	44,084	18,649	-	735	19,231	306,252
Fidelity Series Emerging Markets Fund	4,279,094	864,119	338,008	-	23,469	416,903	5,245,577
Fidelity Series Emerging Markets Opportunities Fund	17,254,900	3,510,640	2,051,958	-	170,141	2,067,192	20,950,915
Fidelity Series Floating Rate High Income Fund	156,047	39,190	12,284	7,702	405	(1,847)	181,511
Fidelity Series Government Money Market Fund 5.03%	2,778	196,881	8,416	1,675	-	-	191,243
Fidelity Series High Income Fund	840,178	204,600	65,762	28,505	251	30,182	1,009,449
Fidelity Series International Credit Fund	4,854	109	186	108	7	177	4,961
Fidelity Series International Developed Markets Bond Index Fund	-	66,609	66,838	-	229	-	-
Fidelity Series International Growth Fund	12,911,751	3,129,882	1,099,608	-	136,139	384,820	15,462,984
Fidelity Series International Small Cap Fund	2,421,831	459,413	213,876	-	25,099	162,648	2,855,115
Fidelity Series International Value Fund	13,013,069	2,723,403	1,280,863	-	173,472	851,454	15,480,535
Fidelity Series Investment Grade Bond Fund	-	294,854	296,183	833	1,329	-	-
Fidelity Series Large Cap Stock Fund	16,750,864	4,390,505	1,549,799	984,446	226,898	635,230	20,453,698
Fidelity Series Large Cap Value Index Fund	1,648,903	431,553	210,455	-	27,556	106,512	2,004,069
Fidelity Series Long-Term Treasury Bond Index Fund	7,811,615	1,647,569	1,735,325	132,243	10,341	316,965	8,051,165
Fidelity Series Opportunistic Insights Fund	9,889,480	2,545,462	1,050,186	-	114,394	1,047,790	12,546,940
Fidelity Series Overseas Fund	12,945,845	2,687,138	1,060,347	-	152,722	747,565	15,472,923
Fidelity Series Real Estate Income Fund	156,340	36,798	12,257	5,309	810	6,642	188,333
Fidelity Series Small Cap Core Fund	480,294	86,062	134,048	2,358	8,358	21,713	462,379
Fidelity Series Small Cap Opportunities Fund	5,447,071	1,594,906	618,181	470,674	79,951	(93,587)	6,410,160
Fidelity Series Stock Selector Large Cap Value Fund	9,755,589	2,510,125	1,317,734	-	169,725	649,932	11,767,637
Fidelity Series Value Discovery Fund	9,984,352	2,729,463	1,368,412	-	161,748	475,378	11,982,529
	162,321,674	42,545,682	19,927,018	1,693,220	155,733	11,222,080	196,318,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	327,288	-	327,288	-

Domestic Equity Funds	102,763,427	102,763,427	-	-

International Equity Funds	81,174,825	81,174,825	-	-

Bond Funds	12,188,656	12,188,656	-	-

Short-Term Funds	492,840	492,840	-	-
Total Investments in Securities:	196,947,036	196,619,748	327,288	-
Derivative Instruments: Assets
Futures Contracts	53,241	53,241	-	-
Total Assets	53,241	53,241	-	-
Liabilities
Futures Contracts	(58,367)	(58,367)	-	-
Total Liabilities	(58,367)	(58,367)	-	-
Total Derivative Instruments:	(5,126)	(5,126)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	51,858	(37,166)
Total Equity Risk	51,858	(37,166)
Interest Rate Risk
Futures Contracts (a)	1,383	(21,201)
Total Interest Rate Risk	1,383	(21,201)
Total Value of Derivatives	53,241	(58,367)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Advisor Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $327,172)	$327,288
Fidelity Central Funds (cost $301,597)	301,597
Other affiliated issuers (cost $166,529,448)	196,318,151

Total Investment in Securities (cost $167,158,217)		$196,947,036
Cash		44,317
Receivable for investments sold		2,220,416
Receivable for fund shares sold		5,446,081
Distributions receivable from Fidelity Central Funds		1,392
Total assets		204,659,242
Liabilities
Payable for investments purchased	$942,987
Payable for fund shares redeemed	6,723,763
Accrued management fee	102,725
Distribution and service plan fees payable	20,339
Payable for daily variation margin on futures contracts	66,870
Total liabilities		7,856,684
Net Assets		$196,802,558
Net Assets consist of:
Paid in capital		$167,365,450
Total accumulated earnings (loss)		29,437,108
Net Assets		$196,802,558

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($60,326,170 ÷ 4,493,291 shares)(a)		$13.43
Maximum offering price per share (100/94.25 of $13.43)		$14.25
Class M :
Net Asset Value and redemption price per share ($15,396,986 ÷ 1,152,577 shares)(a)		$13.36
Maximum offering price per share (100/96.50 of $13.36)		$13.84
Class C :
Net Asset Value and offering price per share ($2,531,128 ÷ 191,348 shares)(a)		$13.23
Class K6 :
Net Asset Value, offering price and redemption price per share ($53,607,902 ÷ 3,943,061 shares)		$13.60
Class I :
Net Asset Value, offering price and redemption price per share ($14,707,085 ÷ 1,087,402 shares)		$13.52
Class Z :
Net Asset Value, offering price and redemption price per share ($50,233,287 ÷ 3,712,005 shares)		$13.53
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$475,382
Interest		8,049
Income from Fidelity Central Funds		6,592
Total income		490,023
Expenses
Management fee	$581,118
Distribution and service plan fees	111,617
Independent trustees' fees and expenses	213
Total expenses before reductions	692,948
Expense reductions	(194)
Total expenses after reductions		692,754
Net Investment income (loss)		(202,731)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	1,659,688
Fidelity Central Funds	4
Other affiliated issuers	155,733
Futures contracts	238,362
Capital gain distributions from underlying funds:
Affiliated issuers	1,217,838
Total net realized gain (loss)		3,271,625
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	125
Affiliated issuers	11,222,080
Futures contracts	(51,299)
Total change in net unrealized appreciation (depreciation)		11,170,906
Net gain (loss)		14,442,531
Net increase (decrease) in net assets resulting from operations		$14,239,800
Statement of Changes in Net Assets

	Six months ended September 30, 2024 (Unaudited)	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(202,731)	$1,600,464
Net realized gain (loss)	3,271,625	793,143
Change in net unrealized appreciation (depreciation)	11,170,906	22,709,917
Net increase (decrease) in net assets resulting from operations	14,239,800	25,103,524
Distributions to shareholders	(989,516)	(2,309,084)

Share transactions - net increase (decrease)	20,897,190	52,590,075
Total increase (decrease) in net assets	34,147,474	75,384,515

Net Assets
Beginning of period	162,655,084	87,270,569
End of period	$196,802,558	$162,655,084

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$10.53	$12.30	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.13	.19	.25	.08	.12
Net realized and unrealized gain (loss)	1.04	2.04	(1.11)	.14	4.53	(1.48)
Total from investment operations	1.01	2.17	(.92)	.39	4.61	(1.36)
Distributions from net investment income	-	(.13)	(.18)	(.24)	(.10)	(.13)
Distributions from net realized gain	(.08)	(.07)	(.67)	(.62)	(.21)	(.04)
Total distributions	(.08)	(.20)	(.85)	(.86)	(.31)	(.17)
Net asset value, end of period	$13.43	$12.50	$10.53	$12.30	$12.77	$8.47
Total Return D,E,F	8.10%	20.88%	(7.18)%	2.75%	55.16%	(13.92)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.01% I,J
Expenses net of fee waivers, if any	1.00 % I	1.00%	1.00%	1.00%	1.00%	1.01% I,J
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	1.01% I,J
Net investment income (loss)	(.44)% I	1.17%	1.84%	1.94%	.71%	1.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$60,326	$48,724	$27,360	$18,134	$9,613	$1,980
Portfolio turnover rate K	16 % I,L	20%	31%	29%	31%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class M

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$10.50	$12.27	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.04)	.10	.16	.22	.05	.10
Net realized and unrealized gain (loss)	1.03	2.03	(1.10)	.14	4.53	(1.47)
Total from investment operations	.99	2.13	(.94)	.36	4.58	(1.37)
Distributions from net investment income	-	(.11)	(.17)	(.24)	(.08)	(.11)
Distributions from net realized gain	(.08)	(.07)	(.66)	(.61)	(.20)	(.04)
Total distributions	(.08)	(.18)	(.83)	(.85)	(.29) D	(.16) D
Net asset value, end of period	$13.36	$12.45	$10.50	$12.27	$12.76	$8.47
Total Return E,F,G	7.97%	20.53%	(7.40)%	2.47%	54.73%	(14.05)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.25% J	1.25%	1.25%	1.25%	1.25%	1.25% J
Expenses net of fee waivers, if any	1.25 % J	1.25%	1.25%	1.25%	1.25%	1.25% J
Expenses net of all reductions	1.25% J	1.25%	1.25%	1.25%	1.25%	1.25% J
Net investment income (loss)	(.69)% J	.92%	1.59%	1.69%	.46%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,397	$11,460	$7,540	$4,402	$1,230	$332
Portfolio turnover rate K	16 % J,L	20%	31%	29%	31%	33% J

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class C

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.36	$10.46	$12.24	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.07)	.05	.11	.15	- D	.06
Net realized and unrealized gain (loss)	1.02	2.01	(1.10)	.14	4.51	(1.47)
Total from investment operations	.95	2.06	(.99)	.29	4.51	(1.41)
Distributions from net investment income	-	(.09)	(.13)	(.18)	(.04)	(.09)
Distributions from net realized gain	(.08)	(.07)	(.65)	(.60)	(.20)	(.04)
Total distributions	(.08)	(.16)	(.79) E	(.78)	(.24)	(.13)
Net asset value, end of period	$13.23	$12.36	$10.46	$12.24	$12.73	$8.46
Total Return F,G,H	7.70%	19.93%	(7.88)%	2.00%	53.95%	(14.38)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.75% K	1.76% L	1.75%	1.75%	1.75%	1.75% K
Expenses net of fee waivers, if any	1.75 % K	1.75% L	1.75%	1.75%	1.75%	1.75% K
Expenses net of all reductions	1.75% K	1.75% L	1.75%	1.75%	1.75%	1.75% K
Net investment income (loss)	(1.19)% K	.41%	1.09%	1.19%	(.04)%	.86% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,531	$2,066	$1,110	$774	$434	$183
Portfolio turnover rate M	16 % K,N	20%	31%	29%	31%	33% K

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.62	$10.61	$12.39	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.19	.24	.32	.14	.15
Net realized and unrealized gain (loss)	1.05	2.07	(1.12)	.14	4.55	(1.47)
Total from investment operations	1.06	2.26	(.88)	.46	4.69	(1.32)
Distributions from net investment income	-	(.18)	(.21)	(.29)	(.13)	(.14)
Distributions from net realized gain	(.08)	(.07)	(.68)	(.63)	(.21)	(.04)
Total distributions	(.08)	(.25)	(.90) D	(.92)	(.34)	(.18)
Net asset value, end of period	$13.60	$12.62	$10.61	$12.39	$12.85	$8.50
Total Return E,F	8.42%	21.57%	(6.79)%	3.27%	55.97%	(13.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.46% J	.49%	.49%	.49%	.50% I,J
Expenses net of fee waivers, if any	.45 % I	.45% J	.49%	.49%	.49%	.50% I,J
Expenses net of all reductions	.45% I	.45% J	.49%	.49%	.49%	.50% I,J
Net investment income (loss)	.11% I	1.71%	2.34%	2.44%	1.22%	2.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$53,608	$35,145	$14,818	$7,499	$2,527	$905
Portfolio turnover rate K	16 % I,L	20%	31%	29%	31%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class I

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.57	$12.34	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.16	.22	.29	.11	.14
Net realized and unrealized gain (loss)	1.03	2.06	(1.12)	.13	4.55	(1.48)
Total from investment operations	1.02	2.22	(.90)	.42	4.66	(1.34)
Distributions from net investment income	-	(.14)	(.20)	(.26)	(.12)	(.14)
Distributions from net realized gain	(.08)	(.07)	(.67)	(.63)	(.21)	(.04)
Total distributions	(.08)	(.21)	(.87)	(.89)	(.33)	(.18)
Net asset value, end of period	$13.52	$12.58	$10.57	$12.34	$12.81	$8.48
Total Return D,E	8.13%	21.29%	(6.99)%	2.94%	55.68%	(13.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H,I	.75%	.75%	.75%	.75%	.75% H
Expenses net of fee waivers, if any	.74 % H,I	.75%	.75%	.75%	.75%	.75% H
Expenses net of all reductions	.74% H,I	.75%	.75%	.75%	.75%	.75% H
Net investment income (loss)	(.18)% H	1.42%	2.09%	2.19%	.96%	1.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,707	$40,472	$31,530	$21,524	$11,782	$2,383
Portfolio turnover rate J	16 % H,K	20%	31%	29%	31%	33% H

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2065 Fund Class Z

	Six months ended (Unaudited) September 30, 2024	Years ended March 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.59	$12.37	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.17	.23	.30	.12	.15
Net realized and unrealized gain (loss)	1.04	2.07	(1.12)	.13	4.56	(1.48)
Total from investment operations	1.03	2.24	(.89)	.43	4.68	(1.33)
Distributions from net investment income	-	(.17)	(.21)	(.28)	(.12)	(.14)
Distributions from net realized gain	(.08)	(.07)	(.68)	(.62)	(.20)	(.04)
Total distributions	(.08)	(.25) D	(.89)	(.90)	(.33) D	(.18)
Net asset value, end of period	$13.53	$12.58	$10.59	$12.37	$12.84	$8.49
Total Return E,F	8.21%	21.40%	(6.89)%	3.02%	55.80%	(13.68)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.65% I,J	.65% J	.64%	.64%	.65% J	.64% I
Expenses net of fee waivers, if any	.65 % I,J	.65% J	.64%	.64%	.65% J	.64% I
Expenses net of all reductions	.65% I,J	.65% J	.64%	.64%	.65% J	.64% I
Net investment income (loss)	(.09)% I	1.52%	2.19%	2.29%	1.07%	1.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$50,233	$24,789	$4,912	$1,893	$535	$176
Portfolio turnover rate K	16 % I,L	20%	31%	29%	31%	33% I

AFor the period June 28, 2019 (commencement of operations) through March 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Freedom® 2070 Fund
Schedule of Investments September 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 51.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	2,064	41,028
Fidelity Advisor Series Growth Opportunities Fund (a)	1,735	28,910
Fidelity Advisor Series Small Cap Fund (a)	923	13,063
Fidelity Series All-Sector Equity Fund (a)	1,225	15,856
Fidelity Series Commodity Strategy Fund (a)	14	1,247
Fidelity Series Large Cap Stock Fund (a)	2,388	54,765
Fidelity Series Large Cap Value Index Fund (a)	313	5,366
Fidelity Series Opportunistic Insights Fund (a)	1,347	33,469
Fidelity Series Small Cap Core Fund (a)	100	1,238
Fidelity Series Small Cap Opportunities Fund (a)	1,144	17,377
Fidelity Series Stock Selector Large Cap Value Fund (a)	2,091	31,508
Fidelity Series Value Discovery Fund (a)	1,923	32,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $263,948)		275,910

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	961	15,837
Fidelity Series Emerging Markets Fund (a)	1,536	14,792
Fidelity Series Emerging Markets Opportunities Fund (a)	2,967	59,556
Fidelity Series International Growth Fund (a)	2,215	42,666
Fidelity Series International Small Cap Fund (a)	433	8,124
Fidelity Series International Value Fund (a)	3,166	42,804
Fidelity Series Overseas Fund (a)	2,852	42,698
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $212,690)		226,477

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	396	3,896
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	381	3,036
Fidelity Series Emerging Markets Debt Fund (a)	92	755
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	22	209
Fidelity Series Floating Rate High Income Fund (a)	61	547
Fidelity Series Investment Grade Bond Fund (a)	0	3
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,059	29,695
Fidelity Series Real Estate Income Fund (a)	54	541
TOTAL BOND FUNDS (Cost $36,515)		38,682

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $513,153)	541,069
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(386)
NET ASSETS - 100.0%	540,683

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.89%	-	500,000	500,000	221	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	-	39,770	187	-	1	1,444	41,028
Fidelity Advisor Series Growth Opportunities Fund	-	28,766	1,029	-	24	1,149	28,910
Fidelity Advisor Series Small Cap Fund	-	12,504	582	-	42	1,099	13,063
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	3,852	5	2	-	49	3,896
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,948	37	29	-	125	3,036
Fidelity Series All-Sector Equity Fund	-	15,213	21	-	-	664	15,856
Fidelity Series Canada Fund	-	14,577	24	-	-	1,284	15,837
Fidelity Series Commodity Strategy Fund	-	4,639	3,137	116	(148)	(107)	1,247
Fidelity Series Emerging Markets Debt Fund	-	723	1	7	-	33	755
Fidelity Series Emerging Markets Debt Local Currency Fund	-	203	11	-	-	17	209
Fidelity Series Emerging Markets Fund	-	14,312	171	-	-	651	14,792
Fidelity Series Emerging Markets Opportunities Fund	-	57,255	1,472	-	21	3,752	59,556
Fidelity Series Floating Rate High Income Fund	-	550	2	12	-	(1)	547
Fidelity Series International Growth Fund	-	41,134	557	-	10	2,079	42,666
Fidelity Series International Small Cap Fund	-	7,758	375	-	16	725	8,124
Fidelity Series International Value Fund	-	40,766	731	-	19	2,750	42,804
Fidelity Series Investment Grade Bond Fund	-	1,170	1,171	3	4	-	3
Fidelity Series Large Cap Stock Fund	-	54,621	84	2,647	(2)	230	54,765
Fidelity Series Large Cap Value Index Fund	-	5,154	252	-	12	452	5,366
Fidelity Series Long-Term Treasury Bond Index Fund	-	29,391	1,640	255	22	1,922	29,695
Fidelity Series Opportunistic Insights Fund	-	32,568	379	-	(4)	1,284	33,469
Fidelity Series Overseas Fund	-	40,595	452	-	8	2,547	42,698
Fidelity Series Real Estate Income Fund	-	528	8	8	-	21	541
Fidelity Series Small Cap Core Fund	-	1,480	359	-	25	92	1,238
Fidelity Series Small Cap Opportunities Fund	-	17,676	645	1,271	50	296	17,377
Fidelity Series Stock Selector Large Cap Value Fund	-	30,436	1,777	-	82	2,767	31,508
Fidelity Series Value Discovery Fund	-	31,418	2,014	-	87	2,592	32,083
	-	530,007	17,123	4,350	269	27,916	541,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	275,910	275,910	-	-

International Equity Funds	226,477	226,477	-	-

Bond Funds	38,682	38,682	-	-
Total Investments in Securities:	541,069	541,069	-	-
Fidelity Advisor Freedom® 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $513,153)	$541,069

Total Investment in Securities (cost $513,153)		$541,069
Receivable for investments sold		2,871
Total assets		543,940
Liabilities
Payable for investments purchased	$2,871
Accrued management fee	308
Distribution and service plan fees payable	78
Total liabilities		3,257
Net Assets		$540,683
Net Assets consist of:
Paid in capital		$509,076
Total accumulated earnings (loss)		31,607
Net Assets		$540,683

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($53,496 ÷ 5,036 shares)(a)		$10.62
Maximum offering price per share (100/94.25 of $10.62)		$11.27
Class M :
Net Asset Value and redemption price per share ($53,079 ÷ 5,000 shares)(a)		$10.62
Maximum offering price per share (100/96.50 of $10.62)		$11.01
Class C :
Net Asset Value and offering price per share ($58,429 ÷ 5,511 shares)(a)		$10.60
Class K6 :
Net Asset Value, offering price and redemption price per share ($53,187 ÷ 5,000 shares)		$10.64
Class I :
Net Asset Value, offering price and redemption price per share ($269,332 ÷ 25,338 shares)		$10.63
Class Z :
Net Asset Value, offering price and redemption price per share ($53,160 ÷ 5,000 shares)		$10.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,071
Income from Fidelity Central Funds		221
Total income		1,292
Expenses
Management fee	$921
Distribution and service plan fees	228
Total expenses		1,149
Net Investment income (loss)		143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	269
Capital gain distributions from underlying funds:
Affiliated issuers	3,279
Total net realized gain (loss)		3,548
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	27,916
Total change in net unrealized appreciation (depreciation)		27,916
Net gain (loss)		31,464
Net increase (decrease) in net assets resulting from operations		$31,607
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through September 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$143
Net realized gain (loss)	3,548
Change in net unrealized appreciation (depreciation)	27,916
Net increase (decrease) in net assets resulting from operations	31,607

Share transactions - net increase (decrease)	509,076
Total increase (decrease) in net assets	540,683

Net Assets
Beginning of period	-
End of period	$540,683

Financial Highlights
Fidelity Advisor Freedom® 2070 Fund Class A

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.62
Total from investment operations	.62
Net asset value, end of period	$10.62
Total Return E,F	6.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I,J
Expenses net of fee waivers, if any	.99 % I,J
Expenses net of all reductions	.99% I,J
Net investment income (loss)	-% I,K
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate L	3 % M

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount represents less than .005%.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
MAmount not annualized.
Fidelity Advisor Freedom® 2070 Fund Class M

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)
Net realized and unrealized gain (loss)	.63
Total from investment operations	.62
Net asset value, end of period	$10.62
Total Return D,E	6.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.24% H,I
Expenses net of fee waivers, if any	1.24 % H,I
Expenses net of all reductions	1.24% H,I
Net investment income (loss)	(.25)% H
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate J	3 % K

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor Freedom® 2070 Fund Class C

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)
Net realized and unrealized gain (loss)	.62
Total from investment operations	.60
Net asset value, end of period	$10.60
Total Return D,E	6.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.75% H
Expenses net of fee waivers, if any	1.75 % H
Expenses net of all reductions	1.75% H
Net investment income (loss)	(.76)% H
Supplemental Data
Net assets, end of period (000 omitted)	$58
Portfolio turnover rate I	3 % J

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor Freedom® 2070 Fund Class K6

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.63
Total from investment operations	.64
Net asset value, end of period	$10.64
Total Return D	6.40%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.45% G
Expenses net of fee waivers, if any	.45 % G
Expenses net of all reductions	.45% G
Net investment income (loss)	.54% G
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate H	3 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Advisor Freedom® 2070 Fund Class I

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.62
Total from investment operations	.63
Net asset value, end of period	$10.63
Total Return D	6.30%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.75% G
Expenses net of fee waivers, if any	.75 % G
Expenses net of all reductions	.75% G
Net investment income (loss)	.24% G
Supplemental Data
Net assets, end of period (000 omitted)	$269
Portfolio turnover rate H	3 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Fidelity Advisor Freedom® 2070 Fund Class Z

Six months ended (Unaudited) September 30, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.62
Total from investment operations	.63
Net asset value, end of period	$10.63
Total Return D	6.30%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.64% G
Expenses net of fee waivers, if any	.64 % G
Expenses net of all reductions	.64% G
Net investment income (loss)	.35% G
Supplemental Data
Net assets, end of period (000 omitted)	$53
Portfolio turnover rate H	3 % I

AFor the period June 28, 2024 (commencement of operations) through September 30, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2024

1. Organization.
Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class K6, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class Z6 was renamed Class K6 on May 24, 2024. Class A, Class M, Class C, Class K6, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), in-kind transactions, futures contracts, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Advisor Freedom Income Fund	240,926,944	21,999,978	(9,225,320)	12,774,658
Fidelity Advisor Freedom 2010 Fund	214,035,641	28,209,866	(8,482,890)	19,726,976
Fidelity Advisor Freedom 2015 Fund	419,529,976	78,857,403	(17,731,606)	61,125,797
Fidelity Advisor Freedom 2020 Fund	1,068,711,556	247,821,245	(63,554,362)	184,266,883
Fidelity Advisor Freedom 2025 Fund	1,903,501,321	511,820,996	(123,150,359)	388,670,637
Fidelity Advisor Freedom 2030 Fund	2,512,159,403	757,560,308	(130,283,872)	627,276,436
Fidelity Advisor Freedom 2035 Fund	2,267,240,881	808,328,130	(88,312,501)	720,015,629
Fidelity Advisor Freedom 2040 Fund	1,992,320,074	866,964,876	(45,109,320)	821,855,556
Fidelity Advisor Freedom 2045 Fund	1,496,064,637	614,006,184	(25,048,050)	588,958,134
Fidelity Advisor Freedom 2050 Fund	1,348,145,096	523,076,053	(21,935,199)	501,140,854
Fidelity Advisor Freedom 2055 Fund	990,222,836	296,852,008	(14,655,414)	282,196,594
Fidelity Advisor Freedom 2060 Fund	563,099,250	130,154,811	(8,875,445)	121,279,366
Fidelity Advisor Freedom 2065 Fund	169,318,497	29,365,486	(1,742,073)	27,623,413
Fidelity Advisor Freedom 2070 Fund	513,172	28,039	(142)	27,897

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Advisor Freedom Income Fund	(1,329,782)	(3,147,427)	(4,477,209)
Fidelity Advisor Freedom 2010 Fund	(1,332,142)	-	(1,332,142)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Freedom Income Fund
Equity Risk
Futures Contracts	(138,494)	14,134
Total Equity Risk	(138,494)	14,134
Interest Rate Risk
Futures Contracts	469,403	(124,664)
Total Interest Rate Risk	469,403	(124,664)
Totals	330,909	(110,530)
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	(124,424)	(3,573)
Total Equity Risk	(124,424)	(3,573)
Interest Rate Risk
Futures Contracts	380,544	(82,711)
Total Interest Rate Risk	380,544	(82,711)
Totals	256,120	(86,284)
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	(261,370)	(3,155)
Total Equity Risk	(261,370)	(3,155)
Interest Rate Risk
Futures Contracts	777,564	(166,827)
Total Interest Rate Risk	777,564	(166,827)
Totals	516,194	(169,982)
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	(711,146)	6,561
Total Equity Risk	(711,146)	6,561
Interest Rate Risk
Futures Contracts	2,000,587	(436,752)
Total Interest Rate Risk	2,000,587	(436,752)
Totals	1,289,441	(430,191)
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	(1,250,776)	14,733
Total Equity Risk	(1,250,776)	14,733
Interest Rate Risk
Futures Contracts	3,641,509	(780,043)
Total Interest Rate Risk	3,641,509	(780,043)
Totals	2,390,733	(765,310)
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	(1,682,789)	29,191
Total Equity Risk	(1,682,789)	29,191
Interest Rate Risk
Futures Contracts	5,016,938	(1,035,768)
Total Interest Rate Risk	5,016,938	(1,035,768)
Totals	3,334,149	(1,006,577)
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	(1,677,281)	13,264
Total Equity Risk	(1,677,281)	13,264
Interest Rate Risk
Futures Contracts	4,755,401	(960,568)
Total Interest Rate Risk	4,755,401	(960,568)
Totals	3,078,120	(947,304)
Fidelity Advisor Freedom 2040 Fund
Equity Risk
Futures Contracts	(1,608,504)	48,249
Total Equity Risk	(1,608,504)	48,249
Interest Rate Risk
Futures Contracts	4,454,135	(896,058)
Total Interest Rate Risk	4,454,135	(896,058)
Totals	2,845,631	(847,809)
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	(879,331)	291,614
Total Equity Risk	(879,331)	291,614
Interest Rate Risk
Futures Contracts	3,465,599	(879,297)
Total Interest Rate Risk	3,465,599	(879,297)
Totals	2,586,268	(587,683)
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	(769,156)	247,616
Total Equity Risk	(769,156)	247,616
Interest Rate Risk
Futures Contracts	3,051,465	(774,227)
Total Interest Rate Risk	3,051,465	(774,227)
Totals	2,282,309	(526,611)
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	(530,094)	169,551
Total Equity Risk	(530,094)	169,551
Interest Rate Risk
Futures Contracts	2,071,233	(529,623)
Total Interest Rate Risk	2,071,233	(529,623)
Totals	1,541,139	(360,072)
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	(281,167)	83,066
Total Equity Risk	(281,167)	83,066
Interest Rate Risk
Futures Contracts	1,108,640	(272,610)
Total Interest Rate Risk	1,108,640	(272,610)
Totals	827,473	(189,544)
Fidelity Advisor Freedom 2065 Fund
Equity Risk
Futures Contracts	(72,839)	19,140
Total Equity Risk	(72,839)	19,140
Interest Rate Risk
Futures Contracts	311,201	(70,439)
Total Interest Rate Risk	311,201	(70,439)
Totals	238,362	(51,299)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	18,416,618	30,029,786
Fidelity Advisor Freedom 2010 Fund	14,675,976	36,492,188
Fidelity Advisor Freedom 2015 Fund	29,215,318	64,728,936
Fidelity Advisor Freedom 2020 Fund	71,391,714	189,421,538
Fidelity Advisor Freedom 2025 Fund	133,219,392	308,670,959
Fidelity Advisor Freedom 2030 Fund	187,792,776	363,060,172
Fidelity Advisor Freedom 2035 Fund	208,433,780	327,382,977
Fidelity Advisor Freedom 2040 Fund	201,995,197	322,630,864
Fidelity Advisor Freedom 2045 Fund	168,591,607	249,726,367
Fidelity Advisor Freedom 2050 Fund	160,497,603	215,790,219
Fidelity Advisor Freedom 2055 Fund	125,566,479	157,977,715
Fidelity Advisor Freedom 2060 Fund	88,964,469	80,902,464
Fidelity Advisor Freedom 2065 Fund	42,545,682	19,927,018
Fidelity Advisor Freedom 2070 Fund	530,007	17,123

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Freedom Income Fund	91,318	106,022	926,035
Fidelity Advisor Freedom 2010 Fund	1,443	1,830	14,893
Fidelity Advisor Freedom 2015 Fund	24,116	69,048	248,154
Fidelity Advisor Freedom 2020 Fund	57,850	132,339	669,321
Fidelity Advisor Freedom 2025 Fund	328,554	950,171	4,045,143
Fidelity Advisor Freedom 2030 Fund	921,185	3,223,050	12,589,682
Fidelity Advisor Freedom 2035 Fund	1,582,870	6,764,832	22,391,494
Fidelity Advisor Freedom 2040 Fund	1,963,573	10,600,543	30,863,134
Fidelity Advisor Freedom 2045 Fund	2,882,790	13,596,751	36,166,310
Fidelity Advisor Freedom 2050 Fund	2,964,277	13,946,334	37,223,853
Fidelity Advisor Freedom 2055 Fund	2,936,946	13,708,672	41,111,242
Fidelity Advisor Freedom 2060 Fund	1,713,513	6,820,843	21,878,276
Fidelity Advisor Freedom 2065 Fund	509,619	1,659,688	6,139,112
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund and Fidelity Advisor Freedom 2070 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, K6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.474%	.422%
Fidelity Advisor Freedom 2015 Fund	.516%	.454%
Fidelity Advisor Freedom 2020 Fund	.559%	.489%
Fidelity Advisor Freedom 2025 Fund	.601%	.524%
Fidelity Advisor Freedom 2030 Fund	.644%	.559%
Fidelity Advisor Freedom 2035 Fund	.686%	.594%
Fidelity Advisor Freedom 2040 Fund	.729%	.629%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%
Fidelity Advisor Freedom 2070 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Advisor Freedom Income Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.25%
Fidelity Advisor Freedom 2015 Fund	.26%
Fidelity Advisor Freedom 2020 Fund	.29%
Fidelity Advisor Freedom 2025 Fund	.33%
Fidelity Advisor Freedom 2030 Fund	.36%
Fidelity Advisor Freedom 2035 Fund	.40%
Fidelity Advisor Freedom 2040 Fund	.44%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%
Fidelity Advisor Freedom 2070 Fund	.45%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Advisor Freedom Income Fund
Class A	- %	.25%	105,782	4,906
Class M	.25%	.25%	84,524	-
Class C	.75%	.25%	20,117	1,637
			210,423	6,543
Fidelity Advisor Freedom 2010 Fund
Class A	- %	.25%	116,063	3,343
Class M	.25%	.25%	108,716	482
Class C	.75%	.25%	5,893	293
			230,672	4,118
Fidelity Advisor Freedom 2015 Fund
Class A	- %	.25%	268,441	8,315
Class M	.25%	.25%	177,382	1,168
Class C	.75%	.25%	37,343	2,047
			483,166	11,530
Fidelity Advisor Freedom 2020 Fund
Class A	- %	.25%	638,649	26,236
Class M	.25%	.25%	478,294	3,181
Class C	.75%	.25%	103,948	11,101
			1,220,891	40,518
Fidelity Advisor Freedom 2025 Fund
Class A	- %	.25%	1,090,020	51,623
Class M	.25%	.25%	788,460	7,394
Class C	.75%	.25%	153,115	16,382
			2,031,595	75,399
Fidelity Advisor Freedom 2030 Fund
Class A	- %	.25%	1,407,809	63,410
Class M	.25%	.25%	1,057,720	12,912
Class C	.75%	.25%	235,809	26,537
			2,701,338	102,859
Fidelity Advisor Freedom 2035 Fund
Class A	- %	.25%	1,248,247	53,575
Class M	.25%	.25%	1,001,978	6,650
Class C	.75%	.25%	215,632	32,198
			2,465,857	92,423
Fidelity Advisor Freedom 2040 Fund
Class A	- %	.25%	1,207,411	51,837
Class M	.25%	.25%	946,724	7,438
Class C	.75%	.25%	193,016	25,067
			2,347,151	84,342
Fidelity Advisor Freedom 2045 Fund
Class A	- %	.25%	773,459	41,717
Class M	.25%	.25%	636,225	4,377
Class C	.75%	.25%	132,289	17,967
			1,541,973	64,061
Fidelity Advisor Freedom 2050 Fund
Class A	- %	.25%	682,073	34,946
Class M	.25%	.25%	519,594	3,404
Class C	.75%	.25%	143,585	21,216
			1,345,252	59,566
Fidelity Advisor Freedom 2055 Fund
Class A	- %	.25%	418,442	23,372
Class M	.25%	.25%	326,774	2,324
Class C	.75%	.25%	91,833	15,562
			837,049	41,258
Fidelity Advisor Freedom 2060 Fund
Class A	- %	.25%	215,146	13,938
Class M	.25%	.25%	172,266	1,071
Class C	.75%	.25%	60,303	12,709
			447,715	27,718
Fidelity Advisor Freedom 2065 Fund
Class A	- %	.25%	67,310	2,792
Class M	.25%	.25%	32,956	715
Class C	.75%	.25%	11,351	4,690
			111,617	8,197
Fidelity Advisor Freedom 2070 Fund
Class A	- %	.25%	32	-
Class M	.25%	.25%	64	64
Class C	.75%	.25%	132	-
			228	64

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Advisor Freedom Income Fund
Class A	952
Class M	195
Class CA	126
1,273
Fidelity Advisor Freedom 2010 Fund
Class A	2,734
Class M	2,833
Class CA	22
5,589
Fidelity Advisor Freedom 2015 Fund
Class A	1,559
Class M	378
Class CA	319
2,256
Fidelity Advisor Freedom 2020 Fund
Class A	6,494
Class M	2,261
Class CA	392
9,147
Fidelity Advisor Freedom 2025 Fund
Class A	15,441
Class M	4,659
Class CA	1,193
21,293
Fidelity Advisor Freedom 2030 Fund
Class A	32,129
Class M	6,909
Class CA	2,365
41,403
Fidelity Advisor Freedom 2035 Fund
Class A	33,085
Class M	6,656
Class CA	1,537
41,278
Fidelity Advisor Freedom 2040 Fund
Class A	31,450
Class M	6,737
Class CA	1,159
39,346
Fidelity Advisor Freedom 2045 Fund
Class A	27,371
Class M	4,850
Class CA	1,460
33,681
Fidelity Advisor Freedom 2050 Fund
Class A	28,390
Class M	4,929
Class CA	2,358
35,677
Fidelity Advisor Freedom 2055 Fund
Class A	23,579
Class M	3,194
Class CA	1,786
28,559
Fidelity Advisor Freedom 2060 Fund
Class A	15,282
Class M	2,455
Class CA	689
18,426
Fidelity Advisor Freedom 2065 Fund
Class A	11,317
Class M	1,277
Class CA	156
12,750

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Advisor Freedom Income Fund	1,019
Fidelity Advisor Freedom 2010 Fund	366
Fidelity Advisor Freedom 2015 Fund	241
Fidelity Advisor Freedom 2020 Fund	152
Fidelity Advisor Freedom 2025 Fund	84
Fidelity Advisor Freedom 2030 Fund	41
Fidelity Advisor Freedom 2035 Fund	55
Fidelity Advisor Freedom 2040 Fund	55
Fidelity Advisor Freedom 2045 Fund	95
Fidelity Advisor Freedom 2050 Fund	93
Fidelity Advisor Freedom 2055 Fund	146
Fidelity Advisor Freedom 2060 Fund	214
Fidelity Advisor Freedom 2065 Fund	194
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2024	Year ended March 31, 2024
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$868,776	$1,749,430
Class M	305,423	615,519
Class C	27,337	78,896
Class K6	304,187	498,732
Class I	466,052	1,413,559
Class Z	344,953	504,617
Total	$2,316,728	$4,860,753
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$250,555	$2,449,995
Class M	85,367	1,026,935
Class C	230	23,390
Class K6	87,438	695,882
Class I	163,816	1,481,647
Class Z	92,217	706,507
Total	$679,623	$6,384,356
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$2,393,765	$ 5,276,692
Class M	738,820	1,549,117
Class C	69,696	127,655
Class K6	432,404	1,117,089
Class I	1,031,451	2,562,669
Class Z	730,591	1,625,690
Total	$5,396,727	$12,258,912
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$7,680,733	$11,585,400
Class M	2,707,640	3,713,899
Class C	277,727	353,293
Class K6	2,178,504	3,341,905
Class I	3,554,751	6,164,209
Class Z	2,565,714	4,160,692
Total	$18,965,069	$29,319,398
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$5,917,161	$16,808,894
Class M	1,943,825	5,331,789
Class C	173,865	434,534
Class K6	2,034,695	5,819,591
Class I	3,474,473	10,866,623
Class Z	2,348,118	6,953,448
Total	$15,892,137	$46,214,879
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$1,522,500	$18,844,690
Class M	335,612	6,307,362
Class C	24,730	583,281
Class K6	935,249	7,351,906
Class I	1,367,825	13,489,111
Class Z	905,908	8,402,615
Total	$5,091,824	$54,978,965
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$7,200,048	$14,343,214
Class M	2,894,538	4,994,602
Class C	321,365	454,062
Class K6	2,959,147	6,254,296
Class I	5,147,559	10,160,490
Class Z	3,231,019	7,015,697
Total	$21,753,676	$43,222,361
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$4,133,264	$10,471,271
Class M	1,647,403	3,515,118
Class C	176,751	266,239
Class K6	1,414,728	4,957,937
Class I	2,760,933	7,740,781
Class Z	1,505,450	4,964,736
Total	$11,638,529	$31,916,082
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$475,325	$7,724,654
Class M	199,954	2,852,024
Class C	21,416	231,227
Class K6	231,201	4,895,045
Class I	393,144	7,335,362
Class Z	218,688	4,081,402
Total	$1,539,728	$27,119,714
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$125,030	$6,252,824
Class M	48,163	2,095,935
Class C	6,943	223,351
Class K6	61,757	4,270,167
Class I	110,675	6,337,275
Class Z	52,478	3,284,779
Total	$405,046	$22,464,331
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$569,471	$4,780,847
Class M	226,324	1,720,440
Class C	32,932	194,596
Class K6	364,861	3,957,020
Class I	598,815	5,862,217
Class Z	265,391	2,353,204
Total	$2,057,794	$18,868,324
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$763,486	$2,871,923
Class M	306,370	1,067,008
Class C	54,861	154,198
Class K6	520,356	2,350,306
Class I	766,928	3,444,112
Class Z	403,796	1,408,124
Total	$2,815,797	$11,295,671
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$312,219	$627,113
Class M	72,786	148,944
Class C	13,215	22,128
Class K6	188,412	536,241
Class I	256,147	643,414
Class Z	146,737	331,244
Total	$989,516	$2,309,084
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2024	Year ended March 31, 2024	Six months ended September 30, 2024	Year ended March 31, 2024
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	548,269	1,402,051	$5,538,085	$13,608,378
Issued in exchange for the shares of the Acquired Fund(s)	3,431,525	-	34,555,531	-
Reinvestment of distributions	83,422	172,794	843,481	1,694,243
Shares redeemed	(976,698)	(1,730,981)	(9,915,991)	(16,859,635)
Net increase (decrease)	3,086,518	(156,136)	$31,021,106	$(1,557,014)
Class M
Shares sold	241,960	443,433	$2,429,673	$4,315,147
Issued in exchange for the shares of the Acquired Fund(s)	1,653,082	-	16,613,455	-
Reinvestment of distributions	30,198	62,819	304,858	614,817
Shares redeemed	(546,319)	(794,872)	(5,544,540)	(7,731,973)
Net increase (decrease)	1,378,921	(288,620)	$13,803,446	$(2,802,009)
Class C
Shares sold	26,921	56,955	$273,825	$553,189
Issued in exchange for the shares of the Acquired Fund(s)	46,278	-	461,389	-
Reinvestment of distributions	2,428	7,108	24,271	69,108
Shares redeemed	(68,027)	(134,098)	(686,553)	(1,287,485)
Net increase (decrease)	7,600	(70,035)	$72,932	$(665,188)
Class K6
Shares sold	1,525,105	686,469	$15,647,816	$6,670,834
Issued in exchange for the shares of the Acquired Fund(s)	984,354	-	9,941,960	-
Reinvestment of distributions	28,847	48,974	293,190	481,109
Shares redeemed	(340,625)	(659,218)	(3,457,595)	(6,467,676)
Net increase (decrease)	2,197,681	76,225	$22,425,371	$684,267
Class I
Shares sold	247,661	942,217	$2,508,082	$9,198,283
Issued in exchange for the shares of the Acquired Fund(s)	1,438,662	-	14,544,808	-
Reinvestment of distributions	45,452	142,189	459,995	1,398,103
Shares redeemed	(3,554,390)	(2,748,602)	(36,472,408)	(26,777,688)
Net increase (decrease)	(1,822,615)	(1,664,196)	$(18,959,523)	$(16,181,302)
Class Z
Shares sold	1,786,146	1,307,174	$18,287,362	$12,637,738
Issued in exchange for the shares of the Acquired Fund(s)	1,285,750	-	12,973,158	-
Reinvestment of distributions	33,189	49,385	337,014	485,310
Shares redeemed	(586,445)	(620,631)	(5,993,949)	(6,044,512)
Net increase (decrease)	2,518,640	735,928	$25,603,585	$7,078,536
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	236,005	606,063	$2,525,317	$6,204,697
Reinvestment of distributions	23,188	230,386	244,165	2,393,132
Shares redeemed	(1,382,451)	(2,097,428)	(14,776,880)	(21,387,911)
Net increase (decrease)	(1,123,258)	(1,260,979)	$(12,007,398)	$(12,790,082)
Class M
Shares sold	174,456	405,157	$1,854,347	$4,111,665
Reinvestment of distributions	8,149	99,233	85,240	1,025,538
Shares redeemed	(533,461)	(1,002,559)	(5,663,623)	(10,190,523)
Net increase (decrease)	(350,856)	(498,169)	$(3,724,036)	$(5,053,320)
Class C
Shares sold	14,083	5,450	$152,921	$55,416
Reinvestment of distributions	22	2,257	229	23,360
Shares redeemed	(26,703)	(107,002)	(286,752)	(1,087,102)
Net increase (decrease)	(12,598)	(99,295)	$(133,602)	$(1,008,326)
Class K6
Shares sold	1,133,980	745,292	$12,245,552	$7,678,876
Reinvestment of distributions	8,278	64,830	87,000	671,544
Shares redeemed	(276,510)	(678,599)	(2,938,701)	(6,921,794)
Net increase (decrease)	865,748	131,523	$9,393,851	$1,428,626
Class I
Shares sold	136,505	588,997	$1,468,887	$6,070,993
Reinvestment of distributions	15,404	141,405	162,975	1,472,415
Shares redeemed	(2,410,756)	(3,991,454)	(26,347,674)	(40,870,099)
Net increase (decrease)	(2,258,847)	(3,261,052)	$(24,715,812)	$(33,326,691)
Class Z
Shares sold	919,957	2,089,629	$9,993,048	$21,033,261
Reinvestment of distributions	8,808	68,319	92,217	706,491
Shares redeemed	(284,397)	(586,574)	(3,041,625)	(5,970,385)
Net increase (decrease)	644,368	1,571,374	$7,043,640	$15,769,367
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	581,961	1,384,658	$6,143,407	$13,898,224
Reinvestment of distributions	227,570	507,961	2,364,454	5,211,465
Shares redeemed	(2,746,136)	(6,195,194)	(29,185,319)	(62,083,690)
Net increase (decrease)	(1,936,605)	(4,302,575)	$(20,677,458)	$(42,974,001)
Class M
Shares sold	295,680	463,111	$3,115,434	$4,640,230
Reinvestment of distributions	71,172	150,875	736,633	1,544,969
Shares redeemed	(875,843)	(2,162,359)	(9,300,608)	(21,660,348)
Net increase (decrease)	(508,991)	(1,548,373)	$(5,448,541)	$(15,475,149)
Class C
Shares sold	19,118	84,277	$200,159	$840,657
Reinvestment of distributions	6,786	12,548	69,696	127,610
Shares redeemed	(67,986)	(333,451)	(715,845)	(3,320,282)
Net increase (decrease)	(42,082)	(236,626)	$(445,990)	$(2,352,015)
Class K6
Shares sold	2,062,890	1,833,874	$22,237,099	$18,609,457
Reinvestment of distributions	41,139	107,014	429,490	1,102,963
Shares redeemed	(467,666)	(1,869,669)	(4,977,173)	(18,954,932)
Net increase (decrease)	1,636,363	71,219	$17,689,416	$757,488
Class I
Shares sold	378,541	1,297,870	$4,068,458	$13,147,291
Reinvestment of distributions	97,560	245,546	1,026,327	2,545,828
Shares redeemed	(4,687,191)	(8,705,300)	(51,040,198)	(88,103,597)
Net increase (decrease)	(4,211,090)	(7,161,884)	$(45,945,413)	$(72,410,478)
Class Z
Shares sold	2,713,783	4,888,239	$29,278,786	$48,663,204
Reinvestment of distributions	70,188	158,141	728,548	1,622,404
Shares redeemed	(1,035,600)	(1,624,642)	(11,029,563)	(16,297,976)
Net increase (decrease)	1,748,371	3,421,738	$18,977,771	$33,987,632
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	1,724,348	5,545,247	$20,684,233	$62,105,921
Reinvestment of distributions	645,295	987,120	7,543,504	11,367,551
Shares redeemed	(7,418,974)	(13,373,660)	(88,542,891)	(150,026,199)
Net increase (decrease)	(5,049,331)	(6,841,293)	$(60,315,154)	$(76,552,727)
Class M
Shares sold	689,583	1,708,018	$8,205,800	$19,098,379
Reinvestment of distributions	231,395	321,190	2,700,369	3,696,897
Shares redeemed	(1,730,366)	(5,027,202)	(20,710,790)	(56,510,823)
Net increase (decrease)	(809,388)	(2,997,994)	$(9,804,621)	$(33,715,547)
Class C
Shares sold	54,864	207,688	$645,184	$2,291,089
Reinvestment of distributions	23,731	29,966	272,907	340,118
Shares redeemed	(245,705)	(804,886)	(2,877,309)	(8,866,398)
Net increase (decrease)	(167,110)	(567,232)	$(1,959,218)	$(6,235,191)
Class K6
Shares sold	5,506,581	5,034,811	$66,721,625	$57,038,018
Reinvestment of distributions	185,382	288,787	2,176,385	3,333,665
Shares redeemed	(1,528,405)	(3,961,322)	(18,458,342)	(44,897,999)
Net increase (decrease)	4,163,558	1,362,276	$50,439,668	$15,473,684
Class I
Shares sold	739,912	3,768,839	$8,951,442	$42,635,795
Reinvestment of distributions	297,158	525,120	3,521,327	6,110,240
Shares redeemed	(12,274,545)	(22,182,153)	(150,317,093)	(250,201,325)
Net increase (decrease)	(11,237,475)	(17,888,194)	$(137,844,324)	$(201,455,290)
Class Z
Shares sold	5,737,943	12,012,344	$69,509,663	$133,096,607
Reinvestment of distributions	219,380	361,081	2,562,364	4,155,259
Shares redeemed	(2,074,010)	(5,002,110)	(24,673,705)	(56,350,625)
Net increase (decrease)	3,883,313	7,371,315	$47,398,322	$80,901,241
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	3,972,787	11,119,583	$50,728,659	$130,953,768
Reinvestment of distributions	466,874	1,369,682	5,845,259	16,651,187
Shares redeemed	(10,111,279)	(22,123,276)	(129,357,157)	(261,329,325)
Net increase (decrease)	(5,671,618)	(9,634,011)	$(72,783,239)	$(113,724,370)
Class M
Shares sold	1,362,208	3,180,999	$17,359,033	$37,535,100
Reinvestment of distributions	154,758	436,845	1,940,670	5,325,141
Shares redeemed	(3,641,959)	(7,885,801)	(46,800,584)	(93,339,987)
Net increase (decrease)	(2,124,993)	(4,267,957)	$(27,500,881)	$(50,479,746)
Class C
Shares sold	132,436	331,754	$1,646,300	$3,794,578
Reinvestment of distributions	14,146	36,385	172,297	431,524
Shares redeemed	(346,986)	(984,529)	(4,310,851)	(11,341,212)
Net increase (decrease)	(200,404)	(616,390)	$(2,492,254)	$(7,115,110)
Class K6
Shares sold	12,864,790	9,141,242	$167,767,423	$108,897,887
Reinvestment of distributions	159,212	464,093	2,006,067	5,669,414
Shares redeemed	(3,582,407)	(6,363,774)	(46,122,138)	(75,758,521)
Net increase (decrease)	9,441,595	3,241,561	$123,651,352	$38,808,780
Class I
Shares sold	2,174,101	8,451,276	$28,099,575	$100,717,919
Reinvestment of distributions	272,822	879,765	3,464,839	10,814,830
Shares redeemed	(26,912,998)	(36,202,942)	(353,461,154)	(429,600,779)
Net increase (decrease)	(24,466,075)	(26,871,901)	$(321,896,740)	$(318,068,030)
Class Z
Shares sold	12,983,567	21,619,351	$168,544,933	$251,726,378
Reinvestment of distributions	187,669	572,372	2,347,744	6,951,802
Shares redeemed	(4,066,791)	(7,997,215)	(51,957,552)	(94,851,806)
Net increase (decrease)	9,104,445	14,194,508	$118,935,125	$163,826,374
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	5,818,338	12,905,379	$83,342,596	$167,905,489
Reinvestment of distributions	106,923	1,380,003	1,502,263	18,604,757
Shares redeemed	(10,734,025)	(19,270,767)	(153,891,035)	(251,061,381)
Net increase (decrease)	(4,808,764)	(4,985,385)	$(69,046,176)	$(64,551,135)
Class M
Shares sold	1,873,275	4,362,529	$26,444,994	$56,259,437
Reinvestment of distributions	24,049	470,897	334,763	6,295,899
Shares redeemed	(3,992,326)	(7,041,747)	(56,802,296)	(90,898,920)
Net increase (decrease)	(2,095,002)	(2,208,321)	$(30,022,539)	$(28,343,584)
Class C
Shares sold	165,808	502,877	$2,282,799	$6,352,818
Reinvestment of distributions	1,789	44,038	24,272	574,697
Shares redeemed	(461,091)	(957,327)	(6,382,602)	(12,133,566)
Net increase (decrease)	(293,494)	(410,412)	$(4,075,531)	$(5,206,051)
Class K6
Shares sold	15,311,281	10,664,023	$222,830,690	$139,987,925
Reinvestment of distributions	65,639	538,462	924,196	7,254,075
Shares redeemed	(3,829,136)	(6,218,678)	(54,633,788)	(81,921,745)
Net increase (decrease)	11,547,784	4,983,807	$169,121,098	$65,320,255
Class I
Shares sold	2,938,795	11,112,912	$42,315,981	$145,752,789
Reinvestment of distributions	96,076	987,462	1,363,324	13,402,130
Shares redeemed	(33,110,030)	(38,015,816)	(486,165,848)	(495,363,035)
Net increase (decrease)	(30,075,159)	(25,915,442)	$(442,486,543)	$(336,208,116)
Class Z
Shares sold	16,572,264	24,952,146	$240,145,819	$319,321,348
Reinvestment of distributions	64,708	625,872	905,269	8,396,532
Shares redeemed	(4,539,085)	(7,491,960)	(64,653,599)	(97,712,189)
Net increase (decrease)	12,097,887	18,086,058	$176,397,489	$230,005,691
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	5,168,684	12,394,607	$75,731,165	$163,059,939
Reinvestment of distributions	495,172	1,034,895	7,115,625	14,188,398
Shares redeemed	(9,742,241)	(17,299,145)	(143,067,487)	(229,180,904)
Net increase (decrease)	(4,078,385)	(3,869,643)	$(60,220,697)	$(51,932,567)
Class M
Shares sold	1,958,629	4,136,510	$28,041,423	$53,602,827
Reinvestment of distributions	205,200	370,675	2,893,325	4,993,120
Shares redeemed	(3,410,770)	(6,359,186)	(49,162,373)	(82,453,309)
Net increase (decrease)	(1,246,941)	(1,852,001)	$(18,227,625)	$(23,857,362)
Class C
Shares sold	170,757	554,854	$2,369,037	$6,942,437
Reinvestment of distributions	23,442	34,555	318,815	449,904
Shares redeemed	(268,318)	(754,597)	(3,718,476)	(9,493,046)
Net increase (decrease)	(74,119)	(165,188)	$(1,030,624)	$(2,100,705)
Class K6
Shares sold	16,134,823	10,301,314	$242,226,976	$138,018,955
Reinvestment of distributions	202,815	449,322	2,944,873	6,218,614
Shares redeemed	(4,404,283)	(4,915,649)	(64,413,733)	(65,975,866)
Net increase (decrease)	11,933,355	5,834,987	$180,758,116	$78,261,703
Class I
Shares sold	3,169,510	10,485,286	$47,041,573	$139,937,397
Reinvestment of distributions	351,981	727,021	5,131,882	10,105,596
Shares redeemed	(30,990,067)	(34,848,113)	(467,910,053)	(460,773,310)
Net increase (decrease)	(27,468,576)	(23,635,806)	$(415,736,598)	$(310,730,317)
Class Z
Shares sold	16,237,974	23,697,337	$241,469,998	$307,768,407
Reinvestment of distributions	224,823	512,090	3,230,712	7,015,636
Shares redeemed	(3,875,613)	(6,342,968)	(56,780,606)	(84,444,199)
Net increase (decrease)	12,587,184	17,866,459	$187,920,104	$230,339,844
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	4,026,680	10,261,456	$66,299,166	$148,328,571
Reinvestment of distributions	252,986	684,436	4,090,791	10,369,170
Shares redeemed	(6,911,804)	(13,302,598)	(114,273,432)	(193,076,837)
Net increase (decrease)	(2,632,138)	(2,356,706)	$(43,883,475)	$(34,379,096)
Class M
Shares sold	1,448,456	3,510,531	$23,536,007	$50,412,784
Reinvestment of distributions	102,984	234,079	1,645,690	3,508,840
Shares redeemed	(2,710,434)	(5,381,820)	(44,148,542)	(77,229,654)
Net increase (decrease)	(1,158,994)	(1,637,210)	$(18,966,845)	$(23,308,030)
Class C
Shares sold	132,996	399,947	$2,080,155	$5,513,873
Reinvestment of distributions	11,439	18,347	175,932	265,113
Shares redeemed	(326,594)	(662,093)	(5,126,334)	(9,183,513)
Net increase (decrease)	(182,159)	(243,799)	$(2,870,247)	$(3,404,527)
Class K6
Shares sold	11,923,989	8,759,816	$200,754,087	$128,952,971
Reinvestment of distributions	85,704	321,082	1,398,693	4,899,709
Shares redeemed	(4,192,470)	(4,262,084)	(68,065,937)	(63,013,319)
Net increase (decrease)	7,817,223	4,818,814	$134,086,843	$70,839,361
Class I
Shares sold	2,668,580	9,326,968	$44,359,143	$135,970,152
Reinvestment of distributions	167,931	501,888	2,752,390	7,698,959
Shares redeemed	(25,242,639)	(27,761,131)	(428,143,280)	(403,602,413)
Net increase (decrease)	(22,406,128)	(17,932,275)	$(381,031,747)	$(259,933,302)
Class Z
Shares sold	14,079,093	18,359,149	$235,581,664	$261,114,145
Reinvestment of distributions	93,213	328,558	1,505,385	4,964,516
Shares redeemed	(3,701,490)	(4,725,534)	(60,660,700)	(68,742,251)
Net increase (decrease)	10,470,816	13,962,173	$176,426,349	$197,336,410
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	4,266,056	10,732,439	$55,875,164	$122,364,918
Reinvestment of distributions	36,702	656,734	473,454	7,701,922
Shares redeemed	(6,479,402)	(12,255,676)	(85,062,883)	(140,718,145)
Net increase (decrease)	(2,176,644)	(866,503)	$(28,714,265)	$(10,651,305)
Class M
Shares sold	1,547,199	3,642,383	$19,916,934	$41,012,864
Reinvestment of distributions	15,746	247,561	199,814	2,850,581
Shares redeemed	(2,733,395)	(4,843,474)	(35,263,611)	(55,034,041)
Net increase (decrease)	(1,170,450)	(953,530)	$(15,146,863)	$(11,170,596)
Class C
Shares sold	143,899	352,433	$1,791,706	$3,849,965
Reinvestment of distributions	1,729	20,673	21,321	229,769
Shares redeemed	(271,454)	(552,126)	(3,404,097)	(6,113,029)
Net increase (decrease)	(125,826)	(179,020)	$(1,591,070)	$(2,033,295)
Class K6
Shares sold	14,640,178	10,310,692	$197,003,252	$120,321,099
Reinvestment of distributions	17,566	406,743	229,409	4,859,513
Shares redeemed	(5,541,212)	(5,243,404)	(71,780,468)	(61,565,515)
Net increase (decrease)	9,116,532	5,474,031	$125,452,193	$63,615,097
Class I
Shares sold	2,912,836	9,950,707	$38,592,864	$114,844,344
Reinvestment of distributions	29,938	615,980	391,594	7,288,035
Shares redeemed	(27,068,054)	(27,829,533)	(366,667,565)	(319,631,578)
Net increase (decrease)	(24,125,280)	(17,262,846)	$(327,683,107)	$(197,499,199)
Class Z
Shares sold	14,232,629	19,072,704	$189,196,163	$212,800,598
Reinvestment of distributions	17,058	345,512	218,688	4,081,402
Shares redeemed	(3,539,096)	(4,961,344)	(46,111,335)	(56,473,749)
Net increase (decrease)	10,710,591	14,456,872	$143,303,516	$160,408,251
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	4,041,772	9,501,375	$53,224,299	$109,221,660
Reinvestment of distributions	9,609	524,929	124,441	6,226,291
Shares redeemed	(5,519,548)	(10,723,575)	(73,116,102)	(123,765,067)
Net increase (decrease)	(1,468,167)	(697,271)	$(19,767,362)	$(8,317,116)
Class M
Shares sold	1,488,673	3,296,630	$19,355,627	$37,322,856
Reinvestment of distributions	3,762	179,024	48,153	2,095,117
Shares redeemed	(1,867,588)	(4,758,417)	(24,496,167)	(54,563,043)
Net increase (decrease)	(375,153)	(1,282,763)	$(5,092,387)	$(15,145,070)
Class C
Shares sold	139,609	408,375	$1,763,680	$4,506,548
Reinvestment of distributions	557	19,654	6,936	223,042
Shares redeemed	(269,275)	(538,404)	(3,423,888)	(6,048,043)
Net increase (decrease)	(129,109)	(110,375)	$(1,653,272)	$(1,318,453)
Class K6
Shares sold	12,665,050	9,474,556	$170,865,408	$110,788,203
Reinvestment of distributions	4,693	352,942	61,436	4,244,361
Shares redeemed	(5,174,731)	(4,482,843)	(66,804,110)	(52,608,275)
Net increase (decrease)	7,495,012	5,344,655	$104,122,734	$62,424,289
Class I
Shares sold	2,960,928	10,074,896	$39,356,143	$116,665,115
Reinvestment of distributions	8,413	526,428	110,460	6,308,695
Shares redeemed	(25,832,874)	(23,922,915)	(351,811,565)	(276,194,928)
Net increase (decrease)	(22,863,533)	(13,321,591)	$(312,344,962)	$(153,221,118)
Class Z
Shares sold	14,421,040	15,849,434	$194,414,434	$178,777,654
Reinvestment of distributions	4,048	274,442	52,460	3,284,590
Shares redeemed	(2,927,318)	(4,419,875)	(38,452,187)	(50,963,372)
Net increase (decrease)	11,497,770	11,704,001	$156,014,707	$131,098,872
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	2,830,383	6,826,552	$41,639,446	$87,738,765
Reinvestment of distributions	39,105	365,286	566,638	4,759,500
Shares redeemed	(3,200,792)	(6,687,397)	(47,251,494)	(86,737,156)
Net increase (decrease)	(331,304)	504,441	$(5,045,410)	$5,761,109
Class M
Shares sold	954,010	2,287,663	$13,856,139	$29,066,965
Reinvestment of distributions	15,806	133,976	226,184	1,719,452
Shares redeemed	(1,370,813)	(2,622,494)	(20,023,777)	(33,571,792)
Net increase (decrease)	(400,997)	(200,855)	$(5,941,454)	$(2,785,375)
Class C
Shares sold	97,219	237,350	$1,378,287	$2,962,362
Reinvestment of distributions	2,339	15,511	32,867	194,173
Shares redeemed	(169,208)	(240,790)	(2,436,203)	(3,065,366)
Net increase (decrease)	(69,650)	12,071	$(1,025,049)	$91,169
Class K6
Shares sold	8,942,359	7,499,834	$134,510,623	$97,767,240
Reinvestment of distributions	24,870	297,086	362,858	3,936,700
Shares redeemed	(4,543,064)	(3,000,706)	(65,052,921)	(39,326,494)
Net increase (decrease)	4,424,165	4,796,214	$69,820,560	$62,377,446
Class I
Shares sold	2,279,192	7,890,709	$33,806,802	$102,036,324
Reinvestment of distributions	40,726	444,684	595,817	5,827,972
Shares redeemed	(17,701,697)	(14,705,939)	(269,316,804)	(189,652,319)
Net increase (decrease)	(15,381,779)	(6,370,546)	$(234,914,185)	$(81,788,023)
Class Z
Shares sold	10,298,314	9,673,424	$155,098,288	$121,839,752
Reinvestment of distributions	18,403	177,565	265,374	2,353,030
Shares redeemed	(2,006,299)	(2,438,462)	(29,268,971)	(31,419,609)
Net increase (decrease)	8,310,418	7,412,527	$126,094,691	$92,773,173
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	2,080,983	4,673,505	$27,867,757	$55,058,059
Reinvestment of distributions	57,629	243,427	760,126	2,860,927
Shares redeemed	(1,858,216)	(3,796,850)	(25,006,678)	(44,847,939)
Net increase (decrease)	280,396	1,120,082	$3,621,205	$13,071,047
Class M
Shares sold	1,105,484	1,851,058	$14,814,792	$21,597,651
Reinvestment of distributions	23,362	91,509	306,039	1,065,721
Shares redeemed	(920,425)	(1,627,893)	(12,360,058)	(19,248,036)
Net increase (decrease)	208,421	314,674	$2,760,773	$3,415,336
Class C
Shares sold	87,492	221,180	$1,141,433	$2,541,638
Reinvestment of distributions	4,196	13,376	54,379	152,993
Shares redeemed	(71,937)	(125,920)	(954,549)	(1,476,631)
Net increase (decrease)	19,751	108,636	$241,263	$1,218,000
Class K6
Shares sold	5,426,457	5,230,522	$74,373,853	$62,421,719
Reinvestment of distributions	38,949	194,806	518,026	2,337,525
Shares redeemed	(2,680,215)	(1,806,522)	(35,038,448)	(21,688,096)
Net increase (decrease)	2,785,191	3,618,806	$39,853,431	$43,071,148
Class I
Shares sold	1,807,993	5,495,541	$24,444,350	$64,918,233
Reinvestment of distributions	57,572	291,603	766,289	3,439,442
Shares redeemed	(10,105,500)	(8,238,742)	(139,927,469)	(96,808,424)
Net increase (decrease)	(8,239,935)	(2,451,598)	$(114,716,830)	$(28,450,749)
Class Z
Shares sold	6,314,452	6,278,007	$86,652,121	$72,642,954
Reinvestment of distributions	30,683	116,897	403,788	1,408,009
Shares redeemed	(1,387,455)	(1,657,183)	(18,466,117)	(19,583,648)
Net increase (decrease)	4,957,680	4,737,721	$68,589,792	$54,467,315
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	1,156,517	2,375,003	$14,611,929	$26,577,851
Reinvestment of distributions	25,140	55,895	311,983	626,920
Shares redeemed	(586,059)	(1,131,698)	(7,446,243)	(12,545,520)
Net increase (decrease)	595,598	1,299,200	$7,477,669	$14,659,251
Class M
Shares sold	468,707	609,674	$5,919,201	$6,741,668
Reinvestment of distributions	5,889	13,362	72,786	148,944
Shares redeemed	(242,177)	(421,159)	(3,063,964)	(4,714,006)
Net increase (decrease)	232,419	201,877	$2,928,023	$2,176,606
Class C
Shares sold	33,220	80,699	$414,441	$889,246
Reinvestment of distributions	1,078	1,996	13,215	22,128
Shares redeemed	(10,052)	(21,712)	(126,134)	(240,295)
Net increase (decrease)	24,246	60,983	$301,522	$671,079
Class K6
Shares sold	2,004,577	1,788,980	$25,920,883	$20,106,597
Reinvestment of distributions	15,016	46,823	188,300	535,894
Shares redeemed	(860,664)	(447,832)	(10,695,192)	(5,048,249)
Net increase (decrease)	1,158,929	1,387,971	$15,413,991	$15,594,242
Class I
Shares sold	879,237	2,258,815	$11,142,767	$25,128,619
Reinvestment of distributions	20,508	57,245	256,144	643,414
Shares redeemed	(3,030,639)	(2,079,590)	(39,347,055)	(22,933,944)
Net increase (decrease)	(2,130,894)	236,470	$(27,948,144)	$2,838,089
Class Z
Shares sold	2,202,929	1,956,628	$28,561,389	$21,696,940
Reinvestment of distributions	11,721	28,681	146,394	330,500
Shares redeemed	(473,513)	(478,104)	(5,983,654)	(5,376,632)
Net increase (decrease)	1,741,137	1,507,205	$22,724,129	$16,650,808
Fidelity Advisor Freedom 2070 FundA
Class A
Shares sold	5,039	-	$50,411	$-
Shares redeemed	(3)	-	(30)	-
Net increase (decrease)	5,036	-	$50,381	$-
Class M
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Class C
Shares sold	5,514	-	$55,225	$-
Shares redeemed	(3)	-	(30)	-
Net increase (decrease)	5,511	-	$55,195	$-
Class K6
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-
Class I
Shares sold	25,338	-	$253,500	$-
Net increase (decrease)	25,338	-	$253,500	$-
Class Z
Shares sold	5,000	-	$50,000	$-
Net increase (decrease)	5,000	-	$50,000	$-

A For the period June 28, 2024 (commencement of operations) through September 30, 2024.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Series Equity Growth Fund	12%	13%	15%	12%	11%
Fidelity Advisor Series Growth Opportunities Fund	12%	13%	15%	12%	11%
Fidelity Advisor Series Small Cap Fund	12%	14%	15%	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	89%
Fidelity Advisor Series Growth Opportunities Fund	89%
Fidelity Advisor Series Small Cap Fund	89%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Reorganization Information.
On June 14, 2024, Fidelity Advisor Freedom Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Freedom 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Advisor Freedom Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Advisor Freedom Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Advisor Freedom Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Advisor Freedom Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Freedom 2005 Fund	89,072,400	2,512,544
Class A			34,555,531	3,431,525	1.0188182721
Class M			16,613,455	1,653,082	1.0189950249
Class C			461,389	46,278	1.0363590772
Class Z			12,973,158	1,285,750	1.0152428147
Class Z6			9,941,960	984,354	1.0171188119
Class I			14,544,808	1,438,662	1.0237487636

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor Freedom Income Fund	168,788,446	257,878,747

Pro forma results of operations of the combined entity for the entire period ended September 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,936,127
Total net realized gain (loss)	(1,030,938)
Total change in net unrealized appreciation (depreciation)	11,550,194
Net increase (decrease) in net assets resulting from operations	$13,455,383

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Advisor Freedom Income Fund accompanying Statement of Operations since June 14, 2024.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Freedom 2070 Fund

At its March 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed class-level management fee rates rank above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees that cover expenses for services beyond portfolio management.
The Board also considered that the projected total net expense ratio of Class Z and Class K6 (including acquired fund fees and expenses) of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, and that the projected total net expense ratio of Class A, Class M, Class C, and Class I rank above the competitive median. The Board considered that the total net expense ratio of Class M is above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. The Board noted that the total net expense ratio of Class C is above the competitive median primarily because of its 1.00% 12b-1 fee. The Board also noted that Although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail classes of competitor target date funds of a similar vintage, the projected total net expenses ratio of Class I is equal to the competitive median. The Board also noted that while the total net expense ratio of Class A is above the competitive median, Class A expenses are reasonable in light of the overall value of services shareholders will receive.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such difference is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.
The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.
These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of the fund except by a vote of a majority of the Board of Trustees of the fund.
Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its consideration of future renewals of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Freedom Income Fund
Fidelity Advisor Freedom 2010 Fund
Fidelity Advisor Freedom 2015 Fund
Fidelity Advisor Freedom 2020 Fund
Fidelity Advisor Freedom 2025 Fund
Fidelity Advisor Freedom 2030 Fund
Fidelity Advisor Freedom 2035 Fund
Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Freedom 2055 Fund
Fidelity Advisor Freedom 2060 Fund
Fidelity Advisor Freedom 2065 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that each fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023 (except for Fidelity Advisor Freedom Income Fund and Fidelity Advisor Freedom 2010 Fund). Further, the information provided to the Board indicated that the total expenses of Class I of each fund (except Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2040 Fund) ranked below the competitive median of the similar sales load structure group for 2023. The information provided to the Board indicated that the total expenses of Class I of each fund (except Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, and Fidelity Advisor Freedom 2015) ranked above the competitive median of the total expense asset size peer group for 2023.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds. The Board also noted that Fidelity believes the competitive discussion has limited value given that each fund has a custom benchmark unique to its own strategy, has different objectives and goals, and can have unique asset class exposures and allocations. The Board further noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 4th quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of each fund (except Fidelity Advisor Freedom Income Fund and Fidelity Advisor Freedom 2010) ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 0.50% 12b‑1 fee, which is higher than the 12b-1 fee for most front-end load classes included in the competitive group. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 0.50% 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load.
The Board also considered that the total expenses for Class C of each fund (except Fidelity Advisor Freedom Income Fund and Fidelity Advisor Freedom 2010 Fund) ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class C has a 1.00% 12b‑1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund (for each fund, except Fidelity Advisor Freedom 2065 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2025.

1.792138.121
AFF-SANN-1124

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 21, 2024

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 21, 2024